As filed with the Securities and Exchange Commission on [date]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-08243
Direxion Funds
(Exact name of registrant as specified in charter)
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)
Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Name and address of agent for service)
1-646-572-3390]
Registrant’s telephone number, including area code
Date of fiscal year end: August 31, 2006
Date of reporting period: August 31, 2006

Item 1.     Report to Stockholders.

LETTER TO SHAREHOLDERS

Dear Direxion Funds Shareholder,

This Annual Report covers the fiscal year from September 1, 2005 through August 31, 2006, a period of considerable change for the Direxion Funds. In addition to changing the name of the fund family from Potomac to Direxion, we modified the beta on certain Funds and launched a variety of new funds with higher betas. Fiscal year 2006 was enormously productive and we have sustained our momentum into this year.

The level and volatility of commodity prices and the Federal Reserve’s seven consecutive 0.25% rate increases from 3.50% to 5.25% were key stories during the year. The possibility of a decline in real estate weighed on the markets as did generally bad news from abroad (Iraq, Iran, Lebanon and North Korea). At the end of the year, inflationary expectations diminished, the Federal Reserve paused and the markets rallied. In general, the domestic indexes declined from September 1 through early November, rallied strongly through early May, declined sharply until early July and then rallied through the end of August. For the fiscal year, the Dow Jones Industrial Average gained 11.16% and pushed the Dow 30 Plus Fund to a gain of 10.39% with the underperformance attributed to the negative impact of fund and portfolio expenses and impact of daily compounding in a volatile market. The S&P 500 gained 8.88% and the US Short Fund declined only 2.91%, a much better performance than might have been expected in light of index gain. The Nasdaq 100 provided a return of (0.13%) and the OTC Plus Fund declined by 2.92%, impaired somewhat by the expense ratio and the cost of leverage in a flat market. The Russell 2000 was the best performing of the major indexes, gaining 9.36% for the year, down from a 15% gain in May. The Small Cap Bull 2.5X Fund moved to a 2.5 beta in May, an inopportune time in light of the decline that followed. The Fund was up over 20% for the fiscal year in May but the beta change and the market sell-off lend to a loss for the fiscal year of 5.6% while the Small Cap Bear Fund declined 17.09% for the fiscal year benefiting somewhat from the higher beta in the decline in May and June.

Emerging markets gained spectacularly from the inception of the Direxion Emerging Market Funds in November through May before declining sharply and substantially. The Emerging Market Bull 2X Fund, which had been up as much as 70%, gained 27.60% for the year compared to a 20.15% gain for its benchmark. The Emerging Market Bear 2X Fund, which was launched shortly after the Bull Fund, declined 39.50% by the end of the fiscal year despite gaining strongly in May and June. The Developed Markets Bull Fund gained 11.65% while the Developed Markets Bear Fund declined 20.50% from its February inception through the end of the year. The Commodity Bull 2X Fund, which was actively managed fund for most of the year, began to seek 200% of the daily return of the Morgan Stanley Commodity Related Equity Index on July 1. For the fiscal year, the Fund declined 9.35%.

The high yield market continued to generate solid returns. The Merrill Lynch High Yield Master II Index returned 5.49% while the Lipper High Current Yield Index returned 4.89% for fiscal year 2006. The Dynamic HY Bond Fund returned 5.58% for the period, while the HY Bear Fund declined 2.60%. During the fiscal year, the yield on the 10 Year Note rose from 4.02% to a high of 5.25% before declining below 4.8% by the end of the year. The 10 Year Bull Fund declined 8.52% during the year as rates rose, while the 10 Year Bear Fund gained 10.87%.

As always, we thank you for using the Direxion Funds and look forward to our continued mutual success.

Daniel O’Neill

Chief Investment Officer
Direxion Funds

The performance data quoted represents past performance; past performance does not guarantee futures results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. Investors considering an investment may obtain a prospectus by calling 1-800-851-0511. Investors should read the prospectus carefully for more complete information, including charges, expenses, and additional risks, before investing or sending money.

US/Short Fund Allocation of Fund Holdings (Unaudited)
OTC Plus Fund Allocation of Fund Holdings (Unaudited)
Small Cap Bull 2.5X Fund Allocation of Fund Holdings (Unaudited)
Small Cap Bear 2.5X Fund Allocation of Fund Holdings (Unaudited)
Dow 30 Plus Fund Allocation of Fund Holdings (Unaudited)
10 Year Note Bull 2.5X Fund Allocation of Fund Holdings (Unaudited)
10 Year Note Bear 2.5X Fund Allocation of Fund Holdings (Unaudited)
Commodity Bull 2X Fund Allocation of Fund Holdings (Unaudited)
Dynamic HY Bond Fund Allocation of Fund Holdings (Unaudited)
HY Bear Fund Allocation of Fund Holdings (Unaudited)
Emerging Markets Bull 2X Fund Allocation of Fund Holdings (Unaudited)
Emerging Markets Bear 2X Fund Allocation of Fund Holdings (Unaudited)
Developed Markets Bull 2X Fund Allocation of Fund Holdings (Unaudited)
Developed Markets Bear 2X Fund Allocation of Fund Holdings (Unaudited)
US Government Money Market Allocation of Fund Holdings (Unaudited)
U.S./Short Fund Schedule of Short Futures Contracts
U.S./Short Fund Schedule of Short Equity Swap Contracts
OTC Plus Fund Schedule of Investments
OTC Plus Fund Schedule of Futures Contracts
Small Cap Bull 2.5X Fund Schedule of Investments
Dow 30 Plus Fund Schedule of Investments
10 Year Note Bull 2.5X Fund Schedule of Investments
Dynamic HY Bond Fund Schedule of Investments
HY Bear Fund Schedule of Investments
HY Bear Fund Schedule of Credit Default Swaps
Commodity Bull 2X Fund Schedule of Investments
Commodity Bull 2X Fund Schedule of Equity Swap Contracts
Emerging Markets Bull 2X Fund Schedule of Investments
Emerging Markets Bull 2X Fund Schedule of Equity Swap Contracts
Emerging Markets Bear 2X Fund Schedule of Investments
Emerging Markets Bear 2X Fund Schedule of Short Equity Swap Contracts
Developed Markets Bull 2X Fund Schedule of Investments
Developed Markets Bear 2X Fund Schedule of Investments
U.S. Government Money Market Fund Schedule of Investments
Evolution Managed Bond Fund Allocation of Portfolio Holdings (Unaudited)
Evolution All-Cap Equity Fund Allocation of Portfolio Holdings (Unaudited)
Evolution Large Cap Fund Allocation of Portfolio Holdings (Unaudited)
Evolution Small Cap Equity Fund Allocation of Portfolio Holdings (Unaudited)
Evolution Total Return Fund Allocation of Portfolio Holdings (Unaudited)
Evolution Managed Bond Fund Schedule of Investments
Evolution All-Cap Equity Fund Schedule of Investments
Evolution Large Cap Fund Schedule of Investments
Evolution Small Cap Fund Schedule of Investments
Evolution Total Return Fund Schedule of Investments
Expense Example Table (Unaudited)
Allocation of Fund Holdings (Unaudited)
Expense Example
Schedule of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Financial Highlights
Notes to the Financial Statements
Item 2. Code of Ethics
Item 4. Principal Accountant Fees and Services
Item 5. Audit Committee of Listed Registrants
Item 6. Schedule of Investments
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Item 10.Submission of Matters to a Vote of Security Holders
Item 11.Controls and Procedures
Item 12.Exhibits
SIGNATURES
Code of Ethics
Certification
Certification

U.S./SHORT FUND

	Average Annual Total Return[2]

							Since
	1 Year		3 Years		5 Years		Inception

U.S./Short Fund	(2.91%	)	(8.87%	)	(6.23%	)	(6.22% )

S&P 500 Index	8.88%		10.95%		4.65%		5.58%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

[1]	Commencement of operations.
[2]	As of August 31, 2006.

OTC PLUS FUND

	Average Annual Total Return[2]

						Since
	1 Year		3 Years	5 Years		Inception

OTC Plus Fund	(2.92%	)	4.31%	(1.48%	)	0.83%

Nasdaq 100 Index	(0.13%	)	5.61%	1.45%		4.29%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the NASDAQ 100 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

[1]	Commencement of operations.
[2]	As of August 31, 2006.

SMALL CAP BULL 2.5X FUND

	Average Annual Total Return[2]

					Since
	1 Year		3 Years	5 Years	Inception

Small Cap Bull 2.5X Fund	(5.60%	)	8.58%	5.07%	3.96%

Russell 2000 Index	9.36%		14.45%	10.35%	9.60%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the Russell 2000 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

[1]	Commencement of operations.
[2]	As of August 31, 2006.

SMALL CAP BEAR 2.5X FUND

	Average Annual Total Return[2]

							Since
	1 Year		3 Years		5 Years		Inception

Small Cap Bear 2.5X Fund	(17.09%	)	(19.53%	)	(15.95%	)	(12.00% )

Russell 2000 Index	9.36%		14.45%		10.35%		7.74%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the Russell 2000 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

[1]	Commencement of operations.
[2]	As of August 31, 2006.

DOW 30 PLUS FUND

	Average Annual Total Return[2]

				Since
	1 Year	3 Years	5 Years	Inception

Dow 30 Plus Fund	10.39%	8.11%	2.66%	(1.80% )

DJ Industrial Average Index	11.16%	8.94%	5.01%	2.51%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the DJ Industrial Average Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

[1]	Commencement of operations.
[2]	As of August 31, 2006.

10 YEAR NOTE BULL 2.5X FUND

	Average Annual
	Total Return[2]

			Since
	1 Year		Inception

10 Year Bull 2.5X Fund	(8.52%	)	(2.93% )

10 Year Treasury Note	(0.93%	)	3.24%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the 10 Year Treasury Note does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

[1]	Commencement of operations.
[2]	As of August 31, 2006.

10 YEAR NOTE BEAR 2.5X FUND

	Average Annual
	Total Return[2]

			Since
	1 Year		Inception

10 Year Bear 2.5X Fund	10.87%		(2.48% )

10 Year Treasury Note	(0.93%	)	0.55%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the 10 Year Treasury Note does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

[1]	Commencement of operations.
[2]	As of August 31, 2006.

DYNAMIC HY BOND FUND

	Average Annual
	Total Return[2]

		Since
	1 Year	Inception

Dynamic HY Bond Fund	5.58%	2.08%

Lehman Aggregate Bond Index	1.71%	3.93%

Lipper HY Bonds Fund Index	4.89%	7.54%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the Lehman Aggregate Bond Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

[1]	Commencement of operations.
[2]	As of August 31, 2006.

HY BEAR FUND

Average Annual Total Return[2]

Since Inception

HY Bear Fund	(2.60% )

Lehman Aggregate Bond Index	2.42%

Lipper HY Bonds Fund Index	4.89%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the Lehman Aggregate Bond Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

[1]	Commencement of operations.
[2]	As of August 31, 2006.

COMMODITY BULL 2X FUND

	Average Annual
	Total Return[2]

			Since
	1 Year		Inception

Commodity Bull 2X Fund	(9.35%	)	8.57%

Morgan Stanley Commodity Related Index	25.16%		22.41%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the Morgan Stanley Commodity Related Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

[1]	Commencement of operations.
[2]	As of August 31, 2006.

EMERGING MARKETS BULL 2X FUND

Average Annual Total Return[2]

Since Inception

Emerging Markets Bull 2X Fund	27.06%

MSCI Emerging Markets Index	23.38%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the MSCI Emerging Markets Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

[1]	Commencement of operations.
[2]	As of August 31, 2006.

EMERGING MARKETS BEAR 2X FUND

Average Annual Total Return[2]

Since Inception

Emerging Markets Bear 2X Fund	(39.50% )

MSCI Emerging Markets Index	21.30%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the MSCI Emerging Markets Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

[1]	Commencement of operations.
[2]	As of August 31, 2006.

DEVELOPED MARKETS BULL 2X FUND

Average Annual Total Return[2]

Since Inception

Developed Markets Bull 2X Fund	11.65%

MSCI EAFE Index	7.99%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the MSCI EAFE Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

[1]	Commencement of operations.
[2]	As of August 31, 2006.

DEVELOPED MARKETS BEAR 2X FUND

Average Annual Total Return[2]

Since Inception

Developed Markets Bear 2X Fund	(20.50% )

MSCI EAFE Index	7.11%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the MSCI EAFE Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

[1]	Commencement of operations.
[2]	As of August 31, 2006.

EXPENSE EXAMPLE

AUGUST 31, 2006 (UNAUDITED)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held of the entire period (September 1, 2005 – August 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Tables (Unaudited)

	U.S./Short Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2006 –
	March 1, 2006	August 31, 2006	August 31, 2006*

Actual	$1,000.00	$1,004.50	$9.85
Hypothetical (5% return before expenses)	1,000.00	1,015.38	9.91

*	Expenses are equal to the Fund’s annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	OTC Plus Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2006 –
	March 1, 2006	August 31, 2006	August 31, 2006*

Actual	$1,000.00	$918.70	$8.46
Hypothetical (5% return before expenses)	1,000.00	1,016.38	8.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Small Cap Bull 2.5X Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2006 –
	March 1, 2006	August 31, 2006	August 31, 2006*

Actual	$1,000.00	$858.20	$8.20
Hypothetical (5% return before expenses)	1,000.00	1,016.38	8.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Small Cap Bear 2.5X Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2006 –
	March 1, 2006	August 31, 2006	August 31, 2006*

Actual	$1,000.00	$1,005.70	$9.00
Hypothetical (5% return before expenses)	1,000.00	1,016.23	9.05

*	Expenses are equal to the Fund’s annualized expense ratio of 1.78%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Dow 30 Plus Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2006 –
	March 1, 2006	August 31, 2006	August 31, 2006*

Actual	$1,000.00	$1,040.40	$9.00
Hypothetical (5% return before expenses)	1,000.00	1,016.38	8.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	10 Year Note Bull 2.5X Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2006 –
	March 1, 2006	August 31, 2006	August 31, 2006*

Actual	$1,000.00	$1,009.20	$32.41
Hypothetical (5% return before expenses)	1,000.00	992.94	32.15

*	Expenses are equal to the Fund’s annualized expense ratio of 6.40%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	10 Year Note Bear 2.5X Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2006 –
	March 1, 2006	August 31, 2006	August 31, 2006*

Actual	$1,000.00	$1,020.00	$62.52
Hypothetical (5% return before expenses)	1,000.00	963.30	60.77

*	Expenses are equal to the Fund’s annualized expense ratio of 12.28%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Dynamic HY Bond Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2006 –
	March 1, 2006	August 31, 2006	August 31, 2006*

Actual	$1,000.00	$1,025.00	$7.55
Hypothetical (5% return before expenses)	1,000.00	1,017.74	7.53

*	Expenses are equal to the Fund’s annualized expense ratio of 1.48%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	HY Bear Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2006 –
	March 1, 2006	August 31, 2006	August 31, 2006*

Actual	$1,000.00	$993.90	$8.80
Hypothetical (5% return before expenses)	1,000.00	1,016.38	8.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Commodity Bull 2X Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2006 –
	March 1, 2006	August 31, 2006	August 31, 2006*

Actual	$1,000.00	$1,068.20	$9.12
Hypothetical (5% return before expenses)	1,000.00	1,016.38	8.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Emerging Markets Bull 2X Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2006 –
	March 1, 2006	August 31, 2006	August 31, 2006*

Actual	$1,000.00	$912.10	$7.90
Hypothetical (5% return before expenses)	1,000.00	1,016.94	8.34

*	Expenses are equal to the Fund’s annualized expense ratio of 1.64%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Emerging Markets Bear 2X Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2006 –
	March 1, 2006	August 31, 2006	August 31, 2006*

Actual	$1,000.00	$864.70	$8.23
Hypothetical (5% return before expenses)	1,000.00	1,016.38	8.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Developed Markets Bull 2X Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2006 –
	March 1, 2006	August 31, 2006	August 31, 2006*

Actual	$1,000.00	$1,093.00	$9.02
Hypothetical (5% return before expenses)	1,000.00	1,016.59	8.69

*	Expenses are equal to the Fund’s annualized expense ratio of 1.71%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Developed Markets Bear 2X Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2006 –
	March 1, 2006	August 31, 2006	August 31, 2006*

Actual	$1,000.00	$822.10	$7.90
Hypothetical (5% return before expenses)	1,000.00	1,016.53	8.74

*	Expenses are equal to the Fund’s annualized expense ratio of 1.72%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	U.S. Government Money Market Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2006 –
	March 1, 2006	August 31, 2006	August 31, 2006*

Actual	$1,000.00	$1,019.30	$6.01
Hypothetical (5% return before expenses)	1,000.00	1,019.26	6.01

*	Expenses are equal to the Fund’s annualized expense ratio of 1.18%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

US/SHORT FUND

ALLOCATION OF FUND HOLDINGS (UNAUDITED)
AUGUST 31, 2006

OTC PLUS FUND

ALLOCATION OF FUND HOLDINGS (UNAUDITED)
AUGUST 31, 2006

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

SMALL CAP BULL 2.5X FUND

ALLOCATION OF FUND HOLDINGS (UNAUDITED)
AUGUST 31, 2006

SMALL CAP BEAR 2.5X FUND

ALLOCATION OF FUND HOLDINGS (UNAUDITED)
AUGUST 31, 2006

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

DOW 30 PLUS FUND

ALLOCATION OF FUND HOLDINGS (UNAUDITED)
AUGUST 31, 2006

10 YEAR NOTE BULL 2.5X FUND

ALLOCATION OF FUND HOLDINGS (UNAUDITED)
AUGUST 31, 2006

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

10 YEAR NOTE BEAR 2.5X FUND

ALLOCATION OF FUND HOLDINGS (UNAUDITED)
AUGUST 31, 2006

COMMODITY BULL 2X FUND

ALLOCATION OF FUND HOLDINGS (UNAUDITED)
AUGUST 31, 2006

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

DYNAMIC HY BOND FUND

ALLOCATION OF FUND HOLDINGS (UNAUDITED)
AUGUST 31, 2006

HY BEAR FUND

ALLOCATION OF FUND HOLDINGS (UNAUDITED)
AUGUST 31, 2006

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

EMERGING MARKETS BULL 2X FUND

ALLOCATION OF FUND HOLDINGS (UNAUDITED)
AUGUST 31, 2006

EMERGING MARKETS BEAR 2X FUND

ALLOCATION OF FUND HOLDINGS (UNAUDITED)
AUGUST 31, 2006

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.
**	These are investment companies that primarily invest in this category of securities.

DEVELOPED MARKETS BULL 2X FUND

ALLOCATION OF FUND HOLDINGS (UNAUDITED)
AUGUST 31, 2006

DEVELOPED MARKETS BEAR 2X FUND

ALLOCATION OF FUND HOLDINGS (UNAUDITED)
AUGUST 31, 2006

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.
**	These are investment companies that primarily invest in this category of securities.

US GOVERNMENT MONEY MARKET

ALLOCATION OF FUND HOLDINGS (UNAUDITED)
AUGUST 31, 2006

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

U.S./ SHORT FUND

SCHEDULE OF INVESTMENTS
AUGUST 31, 2006

Face Amount		Value

SHORT-TERM INVESTMENTS — 91.3%
U.S. GOVERNMENT AGENCY OBLIGATIONS — 88.3%
$5,500,000	Federal Home Loan Bank Discount Note, 5.083%, 9/1/2006	$5,500,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,500,000)	$5,500,000

Shares		Value

MONEY MARKET FUND — 3.0%
187,392	Fidelity Institutional Money Market Portfolio	$187,392

	TOTAL MONEY MARKET FUND (Cost $187,392)	$187,392

	TOTAL SHORT-TERM INVESTMENTS - 91.3% (Cost $5,687,392)	$5,687,392

	Other Assets in Excess of Liabilities - 8.7%	543,592

	TOTAL NET ASSETS - 100.0%	$6,230,984

Percentages are calculated as a percent of net assets.

See notes to the financial statements.

U.S./ SHORT FUND

SCHEDULE OF SHORT FUTURES CONTRACTS
AUGUST 31, 2006

		Unrealized
Contracts		Depreciation

SHORT FUTURES CONTRACTS
20	S&P 500 Index Mini Futures Contracts Expiring September 2006 (Underlying Face Amount at Market Value $1,304,750)	$(26,702)

U.S./ SHORT FUND

SCHEDULE OF SHORT EQUITY SWAP CONTRACTS
AUGUST 31, 2006

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	S&P 500 Index	3,764	$4,767,439	7/23/2007	$(133,852)

See notes to the financial statements.

OTC PLUS FUND

SCHEDULE OF INVESTMENTS
AUGUST 31, 2006

Shares		Value

COMMON STOCKS — 90.8%
Air Freight & Logistics - 1.1%
953	C.H. Robinson Worldwide, Inc.	$43,666
1,194	Expeditors International of Washington, Inc.	47,605

		91,271

Biotechnology - 6.6%
3,287	Amgen, Inc.*	223,286
2,132	Biogen Idec, Inc.*	94,106
1,950	Celgene Corp.*	79,346
2,605	Gilead Sciences, Inc.*	165,157

		561,895

Chemicals - 0.3%
368	Sigma-Aldrich Corp.	26,728

Commercial Services & Supplies - 0.9%
1,149	Cintas Corp.	42,547
770	Monster Worldwide, Inc.*	31,370

		73,917

Communications Equipment - 10.7%
12,547	Cisco Systems, Inc.*	275,909
1,195	Comverse Technology, Inc.*	24,975
10,915	JDS Uniphase Corp.*	24,777
2,103	Juniper Networks, Inc.*	30,851
11,325	QUALCOMM, Inc.	426,613
1,053	Research In Motion Ltd.*	86,872
629	Telefonaktiebolaget LM Ericsson ADR	21,009
1,461	Tellabs, Inc.*	14,888

		905,894

Computer Programming Services - 0.3%
2,058	BEA Systems, Inc.*	28,256

Computers & Peripherals - 8.8%
6,738	Apple Computer, Inc.*	457,173
4,972	Dell, Inc.*	112,119
2,229	Network Appliance, Inc.*	76,321
1,012	SanDisk Corp.*	59,627
8,550	Sun Microsystems, Inc.*	42,664

		747,904

Consumer Services - 0.6%
1,002	Apollo Group, Inc.*	50,310

Distributors - 0.4%
823	Fastenal Co.	30,188

Electrical Equipment - 0.2%
1,123	American Power Conversion Corp.	19,731

Electronic Equipment & Instruments - 1.5%
478	CDW Corp.	27,868
3,569	Flextronics International Ltd.*	42,114
1,175	Garmin Ltd.	54,943

		124,925

Energy Equipment & Services - 0.3%
996	Patterson-UTI Energy, Inc.	27,290

Health Care Equipment & Supplies - 1.3%
1,902	Biomet, Inc.	62,215
861	DENTSPLY International, Inc.	28,051
200	Intuitive Surgical, Inc.*	18,880

		109,146

Health Care Providers & Services - 1.2%
745	Express Scripts, Inc.*	62,640
538	Lincare Holdings, Inc.*	19,922
755	Patterson Companies, Inc.*	23,269

		105,831

Hotels Restaurants & Leisure - 2.8%
6,037	Starbucks Corp.*	187,207
616	Wynn Resorts Ltd.*	47,685

		234,892

Internet & Catalog Retail - 3.6%
1,576	Amazon.com, Inc.*	48,588
5,973	eBay, Inc.*	166,408
1,946	Expedia, Inc.*	31,759
1,911	IAC/ InterActiveCorp*	54,425

		301,180

See notes to the financial statements.

OTC PLUS FUND

SCHEDULE OF INVESTMENTS (continued)
AUGUST 31, 2006

Shares		Value

COMMON STOCKS — 90.8% (Continued)
Internet Software & Services - 5.4%
840	Akamai Technologies, Inc.*	$32,928
745	Google, Inc.*	282,005
1,325	VeriSign, Inc.*	26,818
3,887	Yahoo!, Inc.*	112,023

		453,774

IT Services - 2.4%
495	CheckFree Corp.*	17,721
763	Cognizant Technology Solutions Corp.*	53,341
1,334	Fiserv, Inc.*	58,923
2,051	Paychex, Inc.	73,652

		203,637

Machinery - 1.4%
687	Joy Global, Inc.	29,912
1,651	PACCAR, Inc.	90,260

		120,172

Media - 4.8%
5,438	Comcast Corp. – Class A*	190,330
1,356	Discovery Holding Co.*	18,998
1,254	EchoStar Communications Corp. – Class A*	39,814
497	Lamar Advertising Co.*	25,993
1,383	Liberty Global, Inc. – Class A*	32,653
1,748	NTL Inc.	46,305
8,637	Sirius Satellite Radio, Inc.*	35,325
1,515	XM Satellite Radio Holdings, Inc. – Class A*	19,634

		409,052

Medical Instruments - 0.5%
1,495	MedImmune, Inc.*	41,322

Multiline Retail - 1.6%
968	Sears Holdings Corp.*	139,498

Pharmaceuticals - 3.6%
664	Amylin Pharmaceuticals, Inc.*	30,099
1,839	Genzyme Corp.*	121,797
581	Sepracor, Inc.*	27,313
3,583	Teva Pharmaceutical Industries Ltd. ADR	124,545

		303,754

Prepackaged Software - 0.3%
1,373	Check Point Software Technologies Ltd.*	25,524

Retail - Discount - 0.8%
1,422	Costco Wholesale Corp.	66,535

Retail - Food - 0.5%
775	Whole Foods Market, Inc.	41,556

Semiconductor & Semiconductor Equipment - 10.9%
2,913	Altera Corp.*	58,930
4,696	Applied Materials, Inc.	79,268
1,407	ATI Technologies, Inc.*	30,236
2,408	Broadcom Corp. – Class A*	70,891
11,777	Intel Corp.	230,123
1,379	KLA-Tencor Corp.	60,552
821	Lam Research Corp.*	35,131
2,332	Linear Technology Corp.	79,311
3,103	Marvell Technology Group Ltd.*	54,334
2,561	Maxim Integrated Products, Inc.	74,525
1,007	Microchip Technology, Inc.	34,399
1,898	NVIDIA Corp.*	55,251
2,609	Xilinx, Inc.	59,668

		922,619

Software - 14.9%
1,408	Activision, Inc.*	18,163
3,362	Adobe Systems, Inc.*	109,063
1,367	Autodesk, Inc.*	47,517
1,695	Cadence Design Systems, Inc.*	27,849
1,183	Citrix Systems, Inc.*	36,295
1,744	Electronic Arts, Inc.*	88,892
2,552	Intuit, Inc.*	77,122
20,342	Microsoft Corp.	522,586
12,136	Oracle Corp.*	189,928

See notes to the financial statements.

OTC PLUS FUND

SCHEDULE OF INVESTMENTS (continued)
AUGUST 31, 2006

Shares		Value

COMMON STOCKS — 90.8% (Continued)
Software - 14.9% (Continued)
993	Red Hat, Inc.*	$23,077
6,521	Symantec Corp.*	121,551

		1,262,043

Specialty Retail - 2.3%
2,162	Bed Bath & Beyond, Inc.*	72,924
793	PETsMART, Inc.	19,904
812	Ross Stores, Inc.	19,886
2,787	Staples, Inc.	62,875
982	Urban Outfitters, Inc.*	15,408

		190,997

Wireless Telecommunication Services - 0.8%
553	Millicom International Cellular SA*	21,578
841	NII Holdings, Inc.*	44,867

		66,445

	TOTAL COMMON STOCKS (Cost $4,159,937)	$7,686,286

Face Amount

		Value

SHORT-TERM INVESTMENTS - 5.9%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.4%
$200,000	Federal Home Loan Bank Discount Note, 5.083%, 9/1/2006	$200,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $200,000)	$200,000

Shares

		Value

MONEY MARKET FUND — 3.5%
300,238	Fidelity Institutional Money Market Portfolio	$300,238

	TOTAL MONEY MARKET FUND (Cost $300,238)	$300,238

	TOTAL SHORT-TERM INVESTMENTS - 5.9% (Cost $500,238)	$500,238

	TOTAL INVESTMENTS - 96.7% (Cost $4,660,175)	$8,186,524
	Other Assets in Excess of Liabilities - 3.3%	277,134

	TOTAL NET ASSETS - 100.0%	$8,463,658

Percentages are calculated as a percent of net assets.

ADR American Depository Receipt

* Non Income Producing Security

See notes to the financial statements.

OTC PLUS FUND

SCHEDULE OF FUTURES CONTRACTS
AUGUST 31, 2006

		Unrealized
Contracts		Appreciation

FUTURES CONTRACTS PURCHASED
18	NASDAQ 100 Index Futures Contracts Expiring September 2006 (Underlying Face Amount at Market Value $2,852,100)	$59,639
2	NASDAQ 100 Index FE-Mini Futures Contracts Expiring September 2006 (Underlying Face Amount at Market Value $63,330)	106

	Total Unrealized Appreciation on Futures Contracts Purchased	$59,745

See notes to the financial statements.

SMALL CAP BULL 2.5X FUND

SCHEDULE OF INVESTMENTS
AUGUST 31, 2006

Shares		Value

INVESTMENT COMPANIES — 4.8%
2,950	iShares Russell 2000 Index Fund	$211,368

	TOTAL INVESTMENT COMPANIES (Cost $198,749)	$211,368

Face Amount		Value

SHORT-TERM INVESTMENTS - 75.9%
U.S. GOVERNMENT AGENCY OBLIGATIONS — 67.9%
$3,000,000	Federal Home Loan Bank Discount Note, 5.083%, 9/1/2006	$3,000,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $3,000,000)	$3,000,000

Shares		Value

MONEY MARKET FUND — 8.0%
352,283	Fidelity Institutional Money Market Portfolio	$352,283

	TOTAL MONEY MARKET FUND (Cost $352,283)	$352,283

	TOTAL SHORT-TERM INVESTMENTS - 75.9% (Cost $3,352,283)	$3,352,283

	TOTAL INVESTMENTS - 80.7% (Cost $3,551,032)	$3,563,651
	Other Assets in Excess of Liabilities - 19.3%	854,161

	TOTAL NET ASSETS - 100.0%	$4,417,812

Percentages are calculated as a percent of net assets.

See notes to the financial statements.

SMALL CAP BULL 2.5X FUND

SCHEDULE OF FUTURES CONTRACTS
AUGUST 31, 2006

		Unrealized
Contracts		Appreciation

FUTURES CONTRACTS PURCHASED
10	Russell 2000 Index Futures Contracts Expiring September 2006 (Underlying Face Amount at Market Value $3,606,250)	$66,780

SMALL CAP BULL 2.5X FUND

SCHEDULE OF EQUITY SWAP CONTRACTS
AUGUST 31, 2006

			Notional	Termination	Unrealized
Counterparty	Reference Entity	# of Contracts	Amount	Date	Appreciation

Goldman Sachs & Co.	Russell 2000 Index	9,953	$6,991,049	5/17/2007	$171,974

See notes to the financial statements.

SMALL CAP BEAR 2.5X FUND

SCHEDULE OF INVESTMENTS
AUGUST 31, 2006

Face Amount		Value

SHORT-TERM INVESTMENTS — 108.9%
U.S. GOVERNMENT AGENCY OBLIGATIONS — 108.1%
$17,502,000	Federal Home Loan Bank Discount Note, 5.083%, 9/1/2006	$17,502,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $17,502,000)	$17,502,000

Shares		Value

MONEY MARKET FUND — 0.8%
123,585	Fidelity Institutional Money Market Portfolio	$123,585

	TOTAL MONEY MARKET FUND (Cost $123,585)	$123,585

	TOTAL SHORT-TERM INVESTMENTS - 108.9% (Cost $17,625,585)	$17,625,585
	Liabilities in Excess of Other Assets - (8.9)%	(1,436,027)

	TOTAL NET ASSETS - 100.0%	$16,189,558

Percentages are calculated as a percent of net assets.

See notes to the financial statements.

SMALL CAP BEAR 2.5X FUND

SCHEDULE OF SHORT FUTURES CONTRACTS
AUGUST 31, 2006

		Unrealized
Contracts		Depreciation

FUTURES CONTRACTS PURCHASED
39	Russell 2000 Index Futures Contracts Expiring September 2006 (Underlying Face Amount at Market Value $14,064,375)	$(467,150)

SMALL CAP BEAR 2.5X FUND

SCHEDULE OF SHORT EQUITY SWAP CONTRACTS
AUGUST 31, 2006

			Notional	Termination	Unrealized
Counterparty	Reference Entity	# of Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	Russell 2000 Index	38,133	$26,611,990	3/14/2007	$(835,474)

See notes to the financial statements.

DOW 30 PLUS FUND

SCHEDULE OF INVESTMENTS
AUGUST 31, 2006

Shares		Value

COMMON STOCKS — 94.5%
Aerospace & Defense - 11.7%
7,006	Honeywell International, Inc.	$271,272
7,006	The Boeing Co.	524,750
7,006	United Technologies Corp.	439,346

		1,235,368

Automobiles - 1.9%
7,006	General Motors Corp.	204,435

Beverages - 3.0%
7,006	The Coca-Cola Co.	313,939

Chemicals - 2.7%
7,006	E.I. du Pont de Nemours & Co.	280,030

Computers & Peripherals - 7.8%
7,006	Hewlett-Packard Co.	256,139
7,006	International Business Machines Corp.	567,276

		823,415

Financial Services - 9.8%
7,006	American Express Co.	368,095
7,006	Citigroup, Inc.	345,746
7,006	JPMorgan Chase & Co.	319,894

		1,033,735

Food & Staples Retailing - 3.0%
7,006	Wal-Mart Stores, Inc.	313,308

Hotels Restaurants & Leisure - 2.4%
7,006	McDonald’s Corp.	251,515

Industrial Conglomerates - 7.0%
7,006	3M Co.	502,330
7,006	General Electric Co.	238,625

		740,955

Insurance - 4.2%
7,006	American International Group, Inc.	447,123

Machinery - 4.4%
7,006	Caterpillar, Inc.	464,848

Manufacturing - 4.1%
7,006	The Procter & Gamble Co.	433,671

Media - 2.0%
7,006	The Walt Disney Co.	207,728

Metals & Mining - 1.9%
7,006	Alcoa, Inc.	200,302

Oil, Gas & Consumable Fuels - 4.5%
7,006	Exxon Mobil Corp.	474,096

Pharmaceuticals - 8.8%
7,006	Johnson & Johnson	453,008
7,006	Merck & Co., Inc.	284,093
7,006	Pfizer, Inc.	193,086

		930,187

Semiconductor & Semiconductor Equipment - 1.3%
7,006	Intel Corp.	136,897

Software - 1.7%
7,006	Microsoft Corp.	179,984

Specialty Retail - 2.3%
7,006	The Home Depot, Inc.	240,236

Telecommunication Services - 4.4%
7,006	AT&T, Inc.	218,097
7,006	Verizon Communications, Inc.	246,471

		464,568

Tobacco - 5.6%
7,006	Altria Group, Inc.	585,211

	TOTAL COMMON STOCKS (Cost $7,957,286)	$9,961,551

See notes to the financial statements.

DOW 30 PLUS FUND

SCHEDULE OF INVESTMENTS (continued)
August 31, 2006

Face Amount		Value

SHORT-TERM INVESTMENTS — 4.3%
U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.8%
$300,000	Federal Home Loan Bank Discount Note, 5.083%, 9/1/2006	$300,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $300,000)	$300,000

Shares		Value

MONEY MARKET FUND — 1.5%
152,837	Fidelity Institutional Money Market Portfolio	$152,837

	TOTAL MONEY MARKET FUND (Cost $152,837)	$152,837

	TOTAL SHORT-TERM INVESTMENTS (Cost $452,837)	$452,837

	TOTAL INVESTMENTS - 98.8% (Cost $8,410,123)	$10,414,388
	Other Assets in Excess of Liabilities - 1.2%	131,246

	TOTAL NET ASSETS - 100.0%	$10,545,634

Percentages are calculated as a percent of net assets.

See notes to the financial statements.

DOW 30 PLUS FUND

SCHEDULE OF FUTURES CONTRACTS
AUGUST 31, 2006

		Unrealized
Contracts		Appreciation

FUTURES CONTRACTS PURCHASED
29	Dow Jones Industrial Average Index Futures Contracts Expiring September 2006 (Underlying Face Amount at Market Value $3,306,000)	$18,599

See notes to the financial statements.

10 YEAR NOTE BULL 2.5X FUND

SCHEDULE OF INVESTMENTS
AUGUST 31, 2006

Shares		Value

INVESTMENT COMPANIES — 2.7%
4,875	iShares Lehman 7-10 Year Treasury Bond Fund	$402,188

	TOTAL INVESTMENT COMPANIES (Cost $390,407)	$402,188

Face Amount		Value

U.S. TREASURY OBLIGATIONS — 243.3%
$32,000,000	U.S. Treasury Note 5.125%, 5/15/2016*	$32,910,000
3,000,000	U.S. Treasury Note 4.875%, 8/15/2016*	3,033,281

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $35,531,001)	$35,943,281

SHORT-TERM INVESTMENTS — 95.7%
U.S. GOVERNMENT AGENCY OBLIGATIONS — 91.4%
$13,501,000	Federal Home Loan Bank Discount Note, 5.083%, 9/1/2006	$13,501,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $13,501,000)	$13,501,000

Shares		Value

MONEY MARKET FUND — 4.3%
645,497	Fidelity Institutional Money Market Portfolio	$645,497

	TOTAL MONEY MARKET FUND (Cost $645,497)	$645,497

	TOTAL SHORT-TERM INVESTMENTS (Cost $14,146,497)	$14,146,497

	TOTAL INVESTMENTS - 341.7% (Cost $50,067,904)	$50,491,965

	Liabilities in Excess of Other Assets - (241.7)%	(35,716,384)

	TOTAL NET ASSETS - 100.0%	$14,775,581

Percentages are calculated as a percent of net assets.

*	All or partial amount pledged as collateral for reverse repurchase agreements.

See notes to the financial statements.

10 YEAR NOTE BULL 2.5X FUND

SCHEDULE OF FUTURES CONTRACTS
AUGUST 31, 2006

		Unrealized
Contracts		Appreciation

FUTURES CONTRACTS PURCHASED
6	U.S. Treasury 10-Year Note Futures Contracts Expiring December 2006 (Underlying Face Amount at Market Value $643,969)	$504

See notes to the financial statements.

10 YEAR NOTE BEAR 2.5X FUND

SCHEDULE OF INVESTMENTS
AUGUST 31, 2006

Face Amount		Value

SHORT-TERM INVESTMENTS — 396.2%
U.S. GOVERNMENT AGENCY OBLIGATIONS — 122.0%
$10,001,000	Federal Home Loan Bank Discount Note, 5.083%, 9/01/2006	$10,001,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $10,001,000)	$10,001,000

REPURCHASE AGREEMENTS — 266.6%
$21,866,250	Mizuho Repurchase Agreement, 4.65%, 9/1/2006 (Dated 8/31/2006, Collateralized by U.S. Treasury Note, 5.125%, due 5/15/2016 valued at $21,597,188. Repurchase proceeds are $21,866,250.)	$21,866,250
	TOTAL REPURCHASE SECURITIES (Cost $21,866,250)	$21,866,250

Shares		Value

MONEY MARKET FUND — 7.6%
625,923	Fidelity Institutional Money Market Portfolio	$625,923

	TOTAL MONEY MARKET FUND (Cost $625,923)	$625,923

	TOTAL SHORT-TERM INVESTMENTS - 396.2% (Cost $32,493,173)	$32,493,173
	Liabilities in Excess of Other Assets - (296.2)%	(24,292,212)

	TOTAL NET ASSETS - 100.0%	$8,200,961

Percentages are calculated as a percent of net assets.

See notes to the financial statements.

10 YEAR NOTE BEAR 2.5X FUND

SCHEDULE OF FUTURES CONTRACTS
AUGUST 31, 2006

		Unrealized
Contracts		Appreciation

FUTURES CONTRACTS PURCHASED
10	U.S. Treasury 10-Year Note Future Contracts Expiring December 2006 (Underlying Face Amount at Market Value $1,073,281)	$424

10 YEAR NOTE BEAR 2.5X FUND

SCHEDULE OF SECURITIES SOLD SHORT
AUGUST 31, 2006

Face Amount		Value

U.S. TREASURY OBLIGATIONS
$21,000,000	U.S. Treasury Note 5.125%, 5/15/2016	$21,597,188

	TOTAL SECURITIES SOLD SHORT (Proceeds $20,914,029)	$21,597,188

See notes to the financial statements.

DYNAMIC HY BOND FUND

SCHEDULE OF INVESTMENTS
AUGUST 31, 2006

Face Amount		Value

CORPORATE BONDS — 20.0%
Automobiles - 2.9%
$3,500,000	General Motors Corp. 7.125%, 07/15/2013 (Cost - $2,866,949; Acquired 4/27/2006, 7/2/2006 and 7/5/2006)	$2,992,500

Grantor Trust - 17.1%
5,000,000	Dow Jones CDX High Yield Note, 2006-1, 8.625%, 6/29/2011 (Cost - $4,881,352; Acquired 7/12/2006)[1]	5,009,375

12,500,000	TRAINS High Yield Note, 7.548%,5/1/2016 (Cost - $12,287,500; Acquired 6/7/2006, 7/7/2006, and 8/28/06)[1,2]	12,414,063

		17,423,438

	TOTAL CORPORATE BONDS (Cost $20,035,801)	$20,415,938

Face Amount		Value

SHORT-TERM INVESTMENTS — 68.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS — 67.7%
$69,009,000	Federal Home Loan Bank Discount Note, 5.083%, 9/1/2006	$69,009,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $69,009,000)	$69,009,000

Shares		Value

MONEY MARKET FUND — 0.8%
809,318	Fidelity Institutional Money Market Portfolio	$809,318

	TOTAL MONEY MARKET FUND (Cost $809,318)	$809,318

	TOTAL SHORT-TERM INVESTMENTS (Cost $69,818,318)	$69,818,318

	TOTAL INVESTMENTS - 88.5% (Cost $89,854,119)	$90,234,256
	Other Assets in Excess of Liabilities - 11.5%	11,752,772

	TOTAL NET ASSETS - 100.0%	$101,987,028

Percentages are calculated as a percent of net assets.

[1]	144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At August 31, 2006, the market value of 144A securities was $17,423,438 or 17.1% of net assets.
[2]	Variable rate security.

See notes to the financial statements.

DYNAMIC HY BOND FUND

SCHEDULE OF FUTURES CONTRACTS
AUGUST 31, 2006

		Unrealized
Contracts		Appreciation

FUTURES CONTRACTS
24	S & P 500 Index Futures Contracts Expiring September 2006 (Underlying Face Amount at Market Value $7,830,000)	$8,517

See notes to the financial statements.

DYNAMIC HY BOND FUND

SCHEDULE OF CREDIT DEFAULT SWAPS
AUGUST 31, 2006

		Buy/Sell	Pay/Receive	Notional	Expiration	Unrealized
Counterparty	Reference Entity	Protection	Fixed Rate	Amount	Date	Appreciation

Bear Stearns & Co., Inc.	Dow Jones CDX North American High Yield 100 6th Index, Effective: 3/28/06	Sell	3.45%	$47,000,000	6/20/2011	$542,303
Goldman Sachs & Co.	Dow Jones CDX North American High Yield 100 6th Index, Effective: 3/28/06	Sell	3.45%	22,000,000	6/20/2011	220,660
Morgan Stanley	Dow Jones CDX North American High Yield 100 6th Index, Effective: 3/28/06	Buy	3.45%	$(2,000,000)	6/20/2011	$(18,328)

				$67,000,000		$744,635

See notes to the financial statements.

HY BEAR FUND

SCHEDULE OF INVESTMENTS
AUGUST 31, 2006

Face Amount		Value

CORPORATE BONDS — 33.3%
Grantor Trust - 33.3%
3,000,000	Dow Jones CDX High Yield Note, 2006-1, 8.625%, 6/29/2011 (Cost - $2,955,150; Acquired 7/14/2006 and 8/3/2006)[1]	$3,005,625

	TOTAL CORPORATE BONDS (Cost $2,955,150)	$3,005,625

Face Amount		Value

SHORT-TERM INVESTMENTS — 63.9%
U.S. GOVERNMENT AGENCY OBLIGATIONS — 61.0%
$5,500,000	Federal Home Loan Bank Discount Note, 5.083%, 9/1/2006	$5,500,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,500,000)	$5,500,000

Shares		Value

MONEY MARKET FUND — 2.9%
262,925	Fidelity Institutional Money Market Portfolio	$262,925

	TOTAL MONEY MARKET FUND (Cost $262,925)	$262,925

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,762,925)	$5,762,925

	TOTAL INVESTMENTS - 97.2% (Cost $8,718,075)	$8,768,550
	Other Assets in Excess of Liabilities - 2.8%	252,724

	TOTAL NET ASSETS - 100.0%	$9,021,274

Percentages are calculated as a percent of net assets.

[1]	144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At August 31, 2006, the market value of 144A securities was $3,005,625 or 33.3% of net assets.

See notes to the financial statements.

HY BEAR FUND

SCHEDULE OF CREDIT DEFAULT SWAPS
AUGUST 31, 2006

						Unrealized
		Buy/Sell	Pay/Receive	Notional	Expiration	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Amount	Date	(Depreciation)

Goldman Sachs & Co.	Dow Jones CDX North American High Yield 100 6th Index, Effective: 3/28/06	Sell	3.45%	$500,000	6/20/2011	$5,015
Morgan Stanley	Dow Jones CDX North American High Yield 100 6th Index, Effective: 3/28/06	Buy	3.45%	(6,000,000)	6/20/2011	(136,432)

				$(5,500,000)		$(131,417)

See notes to the financial statements.

COMMODITY BULL 2X FUND

SCHEDULE OF INVESTMENTS
AUGUST 31, 2006

Face Amount		Value

SHORT-TERM INVESTMENTS — 130.4%
U.S. GOVERNMENT AGENCY OBLIGATIONS — 96.0%
$1,500,000	Federal Home Loan Bank Discount Note, 5.083%, 9/1/2006	$1,500,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,500,000)	$1,500,000

Shares		Value

MONEY MARKET FUND 34.4%
538,125	Fidelity Institutional Money Market Portfolio	$538,125

	TOTAL MONEY MARKET FUND (Cost $538,125)	$538,125

	TOTAL SHORT-TERM INVESTMENTS - 130.4% (Cost $2,038,125)	$2,038,125
	Liabilities in Excess of Other Assets - (30.4)%	(474,894)

	TOTAL NET ASSETS - 100.0%	$1,563,231

Percentages are calculated as a percent of net assets.

COMMODITY BULL 2X FUND

SCHEDULE OF EQUITY SWAP CONTRACTS
AUGUST 31, 2006

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	MS Commodity Related Equity Index	5,470	$3,125,654	8/31/2007	$(9,075)

See notes to the financial statements.

EMERGING MARKETS BULL 2X FUND

SCHEDULE OF INVESTMENTS
AUGUST 31, 2006

Shares		Value

INVESTMENT COMPANIES — 69.5%
141,561	iShares MSCI Emerging Markets Index Fund (Cost $13,511,515)	$13,819,185

SHORT TERM INVESTMENTS — 11.0%
MONEY MARKET FUND — 5.0%
988,315	Fidelity Institutional Money Market Portfolio (Cost $988,315)	$988,315

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.0%
$1,200,000	Federal Home Loan Bank Discount Note, 5.083%, 9/1/2006	$1,200,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,200,000)
	TOTAL SHORT TERM INVESTMENTS (Cost $2,188,315)	$2,188,315

	Total Investments (Cost $15,699,830) - 80.5%	$16,007,500
	Other Assets in Excess of Liabilities - 19.5%	3,881,852

	TOTAL NET ASSETS - 100.0%	$19,889,352

Percentages are calculated as a percent of net assets.

EMERGING MARKETS BULL 2X FUND

SCHEDULE OF EQUITY SWAP CONTRACTS
AUGUST 31, 2006

					Unrealized
		# of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Goldman Sachs & Co.	iShares MSCI Emerging Market Index Fund	23,000	$2,245,934	9/4/2007	$(674)
Credit Suisse Capital LLC	iShares MSCI Emerging Market Index Fund	244,060	23,759,715	8/1/2007	20,718

			$26,005,649		$20,044

See notes to the financial statements.

EMERGING MARKETS BEAR 2X FUND

SCHEDULE OF INVESTMENTS
AUGUST 31, 2006

Shares		Value

SHORT TERM INVESTMENTS — 77.0%
MONEY MARKET FUND — 3.5%
96,350	Fidelity Institutional Money Market Portfolio (Cost $96,350)	$96,350

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 73.5%
$2,000,000	Federal Home Loan Bank Discount Note, 5.083%, 9/1/2006 (Cost $2,000,000)	$2,000,000

	TOTAL SHORT TERM INVESTMENTS (Cost $2,096,350)	$2,096,350

	Other Assets in Excess of Liabilities - 23.0%	629,897

	TOTAL NET ASSETS - 100.0%	$2,726,247

Percentages are calculated as a percent of net assets.

EMERGING MARKETS BEAR 2X FUND

SCHEDULE OF SHORT EQUITY SWAP CONTRACTS
AUGUST 31, 2006

					Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs & Co.	iShares MSCI Emerging Market Index Fund	2,550	$249,264	8/31/2007	$339
Credit Suisse Capital LLC	iShares MSCI Emerging Market Index Fund	53,010	5,187,239	9/6/2006	21,929

			$5,436,503		$22,268

See notes to the financial statements.

DEVELOPED MARKETS BULL 2X FUND

SCHEDULE OF INVESTMENTS
AUGUST 31, 2006

Shares		Value

INVESTMENT COMPANIES — 79.5%
219,500	iShares MSCI EAFE Index Fund (Cost $14,379,345)	$14,853,565

SHORT-TERM INVESTMENTS — 12.7%
MONEY MARKET FUND — 0.9%
177,699	Fidelity Institutional Money Market Portfolio (Cost $177,699)	$177,699

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.8%
$2,200,000	Federal Home Loan Bank Discount Note, 5.083%, 9/1/2006	$2,200,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,200,000)	$2,200,000

	TOTAL SHORT TERM INVESTMENTS (Cost $2,377,699)	$2,377,699

	TOTAL INVESTMENTS (Cost $16,757,044) - 92.2%	$17,231,264
	Other Assets in Excess of Liabilities - 7.8%	1,463,564

	TOTAL NET ASSETS - 100.0%	$18,694,828

Percentages are calculated as a percent of net assets.

DEVELOPED MARKETS BULL 2X FUND

SCHEDULE OF FUTURES CONTRACTS
AUGUST 31, 2006

		Unrealized
Contracts		Appreciation

FUTURES CONTRACTS PURCHASED
78	MSCI EAFE Mini Futures Contracts Expiring September 2006 (Underlying Face Amount at Market Value $7,369,050)	$123,829

DEVELOPED MARKETS BULL 2X FUND

SCHEDULE OF EQUITY SWAP CONTRACTS
AUGUST 31, 2006

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs & Co.	iShares MSCI EAFE Index Fund	223,000	$14,841,756	1/26/2007	$213,871

See notes to the financial statements.

DEVELOPED MARKETS BEAR 2X FUND

SCHEDULE OF INVESTMENTS
AUGUST 31, 2006

Shares		Value

SHORT-TERM INVESTMENTS — 88.6%
MONEY MARKET FUND — 6.0%
167,720	Fidelity Institutional Money Market Portfolio (Cost $167,720)	$167,720

Principal
Amount		Value

US GOVERNMENT AGENCY OBLIGATIONS — 82.6%
$2,300,000	Federal Home Loan Bank Discount Note, 5.083%, 9/1/2006 (Cost $2,300,000)	$2,300,000

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,467,720)	$2,467,720

	Total Investments (Cost $2,467,720) - 88.6%	$2,467,720
	Liabilities in Excess of Other Assets - 11.4%	318,823

	TOTAL NET ASSETS - 100.00%	$2,786,543

Percentages are calculated as a percent of net assets.

DEVELOPED MARKETS BEAR 2X FUND

SCHEDULE OF SHORT FUTURES CONTRACTS
AUGUST 31, 2006

		Unrealized
Contracts		Depreciation

FUTURES CONTRACTS
9	MSCI EAFE Mini Futures Expiring September 2006 (Underlying Face Amount at Market Value $850,275)	$(21,230)

DEVELOPED MARKETS BEAR 2X FUND

SCHEDULE OF SHORT EQUITY SWAP CONTRACTS
AUGUST 31, 2006

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	iShares MSCI EAFE Index Fund	70,000	$4,668,644	2/8/2007	$(57,602)

See notes to the financial statements.

U.S. GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS
AUGUST 31, 2006

Face Amount		Value

SHORT-TERM INVESTMENTS — 91.3%
U.S. GOVERNMENT AGENCY OBLIGATIONS — 89.7%
$24,503,000	Federal Home Loan Bank Discount Note, 5.083%, 9/1/2006	$24,503,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $24,503,000)	$24,503,000

Shares		Value

MONEY MARKET FUND — 1.6%
436,742	Fidelity Institutional Money Market Portfolio	$436,742

	TOTAL MONEY MARKET FUND (Cost $436,742)	$436,742

	TOTAL SHORT-TERM INVESTMENTS - 91.3% (Cost $24,939,742)	$24,939,742
	Other Assets in Excess of Liabilities - 8.7%	2,369,672

	TOTAL NET ASSETS - 100.0%	$27,309,414

Percentages are calculated as a percent of net assets.

See notes to the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

AUGUST 31, 2006

	U.S./Short	OTC Plus	Small Cap Bull
	Fund	Fund	2.5X Fund

Assets:
Investments, at market value (Note 2)	$5,687,392	$8,186,524	$3,563,651
Cash	600	—	—
Receivable for Fund shares sold	54,000	6,000	50,250
Variation margin receivable	390	—	—
Unrealized appreciation for swaps	—	—	171,974
Deposit at broker for futures	63,000	276,000	135,000
Deposit at broker for swaps	560,000	—	512,627
Dividends and interest receivable	4,734	7,380	4,822
Receivable from Advisor	9,918	11,032	15,993
Other assets	19,129	17,444	12,137

Total Assets	6,399,163	8,504,380	4,466,454

Liabilities:
Payable for Fund shares redeemed	2,054	6,210	11,112
Accrued investment advisory fees	3,669	4,129	2,141
Unrealized depreciation for swaps	133,852	—	—
Variation margin payable	—	50	4,749
Accrued expenses and other liabilities	28,604	30,333	30,640

Total Liabilities	168,179	40,722	48,642

Net Assets	$6,230,984	$8,463,658	$4,417,812

Net Assets Consist Of:
Capital stock	$17,573,215	$105,998,467	$19,579,599
Accumulated undistributed net investment income (loss)	152,847	1,683	8,779
Accumulated undistributed net realized gain (loss) on investments	(11,334,524)	(101,122,586)	(15,421,939)
Net unrealized appreciation (depreciation) on investments	(160,554)	3,586,094	251,373

Total Net Assets	$6,230,984	$8,463,658	$4,417,812

Calculation of Net Asset Value Per Share — Investor Class:
Net assets	$6,230,984	$8,463,658	$4,417,812
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	230,839	197,517	82,670
Net Asset Value, Redemption Price and Offering Price Per Share	$26.99	$42.85	$53.44

Cost of Investments	$5,687,392	$4,660,175	$3,551,032

See notes to the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

AUGUST 31, 2006

	Small Cap Bear	Dow 30 Plus
	2.5X Fund	Fund

Assets:
Investments, at market value (Note 2)	$17,625,585	$10,414,388
Cash	142	—
Receivable for Fund shares sold	626,876	—
Variation margin receivable	17,196	2,899
Deposit at broker for futures	648,000	113,100
Deposit at broker for swaps	4,852,516	—
Dividends and interest receivable	23,303	26,247
Receivable from Advisor	—	28,297
Other assets	19,354	7,506

Total Assets	23,812,972	10,592,437

Liabilities:
Payable for Fund shares redeemed	6,430,687	5,386
Accrued investment advisory fees	4,300	4,808
Due to broker for swaps	317,679	—
Unrealized depreciation for swaps	835,474	—
Payable to Advisor	3,431	—
Accrued expenses and other liabilities	31,843	36,609

Total Liabilities	7,623,414	46,803

Net Assets	$16,189,558	$10,545,634

Net Assets Consist Of:
Capital stock	$43,480,552	$36,289,277
Accumulated undistributed net investment income (loss)	(28,784)	52,655
Accumulated undistributed net realized gain (loss) on investments	(25,959,586)	(27,819,162)
Net unrealized appreciation (depreciation) on investments	(1,302,624)	2,022,864

Total Net Assets	$16,189,558	$10,545,634

Calculation of Net Asset Value Per Share — Investor Class:
Net assets	$16,189,558	$10,545,634
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,070,688	303,506
Net Asset Value, Redemption Price and Offering Price Per Share	$15.12	$34.75

Cost of Investments	$17,625,585	$8,410,123

See notes to the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

AUGUST 31, 2006

	10 Year Note	10 Year Note
	Bull 2.5X Fund	Bear 2.5X Fund

Assets:
Investments, at market value (Note 2)	$50,491,965	$10,626,923
Repurchase securities	—	21,866,250
Cash	—	3,448
Receivable for investments sold	—	5,076,250
Receivable for Fund shares sold	74,645	60,000
Variation margin receivable	708	630
Deposit at broker for futures	2,400	2,400
Dividends and interest receivable	495,032	39,417
Receivable from Advisor	18,470	16,347
Other assets	10,241	15,222

Total Assets	51,093,461	37,706,887

Liabilities:
Securities sold short, at value (Proceeds of $20,914,029 for the 10 Year Note Bear Fund)	—	21,597,188
Payable for reverse repurchase agreements	36,266,250	—
Payable for investments purchased	—	5,142,188
Interest payable	18,655	394,681
Payable for Fund shares redeemed	—	2,335,425
Accrued investment advisory fees	4,015	4,238
Accrued expenses and other liabilities	28,960	32,206

Total Liabilities	36,317,880	29,505,926

Net Assets	$14,775,581	$8,200,961

Net Assets Consist Of:
Capital stock	$14,587,137	$8,076,101
Accumulated undistributed net investment income (loss)	—	5,974
Accumulated undistributed net realized gain (loss) on investments	(236,121)	801,621
Net unrealized appreciation (depreciation) on investments	424,565	(682,735)

Total Net Assets	$14,775,581	$8,200,961

Calculation of Net Asset Value Per Share — Investor Class:
Net assets	$14,775,581	$8,200,961
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	788,851	434,505
Net Asset Value, Redemption Price and Offering Price Per Share	$18.73	$18.87

Cost of Investments	$50,067,904	$32,493,173

See notes to the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

AUGUST 31, 2006

	Dynamic HY	HY Bear	Commodity Bull
	Bond Fund	Fund	2X Fund

Assets:
Investments, at market value (Note 2)	$90,234,256	$8,768,550	$2,038,125
Receivable for Fund shares sold	2,168,929	—	31,784
Receivable for investments sold	5,961,300	—	—
Variation margin receivable	334	—	—
Unrealized appreciation on swaps (net of up-front fees of $66,875 for the Dynamic HY Bond Fund and $(1,875) for the HY Bear Fund)	829,838	3,140	—
Deposit at broker for futures	236,250	—	—
Deposit at broker for swaps	2,562,162	280,000	—
Dividends and interest receivable	330,722	53,333	3,407
Receivable from Advisor	—	14,054	59,082
Other assets	31,094	14,968	18,215

Total Assets	102,354,885	9,134,045	2,150,613

Liabilities:
Payable for Fund shares redeemed	9,576	3,613	548,123
Payable to Custodian	122,367	—	—
Unrealized depreciation on swaps (net of up-front fees of $(1,660) for the Dynamic HY Bond Fund $65,261 for the HY Bear Fund)	19,988	71,171	9,075
Due to broker for swaps	60,375	—	—
Accrued distribution expense	109,021	—	—
Accrued investment advisory fees	10,566	7,897	944
Accrued expenses and other liabilities	35,964	30,090	29,240

Total Liabilities	367,857	112,771	587,382

Net Assets	$101,987,028	$9,021,274	$1,563,231

Net Assets Consist Of:
Capital stock	$105,298,135	$8,967,355	3,690,834
Accumulated undistributed net investment income (loss)	362,498	152,486	9,075
Accumulated undistributed net realized gain (loss) on investments	(4,806,894)	(17,625)	(2,127,603)
Net unrealized appreciation (depreciation) on investments	1,133,289	(80,942)	(9,075)

Total Net Assets	$101,987,028	$9,021,274	$1,563,231

Calculation of Net Asset Value Per Share — Investor Class:
Net assets	$101,987,028	$9,021,274	$1,563,231
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	5,616,154	463,221	76,336
Net Asset Value, Redemption Price and Offering Price Per Share	$18.16	$19.48	$20.48

Cost of Investments	$89,854,119	$8,718,075	$2,038,125

See notes to the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

AUGUST 31, 2006

	Emerging Markets	Emerging Markets
	Bull 2X Fund	Bear 2X Fund

Assets:
Investments, at market value (Note 2)	$16,007,500	$2,096,350
Receivable for Fund shares sold	2,584,642	3,750
Receivable for Investments sold	2,564,147	—
Unrealized appreciation on swaps	20,718	22,268
Deposit at broker for swaps	4,030,000	1,100,000
Dividends and interest receivable	16,297	14,045
Receivable from Advisor	—	11,696
Other assets	27,919	18,462

Total Assets	25,251,223	3,266,571

Liabilities:
Payable for Fund shares redeemed	370,852	459,322
Payable for investments purchased	4,923,890	—
Unrealized depreciation on swaps	674	—
Accrued investment advisory fees	7,828	716
Payable to Custodian	—	36,173
Due to broker for swaps	—	12,478
Accrued distribution expense	26,268	—
Accrued expenses and other liabilities	32,359	31,635

Total Liabilities	5,361,871	540,324

Net Assets	$19,889,352	$2,726,247

Net Assets Consist Of:
Capital stock	$18,015,021	$2,608,532
Accumulated undistributed net investment income (loss)	323,345	96,036
Accumulated undistributed net realized gain (loss) on investments	1,223,272	(589)
Net unrealized appreciation (depreciation) on investments	327,714	22,268

Total Net Assets	$19,889,352	$2,726,247

Calculation of Net Asset Value Per Share — Investor Class:
Net assets	$19,889,352	$2,726,247
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	794,824	225,321
Net Asset Value, Redemption Price and Offering Price Per Share	$25.02	$12.10

Cost of Investments	$15,699,830	$2,096,350

See notes to the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

AUGUST 31, 2006

	Developed Markets	Developed Markets
	Bull 2X Fund	Bear 2X Fund

Assets:
Investments, at market value (Note 2)	$17,231,264	$2,467,720
Cash	—	300
Receivable for Fund shares sold	20,128	4,600
Unrealized appreciation on swaps	213,871	—
Deposit at broker for futures	263,250	29,250
Deposit at broker for swaps	1,200,000	740,000
Variation margin receivable	—	2,475
Dividends and interest receivable	9,300	13,823
Receivable from Advisor	—	4,488
Other assets	16,531	17,795

Total Assets	18,954,344	3,280,451

Liabilities:
Payable for Fund shares redeemed	30,864	388,000
Payable for Investments purchased	169,221	—
Accrued investment advisory fees	5,511	5,651
Due to broker for swaps	—	14,064
Unrealized depreciation on swaps	—	57,602
Variation margin payable	21,989	—
Accrued expenses and other liabilities	31,931	28,591

Total Liabilities	259,516	493,908

Net Assets	$18,694,828	$2,786,543

Net Assets Consist Of:
Capital stock	$17,666,359	$3,151,829
Accumulated undistributed net investment income (loss)	185,125	57,602
Accumulated undistributed net realized gain (loss) on investments	31,424	(344,056)
Net unrealized appreciation (depreciation) on investments	811,920	(78,832)

Total Net Assets	$18,694,828	$2,786,543

Calculation of Net Asset Value Per Share — Investor Class:
Net assets	$18,694,828	$2,786,543
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	837,264	175,219
Net Asset Value, Redemption Price and Offering Price Per Share	$22.33	$15.90

Cost of Investments	$16,757,044	$2,467,720

See notes to the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

AUGUST 31, 2006

U.S. Government
Money Market
Fund

Assets:
Investments, at market value (Note 2)	$24,939,742
Cash	2,198
Receivable for Fund shares sold	3,223,577
Dividends and interest receivable	2,305
Other assets	20,642

Total Assets	28,188,464

Liabilities:
Payable for Fund shares redeemed	835,892
Dividends payable	2,431
Accrued investment advisory fees	1,621
Payable to Advisor	5,307
Accrued expenses and other liabilities	33,799

Total Liabilities	879,050

Net Assets	$27,309,414

Net Assets Consist Of:
Capital stock	$27,297,835
Accumulated undistributed net investment income (loss)	14,981
Accumulated undistributed net realized gain (loss) on investments	(3,402)
Net unrealized appreciation (depreciation) on investments	—

Total Net Assets	$27,309,414

Calculation of Net Asset Value Per Share — Investor Class:
Net assets	$27,309,414
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	27,309,453
Net Asset Value, Redemption Price and Offering Price Per Share	$1.00

Cost of Investments	$24,939,742

See notes to the financial statements.

STATEMENT OF OPERATIONS

YEAR ENDED AUGUST 31, 2006

			Small Cap	Small Cap
	U.S./Short	OTC Plus	Bull	Bear
	Fund	Fund	2.5X Fund	2.5X Fund

Investment income:
Dividend income (net of foreign withholding tax of $329 for the OTC Plus Fund)	$—	$77,224	$—	$—
Interest income	231,191	16,363	376,539	750,838

Total investment income	231,191	93,587	376,539	750,838

Expenses:
Investment advisory fees	45,914	98,980	66,422	154,822
Distribution expenses	—	8,250	—	—
Administration fees	16,774	17,420	17,117	17,749
Shareholder servicing fees	6,200	11,621	9,230	12,638
Fund accounting fees	23,411	27,941	23,867	24,634
Custody fees	1,175	5,326	3,091	5,352
Federal and state registration	20,732	19,619	26,793	59,503
Professional fees	21,987	25,836	25,328	28,425
Reports to shareholders	3,568	10,519	7,452	8,649
Directors’ fees and expenses	514	2,169	1,688	2,295
Other	1,668	3,271	2,694	5,289

Total expenses before reimbursement/recoupment	141,943	230,952	183,682	319,356
Less: (Reimbursement) recoupment from Advisor	(42,463)	—	(28,771)	24,251

Total expenses	99,480	230,952	154,911	343,607

Net investment income (loss)	131,711	(137,365)	221,628	407,231

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(43)	2,375,556	10,345	(426)
Futures	(104,390)	(198,258)	120,483	(1,096,551)
Swaps	21,549	—	(624,758)	(5,127,280)

	(82,884)	2,177,298	(493,930)	(6,224,257)

Change in unrealized appreciation (depreciation) on:
Investments	84	(2,661,812)	13,153	1,169
Futures	(16,705)	(23,116)	54,441	(298,398)
Swaps	(160,452)	—	444,438	176,158

	(177,073)	(2,684,928)	512,032	(121,071)

Net realized and unrealized gain (loss) on investments	(259,957)	(507,630)	18,102	(6,345,328)

Net increase (decrease) in net assets resulting from operations	$(128,246)	$(644,995)	$239,730	$(5,938,097)

See notes to the financial statements.

STATEMENT OF OPERATIONS

YEAR ENDED AUGUST 31, 2006

	Dow 30	10 Year Note	10 Year Note
	Plus	Bull 2.5X	Bear 2.5X
	Fund	Fund	Fund

Investment income:
Dividend income	$170,110	$33,165	$—
Interest income	21,519	201,517	2,700,889

Total investment income	191,629	234,682	2,700,889

Expenses:
Investment advisory fees	59,150	18,753	193,351
Distribution expenses	—	—	112,823
Administration fees	16,805	16,722	17,860
Shareholder servicing fees	7,993	4,543	18,832
Fund accounting fees	24,711	23,294	25,064
Custody fees	2,731	1,531	7,709
Federal and state registration	16,362	22,101	23,268
Professional fees	25,382	22,251	31,393
Reports to shareholders	6,943	7,550	10,418
Directors’ fees and expenses	1,586	861	4,227
Other	13,406	1,228	6,208

Total expenses before waiver, recoupment of expenses and dividends or interest on securities sold short	175,069	118,834	451,153
Interest on securities sold short or interest expense	—	102,552	2,243,756

Net expenses after interest on securities sold short or interest expense	175,069	221,386	2,694,909

Less: Reimbursement of expenses from Advisor	(37,053)	(75,078)	—

Total expenses	138,016	146,308	2,694,909

Net investment income (loss)	53,613	88,374	5,980

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	844,450	(212,440)	(432)
Securities sold short	—	—	2,838,458
Futures	115,051	1,033	62,925
Swaps	—	(88,257)	—

	959,501	(299,664)	2,900,951

Change in unrealized appreciation (depreciation) on:
Investments	(39,940)	407,745	1,025
Short positions	—	—	141,617
Futures	35,414	(18,462)	(4)
Swaps	—	—	—

	(4,526)	389,283	142,638

Net realized and unrealized gain (loss) on investments	954,975	89,619	3,043,589

Net increase (decrease) in net assets resulting from operations	$1,008,588	$177,993	$3,049,569

See notes to the financial statements.

STATEMENT OF OPERATIONS

YEAR ENDED AUGUST 31, 2006

	Dynamic HY		Commodity Bull
	Bond Fund	HY Bear Fund	2X Fund

	September 20, 2005[1]
	to August 31, 2006

Investment income:
Dividend income (net of withholding tax of $131 for the Commodity Bull 2X Fund)	$—	$—	$1,290
Interest income	4,872,771	194,924	304,421

Total investment income	4,872,771	194,924	305,711

Expenses:
Investment advisory fees	648,066	40,935	79,372
Distribution expenses	349,531	—	—
Administration fees	19,807	17,136	17,158
Shareholder servicing fees	51,030	5,037	8,457
Fund accounting fees	29,140	23,585	23,619
Custody fees	25,366	1,099	3,614
Federal and state registration	43,759	20,928	49,206
Professional fees	45,176	23,198	24,787
Reports to shareholders	27,539	14,610	12,360
Directors’ fees and expenses	9,435	1,053	1,214
Other	9,708	1,277	3,242

Total expenses before waiver, recoupment of expenses and dividends or interest on securities sold short	1,258,557	148,858	223,029
Interest on securities sold short	—	11,232	—

Net expenses after dividends or interest on securities sold short	1,258,557	160,090	223,029
Less: Reimbursement of expenses from Advisor	—	(73,452)	(72,524)

Total expenses	1,258,557	86,638	150,505

Net investment income (loss)	3,614,214	108,286	155,206

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(2,246,562)	11,336	(428,887)
Futures	—	—	(18,980)
Securities sold short	—	(28,961)	—
Swaps	2,110,637	44,200	(793,866)

	(135,925)	26,575	(1,241,733)

Change in unrealized appreciation (depreciation) on:
Investments	252,244	50,475	798
Futures	8,517	—	(1,150,680)
Swaps	(76,075)	(131,417)	(2,127,637)

	184,686	(80,942)	(3,277,519)

Net realized and unrealized gain (loss) on investments	48,761	(54,367)	(4,519,252)

Net increase (decrease) in net assets resulting from operations	$3,662,975	$53,919	$(4,364,046)

1 Commencement of operations.

See notes to the financial statements.

STATEMENT OF OPERATIONS

YEAR ENDED AUGUST 31, 2006

	Emerging Markets	Emerging Markets
	Bull 2X Fund	Bear 2X Fund

	November 1, 2005[1]	November 4, 2005[1]
	to August 31, 2006	to August 31, 2006

Investment income:
Dividend income	$253,445	$—
Interest income	242,059	223,855

Total investment income	495,504	223,855

Expenses:
Investment advisory fees	150,734	36,977
Distribution expenses	27,551	—
Administration fees	13,609	13,792
Shareholder servicing fees	15,765	6,195
Fund accounting fees	20,977	20,259
Custody fees	10,238	1,797
Federal and state registration	16,863	16,512
Professional fees	28,351	22,950
Insurance expenses	1,211	57
Reports to shareholders	11,079	12,611
Directors’ fees and expenses	3,469	848
Other	11,718	986

Total expenses before reimbursement	311,565	132,984
Less: Reimbursement of expenses from Advisor	—	(49,468)

Total expenses	311,565	83,516

Net investment income (loss)	183,939	140,339

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	1,223,272	(589)
Swaps	730,333	(44,303)

	1,953,605	(44,892)

Change in unrealized appreciation (depreciation) on:
Investments	307,670	—
Swaps	20,044	22,268

	327,714	22,268

Net realized and unrealized gain (loss) on investments	2,281,319	(22,624)

Net increase (decrease) in net assets resulting from operations	$2,465,258	$117,715

1 Commencement of operations.

See notes to the financial statements.

STATEMENT OF OPERATIONS

YEAR ENDED AUGUST 31, 2006

	Developed Markets	Developed Markets
	Bull 2X Fund	Bear 2X Fund

	January 25, 2006[1]	February 6, 2006[1]
	to August 31, 2006	to August 31, 2006

Investment income:
Interest income	$28,379	$163,210

Total investment income	28,379	163,210

Expenses:
Investment advisory fees	17,905	25,259
Administration fees	10,247	8,482
Shareholder servicing fees	4,440	4,641
Fund accounting fees	15,853	14,166
Custody fees	3,299	1,061
Federal and state registration	9,193	9,330
Professional fees	22,454	22,208
Insurance expenses	46	37
Reports to shareholders	6,917	7,834
Directors’ fees and expenses	789	925
Other	1,262	1,254

Total expenses before reimbursement	92,405	95,197
Less: Reimbursement of expenses by Advisor	(51,779)	(36,493)

Total Expenses	40,626	58,704

Net investment income (loss)	(12,247)	104,506

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	33,076	(2,009)
Futures	(1,652)	(342,047)
Swaps	197,372	(2,874,800)

	228,796	(3,218,856)

Change in unrealized appreciation (depreciation) on:
Investments	474,220	—
Futures	123,829	(21,230)
Swaps	213,871	(57,602)

	811,920	(78,832)

Net realized and unrealized gain (loss) on investments	1,040,716	(3,297,688)

Net increase (decrease) in net assets resulting from operations	$1,028,469	$(3,193,182)

1 Commencement of operations.

See notes to the financial statements.

STATEMENT OF OPERATIONS

YEAR ENDED AUGUST 31, 2006

U.S. Government
Money Market Fund

Investment income:
Dividend income	$—
Interest income	1,481,314

Total investment income	1,481,314

Expenses:
Investment advisory fees	166,245
Administration fees	19,679
Shareholder servicing fees	21,772
Fund accounting fees	25,708
Custody fees	10,154
Federal and state registration	40,647
Professional fees	30,258
Reports to shareholders	9,173
Directors’ fees and expenses	3,896
Other	5,607

Total expenses before reimbursement	333,139
Plus: Recoupment of expenses	28,144

Total expenses	361,283

Net investment income (loss)	1,120,031

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(323)

(323)

Change in unrealized appreciation (depreciation) on:
Investments	—

—

Net realized and unrealized gain (loss) on investments	(323)

Net increase (decrease) in net assets resulting from operations	$1,119,708

See notes to the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	U.S./Short Fund		OTC Plus Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2006	August 31, 2005	August 31, 2006	August 31, 2005

Operations:
Net investment income (loss)	$131,711	$(72,136)	$(137,365)	$(36,767)
Net realized gain (loss) on investments	(82,884)	(2,016,387)	2,177,298	1,648,720
Change in unrealized appreciation (depreciation) on investments	(177,073)	1,463,751	(2,684,928)	509,490

Net increase (decrease) in net assets resulting from operations	(128,246)	(624,772)	(644,995)	2,121,443

Distributions to shareholders — Investor Class:
Net investment income	—	—	—	—
Net realized gains	—	—	—	—

Total distributions	—	—	—	—

Capital share transactions — Investor Class:
Proceeds from shares sold	10,207,322	13,308,864	33,771,722	31,834,156
Proceeds from shares issued to holders in reinvestment of dividends	—	—	—	—
Cost of shares redeemed	(8,111,420)	(17,504,722)	(36,379,877)	(34,136,530)

Net increase (decrease) in net assets resulting from capital share transactions	2,095,902	(4,195,858)	(2,608,155)	(2,302,374)

Total increase (decrease) in net assets	1,967,656	(4,820,630)	(3,253,150)	(180,931)

Net assets:
Beginning of period	4,263,328	9,083,958	11,716,808	11,897,739

End of period	$6,230,984	$4,263,328	$8,463,658	$11,716,808

Undistributed net investment income (loss), end of period	$152,847	$(413)	$1,683	$3,026

See notes to the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Small Cap Bull 2.5X Fund		Small Cap Bear 2.5X Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2006	August 31, 2005	August 31, 2006	August 31, 2005

Operations:
Net investment income (loss)	$221,628	$89,011	$407,231	$73,325
Net realized gain (loss) on investments	(493,930)	2,657,485	(6,224,257)	(4,562,896)
Change in unrealized appreciation (depreciation) on investments	512,032	(70,779)	(121,071)	(859,727)

Net increase (decrease) in net assets resulting from operations	239,730	2,675,717	(5,938,097)	(5,349,298)

Distributions to shareholders — Investor Class:
Net investment income	—	—	(300,742)	—
Net realized gains	—	—	—	—
Tax return of capital to shareholders	—	—	(1,012,442)

Total distributions	—	—	(1,313,184)	—

Capital share transactions — Investor Class:
Proceeds from shares sold	106,225,875	258,041,281	246,474,965	226,494,496
Proceeds from shares issued to holders in reinvestment of dividends	—	—	1,150,035	—
Cost of shares redeemed	(117,621,043)	(253,406,389)	(271,896,972)	(181,161,319)

Net increase (decrease) in net assets resulting from capital share transactions	(11,395,168)	4,634,892	(24,271,972)	45,333,177

Total increase (decrease) in net assets	(11,155,438)	7,310,609	(31,523,253)	39,983,879

Net assets:
Beginning of period	15,573,250	8,262,641	47,712,811	7,728,932

End of period	$4,417,812	$15,573,250	$16,189,558	$47,712,811

Undistributed net investment income (loss), end of period	$8,779	$21,098	$(28,784)	$238,733

See notes to the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Dow 30 Plus Fund

	Year Ended	Year Ended
	August 31, 2006	August 31, 2005

Operations:
Net investment income (loss)	$53,613	$64,411
Net realized gain (loss) on investments	959,501	713,145
Change in unrealized appreciation (depreciation) on investments	(4,526)	(434,468)

Net increase (decrease) in net assets resulting from operations	1,008,588	343,088

Distributions to shareholders — Investor Class:
Net investment income	(64,771)	(69,376)
Net realized gains	—	—

Total distributions	(64,771)	(69,376)

Capital share transactions — Investor Class:
Proceeds from shares sold	32,982,261	36,339,462
Proceeds from shares issued to holders in reinvestment of dividends	44,905	60,066
Cost of shares redeemed	(29,768,368)	(41,794,659)

Net increase (decrease) in net assets resulting from capital share transactions	3,258,798	(5,395,131)

Total increase (decrease) in net assets	4,202,615	(5,121,419)

Net assets:
Beginning of period	6,343,019	11,464,438

End of period	$10,545,634	$6,343,019

Undistributed net investment income (loss), end of period	$52,655	$63,812

See notes to the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	10 Year Note Bull 2.5X Fund		10 Year Note Bear 2.5X Fund

	Year Ended	March 31, 2005[1]	Year Ended	Year Ended
	August 31, 2006	to August 31, 2005	August 31, 2006	August 31, 2005

Operations:
Net investment income (loss)	$88,374	$19,115	$5,980	$(338,564)
Net realized gain (loss) on investments	(299,664)	(24,671)	2,900,951	(1,331,000)
Change in unrealized appreciation (depreciation) on investments	389,283	35,282	142,638	(750,300)

Net increase (decrease) in net assets resulting from operations	177,993	29,726	3,049,569	(2,419,864)

Distributions to shareholders — Investor Class:
Net investment income	(19,275)	—	—	—
Net realized gains	—	—	—	—
Tax return of capital to shareholders	(7,700)	—	—	—

Total distributions	(26,975)	—	—	—

Capital share transactions — Investor Class:
Proceeds from shares sold	40,381,335	27,405,589	111,919,157	166,659,456
Proceeds from shares issued to holders in reinvestment of dividends	26,975	—	—	—
Cost of shares redeemed	(26,995,881)	(26,223,181)	(142,761,879)	(132,966,301)

Net increase (decrease) in net assets resulting from capital share transactions	13,412,429	1,182,408	(30,842,722)	33,693,155

Total increase (decrease) in net assets	13,563,447	1,212,134	(27,793,153)	31,273,291

Net assets:
Beginning of period	1,212,134	—	35,994,114	4,720,823

End of period	$14,775,581	$1,212,134	$8,200,961	$35,994,114

Undistributed net investment income (loss), end of period	$—	$19,115	$5,974	$—

1 Commencement of operations.

See notes to the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Dynamic HY Bond Fund		HY Bear Fund

	Year Ended	Year Ended	September 20, 2005[1]
	August 31, 2006	August 31, 2005	to August 31, 2006

Operations:
Net investment income (loss)	$3,614,214	$10,124,328	$108,286
Net realized gain (loss) on investments	(135,925)	(1,258,896)	26,575
Change in unrealized appreciation (depreciation) on investments	184,686	(671,167)	(80,942)

Net increase (decrease) in net assets resulting from operations	3,662,975	8,194,265	53,919

Distributions to shareholders — Investor Class:
Net investment income	(6,735,599)	(9,688,642)	—
Net realized gains	—	—	—

Total distributions	(6,735,599)	(9,688,642)	—

Capital share transactions — Investor Class:
Proceeds from shares sold	591,744,315	1,788,715,403	47,244,150
Proceeds from shares issued to holders in reinvestment of dividends	6,092,771	8,129,410	—
Cost of shares redeemed	(699,325,432)	(1,840,043,092)	(38,276,795)

Net increase (decrease) in net assets resulting from capital share transactions	(101,488,346)	(43,198,279)	8,967,355

Total increase (decrease) in net assets	(104,560,970)	(44,692,656)	9,021,274

Net assets:
Beginning of period	206,547,998	251,240,654	—

End of period	$101,987,028	$206,547,998	$9,021,274

Undistributed net investment income (loss), end of period	$362,498	$1,371,822	$152,486

1 Commencement of operations.

See notes to the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Commodity Bull 2X Fund

	Year Ended	February 17, 2005[1]
	August 31, 2006	to August 31, 2005

Operations:
Net investment income (loss)	$155,206	$93,056
Net realized gain (loss) on investments	(1,241,733)	(297,007)
Change in unrealized appreciation (depreciation) on investments	(3,277,519)	3,268,444

Net increase (decrease) in net assets resulting from operations	(4,364,046)	3,064,493

Distributions to shareholders — Investor Class:
Net investment income	—	—
Net realized gains	(880,325)	—

Total distributions	(880,325)	—

Capital share transactions — Investor Class:
Proceeds from shares sold	67,403,711	77,963,427
Proceeds from shares issued to holders in reinvestment of dividends	215,438	—
Cost of shares redeemed	(95,901,934)	(45,937,533)

Net increase (decrease) in net assets resulting from capital share transactions	(28,282,785)	32,025,894

Total increase (decrease) in net assets	(33,527,156)	35,090,387

Net assets:
Beginning of period	35,090,387	—

End of period	$1,563,231	$35,090,387

Undistributed net investment income (loss), end of period	$9,075	$86,724

1 Commencement of operations.

See notes to the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Emerging Markets	Emerging Markets
	Bull 2X Fund	Bear 2X Fund

	November 1, 2005[1]	November 4, 2005[1]
	to August 31, 2006	to August 31, 2006

Operations:
Net investment income (loss)	$183,939	$140,339
Net realized gain (loss) on investments	1,953,605	(44,892)
Net unrealized appreciation (depreciation) on investments	327,714	22,268

Net increase (decrease) in net assets resulting from operations	2,465,258	117,715

Distributions to shareholders — Investor Class:
Net investment income	(590,927)	—
Net realized gains	—	—

Total distributions	(590,927)	—

Capital share transactions — Investor Class:
Proceeds from shares sold	221,935,322	109,752,908
Proceeds from shares issued to holders in reinvestment of dividends	587,002	—
Cost of shares redeemed	(204,507,303)	(107,144,376)

Net increase (decrease) in net assets resulting from capital share transactions	18,015,021	2,608,532

Total increase (decrease) in net assets	19,889,352	2,726,247

Net assets:
Beginning of period	—	—

End of period	19,889,352	2,726,247

Undistributed net investment income (loss), end of period	$323,345	$96,036

1 Commencement of operations.

See notes to the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Developed Markets	Developed Markets
	Bull 2X Fund	Bear 2X Fund

	January 25, 2006[1]	February 6, 2006[1]
	to August 31, 2006	to August 31, 2006

Operations:
Net investment income (loss)	$(12,247)	$104,506
Net realized gain (loss) on investments	228,796	(3,218,856)
Change in unrealized appreciation (depreciation) on investments	811,920	(78,832)

Net increase (decrease) in net assets resulting from operations	1,028,469	(3,193,182)

Distributions to shareholders — Investor Class:
Net investment income	—	—
Net realized gains	—	—

Total distributions	—	—

Capital share transactions — Investor Class:
Proceeds from shares sold	27,435,528	50,564,510
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Cost of shares redeemed	(9,769,169)	(44,584,785)

Net increase (decrease) in net assets resulting from capital share transactions	17,666,359	5,979,725

Total increase (decrease) in net assets	18,694,828	2,786,543

Net assets:
Beginning of period	—	—

End of period	18,694,828	2,786,543

Undistributed net investment income (loss), end of period	$185,125	$57,602

1 Commencement of operations.

See notes to the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	U.S. Government Money Market Fund

	Year Ended	Year Ended
	August 31, 2006	August 31, 2005

Operations:
Net investment income (loss)	$1,120,031	$438,970
Net realized gain (loss) on investments	(323)	—
Change in unrealized appreciation (depreciation) on investments	—	—

Net increase (decrease) in net assets resulting from operations	1,119,708	438,970

Distributions to shareholders — Investor Class:
Net investment income	(1,119,708)	(439,193)
Net realized gains	—	—

Total distributions	(1,119,708)	(439,193)

Capital share transactions — Investor Class:
Proceeds from shares sold	472,226,366	584,790,363
Proceeds from shares issued to holders in reinvestment of dividends	938,159	309,775
Cost of shares redeemed	(464,572,815)	(587,010,207)

Net increase (decrease) in net assets resulting from capital share transactions	8,591,710	(1,910,069)

Total increase (decrease) in net assets	8,591,710	(1,910,292)

Net assets:
Beginning of period	18,717,704	20,627,996

End of period	$27,309,414	$18,717,704

Undistributed net investment income (loss), end of period	$14,981	$14,962

See notes to the financial statements.

STATEMENT OF CASH FLOWS

10 YEAR NOTE BULL 2.5X FUND
FOR THE YEAR ENDED AUGUST 31, 2006

Net increase in net assets from operations	$177,993
Adjustments to reconcile net increase in net assets from operations to net cash provided (used) by operations
Purchase of long term investment securities	(85,420,424)
Proceeds from sales of long term investments	50,391,550
Net realized loss on sales on investments	212,440
Changes in net unrealized appreciation in investments	(407,745)
Net change in short term investments	(14,085,313)
Net realized gain on futures	(1,033)
Change in net unrealized appreciation on futures	18,462
Cash disbursements for variation margin	(13,452)
Net realized loss on swaps	88,257
Cash disbursements relating to broker deposit	(82,407)
Decrease in Receivable from Advisor	17,798
Increase in Dividends and Interest Receivable	(494,976)
Increase in Other Assets	(16,969)
Increase in Interest Payable	18,655
Increase in Accrued Advisory Fees	4,015
Decrease in Accrued Expenses	(910)

Net cash used in operations	(49,594,059)
Cash Flows from Financing Activities
Proceeds from fund shares sold	40,323,690
Payment on fund shares redeemed	(26,995,881)
Net proceeds from reverse repurchase agreements	36,266,250

Net cash provided by financing activities	49,594,059
Net change in cash	—
Cash at the beginning of the year	—

Cash at the end of the year	—

Note: Non-cash financing activities included distributions of net investment income of $26,975 which were reinvested in the Fund and interest expense paid of $83,897.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS

	U.S./Short Fund

	Investor Class

	Year Ended	Year Ended
	August 31, 2006	August 31, 2005

Per share data:
Net asset value, beginning of period	$27.80	$31.35

Income (loss) from investment operations:
Net investment income (loss)[1]	0.70	(0.46)[7]
Net realized and unrealized gain (loss) on investments[2]	(1.51)	(3.09)

Total from investment operations	(0.81)	(3.55)

Less distributions:
Dividends from net investment income	—	—
Distributions from realized gains	—	—

Total distributions	—	—

Net asset value, end of period	$26.99	$27.80

Total return[3]	(2.91)%	(11.32)%
Supplemental data and ratios:
Net assets, end of period	$6,230,984	$4,263,328
Ratio of net expenses to average net assets excluding short dividends:
Before expense reimbursement	2.78%	2.92%
After expense reimbursement	1.95%	1.95%
Ratio of net expenses to average net assets including short dividends:
Before expense reimbursement	—	4.29%
After expense reimbursement	—	3.32%
Ratio of net investment income (loss) to average net assets including short dividends:
Before expense reimbursement	1.75%	(2.53)%
After expense reimbursement	2.58%	(1.56)%[6]
Portfolio turnover rate[4]	0%	0%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	U.S./Short Fund

	Investor Class

	Year Ended	Year Ended	Year Ended
	August 31, 2004	August 31, 2003	August 31, 2002

Per share data:
Net asset value, beginning of period	$35.66	$42.52	$37.42

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.69)[7]	(0.83)[7,8]	(0.52)[7]
Net realized and unrealized gain (loss) on investments[2]	(3.62)	(6.03)[8]	5.81

Total from investment operations	(4.31)	(6.86)	5.29

Less distributions:
Dividends from net investment income	—	—	(0.19)
Distributions from realized gains	—	—	—

Total distributions	—	—	(0.19)

Net asset value, end of period	$31.35	$35.66	$42.52

Total return[3]	(12.09)%	(16.13)%	14.23%
Supplemental data and ratios:
Net assets, end of period	$9,083,958	$11,631,881	$8,730,064
Ratio of net expenses to average net assets excluding short dividends:
Before expense reimbursement	1.98%	1.95%[5]	2.27%
After expense reimbursement	1.95%	1.95%[5]	1.85%
Ratio of net expenses to average net assets including short dividends:
Before expense reimbursement	2.86%	2.78%[5,8]	2.67%
After expense reimbursement	2.89%	2.78%[5,8]	3.09%
Ratio of net investment income (loss) to average net assets including short dividends:
Before expense reimbursement	(2.14)%	(1.99)%[5,8]	(1.70)%
After expense reimbursement	(2.11)%[6]	(1.99)%[5,6,8]	(1.28)%[6]
Portfolio turnover rate[4]	0%	472%	2,471%

1 Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

2 The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
3 All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
4 Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
5 Ratio includes Advisor expense recovery of 0.16%.
6 The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the years ended August 31, 2005, 2004, 2003 and 2002 was (0.19%), (1.20%), (1.16%) and (0.46%), respectively.
7 Net investment income (loss) before dividends on short positions for the years ended August 31, 2005, 2004, 2003 and 2002 was ($0.06), ($0.39), ($0.48) and ($0.19), respectively.
8 Restated due to swap interest and dividend reclassification from net investment income to realized gain/loss to conform to 2006, 2005 and 2004 presentation.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS

	OTC Plus Fund

	Investor Class

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2006	August 31, 2005	August 31, 2004	August 31, 2003	August 31, 2002[5]

Per share data:
Net asset value, beginning of period	$44.14	$37.73	$37.76	$25.36	$46.16

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.47)	(0.12)	(0.59)	(0.46)	(0.64)
Net realized and unrealized gain (loss) on investments[2]	(0.82)	6.53	0.56	12.86	(20.16)

Total from investment operations	(1.29)	6.41	(0.03)	12.40	(20.80)

Less distributions:
Dividends from net investment income	—	—	—	—	—
Distributions from realized gains	—	—	—	—	—

Total distributions	—	—	—	—	—

Net asset value, end of period	$42.85	$44.14	$37.73	$37.76	$25.36

Total return[3]	(2.92)%	16.99%	(0.08)%	48.90%	(45.06)%
Supplemental data and ratios:
Net assets, end of period	$8,463,658	$11,716,808	$11,897,739	$29,092,879	$57,233,878
Ratio of net expenses to average net assets:
Before expense reimbursement	1.75%	1.75%	1.75%	1.75%	1.66%
After expense reimbursement	1.75%	1.75%	1.75%	1.75%	1.66%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.04)%	(0.29)%	(1.45)%	(1.57)%	(1.55)%
After expense reimbursement	(1.04)%	(0.29)%	(1.45)%	(1.57)%	(1.55)%
Portfolio turnover rate[4]	237%	77%	284%	670%	450%

1 Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

2 The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
3 All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
4 Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
5 The per share data reflects a 1 for 4 reverse stock split which occurred on April 14, 2003.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS

	Small Cap Bull 2.5X Fund

	Investor Class

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2006	August 31, 2005	August 31, 2004	August 31, 2003	August 31, 2002[5]

Per share data:
Net asset value, beginning of period	$56.60	$45.45	$41.75	$32.84	$42.08

Income (loss) from investment operations:
Net investment income (loss)[1]	1.48	0.23	(0.52)	(0.32)[6]	(0.02)[6]
Net realized and unrealized gain (loss) on investments[2]	(4.64)	10.92	4.22	9.23[6]	(8.82)[6]

Total from investment operations	(3.16)	11.15	3.70	8.91	(8.84)

Less distributions:
Dividends from net investment income	—	—	—	—	(0.40)
Distributions from realized gains	—	—	—	—	—

Total distributions	—	—	—	—	(0.40)

Net asset value, end of period	$53.44	$56.60	$45.45	$41.75	$32.84

Total return[3]	(5.60)%	24.53%	8.86%	27.13%	(21.24)%
Supplemental data and ratios:
Net assets, end of period	$4,417,812	$15,573,250	$8,262,641	$53,825,601	$5,352,132
Ratio of net expenses to average net assets:
Before expense reimbursement	2.07%	1.75%	1.75%	1.75%[6]	1.71%[6]
After expense reimbursement	1.75%	1.75%	1.75%	1.75%[6]	1.71%[6]
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	2.18%	0.43%	(1.10)%	(0.93)%[6]	(0.10)%[6]
After expense reimbursement	2.50%	0.43%	(1.10)%	(0.93)%[6]	(0.10)%[6]
Portfolio turnover rate[4]	762%	407%	0%	0%	647%

1 Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

2 The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
3 All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
4 Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
5 The per share data reflects a 1 for 4 reverse stock split which occurred on April 14, 2003.
6 Restated due to swap interest and dividend reclassification from net investment income to realized gain/loss to conform to 2006, 2005 and 2004 presentation.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS

	Small Cap Bear 2.5X Fund

	Investor Class

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2006	August 31, 2005	August 31, 2004	August 31, 2003	August 31, 2002

Per share data:
Net asset value, beginning of period	$19.88	$26.48	$31.77	$49.82	$48.84

Income (loss) from investment operations:
Net investment income (loss)[1]	0.41	0.15	(0.34)	(0.49)[7]	(0.20)[6,7]
Net realized and unrealized gain (loss) on investments[3]	(3.70)	(6.75)	(4.83)	(11.94)[7]	5.31 [7]

Total from investment operations	(3.29)	(6.60)	(5.17)	(12.43)	5.11

Less distributions:
Dividends from net investment income	(.0.75)	—	(0.12)	—	(4.13)
Distributions from realized gains	—	—	—	(5.62)	—
Return of capital distribution	(0.72)	—	—	—	—

Total distributions	(1.47)	—	(0.12)	(5.62)	(4.13)

Net asset value, end of period	$15.12	$19.88	$26.48	$31.77	$49.82

Total return[4]	(17.09)%	(24.92)%	(16.33)%	(27.99)%	11.77%
Supplemental data and ratios:
Net assets, end of period	$16,189,558	$47,712,811	$7,728,932	$17,275,797	$39,060,502
Ratio of net expenses to average net assets:
Before expense recoupment/waiver	1.75%	2.16%	2.00%	1.95%[7]	2.17%[7]
After expense recoupment/waiver	1.88%	1.95%	1.95%	1.95%[7]	2.17%[7]
Ratio of net investment income (loss) to average net assets:
Before expense recoupment/waiver	2.36%	0.47%	(1.31)%	(1.15)%[7]	(0.44)%[7]
After expense recoupment/waiver	2.23%	0.68%	(1.26)%	(1.15)%[7]	(0.44)%[5,7]
Portfolio turnover rate[2]	0%	0%	0%	0%	1,476%

1 Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

2 Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts, swaps and repurchase agreements are deemed short-term securities. The Fund’s investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
3 The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
4 All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
5 The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the year ended August 31, 2002 was (0.16%).
6 Net investment income (loss) before dividends on short positions for the year ended August 31, 2002 was ($0.07).
7 Restated due to swap and dividend reclassification from net investment income to realized gain/loss to conform to 2006, 2005 and 2004 presentation.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS

	Dow 30 Plus Fund

	Investor Class

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2006	August 31, 2005	August 31, 2004	August 31, 2003	August 31, 2002[5]

Per share data:
Net asset value, beginning of period	$31.70	$30.69	$27.91	$25.56	$31.04

Income (loss) from investment operations:
Net investment income (loss)[1]	0.23	0.20	0.09	0.11	0.04
Net realized and unrealized gain (loss) on investments[3]	3.05	0.97	2.78	2.27	(5.44)

Total from investment operations	3.28	1.17	2.87	2.38	(5.40)

Less distributions:
Dividends from net investment income	(0.23)	(0.16)	(0.09)	(0.03)	(0.08)
Distributions from realized gains	—	—	—	—	—

Total distributions	(0.23)	(0.16)	(0.09)	(0.03)	(0.08)

Net asset value, end of period	$34.75	$31.70	$30.69	$27.91	$25.56

Total return[4]	10.39%	3.79%	10.27%	9.32%	(17.45)%
Supplemental data and ratios:
Net assets, end of period	$10,545,634	$6,343,019	$11,464,438	$32,616,434	$53,986,006
Ratio of net expenses to average net assets:
Before expense reimbursement	2.22%	1.81%	1.75%	1.75%	1.70%[6]
After expense reimbursement	1.75%	1.75%	1.75%	1.75%	1.70%[6]
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.21%	0.56%	0.28%	0.43%	0.15%[6]
After expense reimbursement	0.68%	0.62%	0.28%	0.43%	0.15%[6]
Portfolio turnover rate[2]	278%	84%	236%	979%	983%

1 Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

2 Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
3 The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
4 All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
5 The per share data reflects a 1 for 4 reverse stock split which occurred on April 14, 2003.
6 Ratio includes Advisor expense recovery of 0.03%.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS

	10 Year Note Bull 2.5X Fund

	Investor Class

	Year Ended	March 31, 2005[1]
	August 31, 2006	to August 31, 2005

Per share data:
Net asset value, beginning of period	$20.96	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.62 [8]	0.22
Net realized and unrealized gain (loss) on investments[6]	(2.39)	0.74

Total from investment operations	(1.77)	0.96

Less distributions:
Dividends from net investment income	(0.33)	—
Distributions from realized gains	—	—
Return of capital distribution	(0.13)	—

Total distributions	(0.46)	—

Net asset value, end of period	$18.73	$20.96

Total return[7]	(8.52)%	4.80%[2]
Supplemental data and ratios:
Net assets, end of period	$14,775,581	$1,212,134
Ratio of net expenses to average net assets excluding short interest:
Before expense reimbursement	4.75%	8.81%[3]
After expense reimbursement	1.75%	1.60%[3]
Ratio of net expenses to average net assets including short interest:		—
Before expense reimbursement	8.84%	—
After expense reimbursement	5.84%	—
Ratio of net investment income (loss) to average net assets including short interest:
Before expense reimbursement	0.53%	(4.41)%[3]
After expense reimbursement	3.53%[9]	2.80%[3]
Portfolio turnover rate[5]	889%	1,444%

1 Commencement of operations.

2 Not annualized.
3 Annualized.
4 Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
5 Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
6 The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
7 All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
8 Net Investment Income (loss) before interest on short positions for the year ended August 31, 2006 was $1.33.
9 Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the year ended August 31, 2006 was 7.63%.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS

	10 Year Note Bear 2.5X Fund

	Investor Class

	Year Ended	Year Ended	May 17, 2004[1]
	August 31, 2006	August 31, 2005	to August 31, 2004

Per share data:
Net asset value, beginning of period	$17.02	$17.96	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.00 [8]	(0.20)[8]	(0.03)
Net realized and unrealized gain (loss) on investments[6]	1.85	(0.74)	(2.01)

Total from investment operations	1.85	(0.94)	(2.04)

Less distributions:
Dividends from net investment income	—	—	—
Distributions from realized gains	—	—	—

Total distributions	—	—	—

Net asset value, end of period	$18.87	$17.02	$17.96

Total return[7]	10.87%	(5.23)%	(10.20)%[2]
Supplemental data and ratios:
Net assets, end of period	$8,200,961	$35,994,114	$4,720,823
Ratio of net expenses to average net assets excluding short interest:
Before expense reimbursement	1.75%	1.63%	3.95%[3]
After expense reimbursement	1.75%	1.75%	1.75%[3]
Ratio of net expenses to average net assets including short interest:
Before expense reimbursement	10.45%	6.94%	3.95%[3]
After expense reimbursement	10.45%	7.06%	1.75%[3]
Ratio of net investment income (loss) to average net assets including short interest:
Before expense reimbursement	0.02%	(1.00)%	(2.80)%[3]
After expense reimbursement	0.02%[9]	(1.13)%[9]	(0.60)%[3]
Portfolio turnover rate[5]	0%	0%	0%

1 Commencement of operations.

2 Not annualized.
3 Annualized.
4 Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
5 Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.
6 The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
7 All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
8 Net Investment Income (loss) before interest on short positions for the years ended August 31, 2006 and August 31, 2005 was $1.64 and $0.74, respectively.
9 Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the years ended August 31, 2006 and August 31, 2005 was 8.73% and 4.31%, respectively.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS

	Dynamic HY Bond Fund			HY Bear Fund

	Investor Class			Investor Class

	Year Ended	Year Ended	July 1, 2004[1]	September 20, 2005[1]
	August 31, 2006	August 31, 2005	to August 31, 2004	to August 31, 2006

Per share data:
Net asset value, beginning of period	$19.00	$20.35	$20.00	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.77	0.84	0.17	0.45 [8]
Net realized and unrealized gain (loss) on investments[6]	0.23	(1.37)	0.18	(0.97)

Total from investment operations	1.00	(0.53)	0.35	(0.52)

Less distributions:
Dividends from net investment income	(1.84)	(0.82)	—	—
Distributions from realized gains	—	—	—	—

Total distributions	(1.84)	(0.80)	—	—

Net asset value, end of period	$18.16	$19.00	$20.35	$19.48

Total return[7]	5.58%	(2.66)%	1.75%[2]	(2.60)%[2]
Supplemental data and ratios:
Net assets, end of period	$101,987,028	$206,547,998	$251,240,654	$9,021,274
Ratio of net expenses to average net assets excluding short interest:
Before expense reimbursement	1.46%	1.39%	1.50%[3]	3.45%[3]
After expense reimbursement	1.46%	1.39%	1.50%[3]	1.75%[3]
Ratio of net expenses to average net assets including short interest:
Before expense reimbursement	—	—	—	3.72%[3]
After expense reimbursement	—	—	—	2.02%[3]
Ratio of net investment income (loss) to average net assets including short interest:
Before expense reimbursement	4.18%	4.14%	5.32%[3]	0.81%[3]
After expense reimbursement	4.18%	4.14%	5.32%[3]	2.51%[3,9]
Portfolio turnover rate[5]	805%	622%	47%	1,150%

1 Commencement of operations.

2 Not annualized.
3 Annualized.
4 Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
5 Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market condition.
6 The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
7 All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
8 Net Investment Income (loss) before interest on short positions for the year ended August 31, 2006 was $0.41.
9 Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the year ended August 31, 2006 was 2.25%

See notes to the financial statements.

FINANCIAL HIGHLIGHTS

	Commodity Bull 2X Fund

	Investor Class

	Year Ended	February 17, 2005[1]
	August 31, 2006	to August 31, 2005

Per share data:
Net asset value, beginning of period	$25.03	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.43	0.16
Net realized and unrealized gain (loss) on investments[6]	(2.76)	4.87

Total from investment operations	(2.33)	5.03

Less distributions:
Dividends from net investment income	—	—
Distributions from realized gains	(2.22)	—

Total distributions	(2.22)	—

Net asset value, end of period	$20.48	$25.03

Total return[7]	(9.35)%	25.15%[2]
Supplemental data and ratios:
Net assets, end of period	$1,563,231	$35,090,387
Ratio of net expenses to average net assets:
Before expense reimbursement	2.59%	2.00%[3]
After expense reimbursement	1.75%	1.75%[3]
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.96%	1.12%[3]
After expense reimbursement	1.80%	1.37%[3]
Portfolio turnover rate[5]	8,528%	0%

1 Commencement of operations.

2 Not annualized.
3 Annualized.
4 Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
5 Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
6 The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
7 All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS

	Emerging Markets	Emerging Markets
	Bull 2X Fund	Bear 2X Fund

	Investor Class	Investor Class

	November 1, 2005[1]	November 4, 2005[1]
	to August 31, 2006	to August 31, 2006

Per share data:
Net asset value, beginning of period	$20.00	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.20	0.34
Net realized and unrealized gain (loss) on investments[6]	5.19	(8.24)

Total from investment operations	5.39	(7.90)

Less distributions:
Dividends from net investment income	(0.37)	—
Distributions from realized gains	—	—

Total distributions	(0.37)	0.00

Net asset value, end of period	$25.02	$12.10

Total return[7]	27.06%[2]	(39.50)%[2]
Supplemental data and ratios:
Net assets, end of period	$19,889,352	$2,726,247
Ratio of net expenses to average net assets:
Before expense reimbursement	1.55%[3,8]	2.72%[3]
After expense reimbursement	1.55%[3,8]	1.71%[3]
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.92%[3]	1.86%[3]
After expense reimbursement	0.92%[3]	2.87%[3]
Portfolio turnover rate[5]	954%	0%

1 Commencement of operations.

2 Not annualized.
3 Annualized.
4 Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
5 Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
6 The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
7 All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. From inception to May 1, 2006, the annual cap on expenses was 1.50 % for the Fund.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS

	Developed Markets	Developed Markets
	Bull 2X Fund	Bear 2X Fund

	Investor Class	Investor Class

	January 25, 2006[1]	February 6, 2006[1]
	to August 31, 2006	to August 31, 2006

Per share data:
Net asset value, beginning of period	$20.00	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.07)	0.31
Net realized and unrealized gain (loss) on investments[6]	2.40	(4.41)

Total from investment operations	2.33	(4.10)

Less distributions:
Dividends from net investment income	—	—
Distributions from realized gains	—	—

Total distributions	—	—

Net asset value, end of period	$22.33	$15.90

Total return[7]	11.65%[2]	(20.50)%[2]
Supplemental data and ratios:
Net assets, end of period	$18,694,828	$2,786,543
Ratio of net expenses to average net assets:
Before expense reimbursement	3.87%[3]	2.83%[3]
After expense reimbursement	1.70%[3]	1.74%[3]
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(2.68)%[3]	2.02%[3]
After expense reimbursement	(0.51)%[3]	3.10%[3]
Portfolio turnover rate[5]	251%	0%

1 Commencement of operations.

2 Not annualized.
3 Annualized.
4 Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
5 Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
6 The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
7 All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS

	U.S. Government Money Market Fund

	Investor Class

	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,
	2006	2005	2004

Per share data:
Net asset value, beginning of period	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss)[1]	0.03	0.02	— [3]
Net realized and unrealized gain (loss) on investments	—	—	—

Total from investment operations	0.03	0.02	—

Less distributions:
Dividends from net investment income	(0.03)	(0.02)	— [3]
Distributions from realized gains	—	—	—

Total distributions	(0.03)	(0.02)	—

Net asset value, end of period	$1.00	$1.00	$1.00

Total return[2]	3.49%	1.54%	0.10%
Supplemental data and ratios:
Net assets, end of period	$27,309,414	$18,717,704	$20,627,996
Ratio of net expenses to average net assets:
Before expense recoupment/waiver	1.00%	1.07%	1.30%
After expense recoupment/waiver	1.09%	1.00%	0.99%
Ratio of net investment income (loss) to average net assets:
Before expense recoupment/waiver	3.45%	1.54%	(0.19)%
After expense recoupment/waiver	3.37%	1.61%	0.12%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	U.S. Government Money Market Fund

	Investor Class

	Year Ended	Year Ended
	August 31,	August 31,
	2003	2002

Per share data:
Net asset value, beginning of period	$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss)[1]	— [3]	0.01
Net realized and unrealized gain (loss) on investments	—	—

Total from investment operations	—	0.01

Less distributions:
Dividends from net investment income	— [3]	(0.01)
Distributions from realized gains	—	—

Total distributions	—	(0.01)

Net asset value, end of period	$1.00	$1.00

Total return[2]	0.33%	1.02%
Supplemental data and ratios:
Net assets, end of period	$21,386,548	$50,803,391
Ratio of net expenses to average net assets:
Before expense recoupment/waiver	1.16%	1.03%
After expense recoupment/waiver	1.00%	0.99%
Ratio of net investment income (loss) to average net assets:
Before expense recoupment/waiver	0.22%	1.02%
After expense recoupment/waiver	0.38%	1.06%

1 Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

2 All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
3 Amount is less than $0.01 per share.

See notes to the financial statements.

DIREXION FUNDS

NOTES TO THE FINANCIAL STATEMENTS
AUGUST 31, 2006

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The trust currently has 34 series of which 15 are included in this report, the U.S./ Short Fund, OTC Plus Fund, Small Cap Bull 2.5X Fund (formerly Small Cap Plus Fund), Small Cap Bear 2.5X Fund (formerly Small Cap/ Short Fund), Dow 30 Plus Fund, 10 Year Note Bear 2.5X Fund (formerly ContraBond Fund), 10 Year Note Bull 2.5X Fund (formerly 10 Year Plus Fund), Dynamic HY Bond Fund, HY Bear Fund, Commodity Bull 2X Fund (formerly Commodity Bull Fund), Emerging Markets Bull 2X Fund (formerly Emerging Markets Plus Fund), Emerging Markets Bear 2X Fund (formerly Emerging Markets Short Fund), Developed Markets Bull 2X Fund (formerly Developed Markets Plus Fund), Developed Markets Bear 2X Fund (formerly Developed Markets Short Fund), and the U.S. Government Money Market Fund (each a “Fund” and collectively, the “Funds”). Each Fund (other than the U.S. Government Money Market Fund) is a non-diversified series of the Trust pursuant to the 1940 Act. The 10 Year Bull 2.5X Fund commenced operations on March 31, 2005. The HY Bear Fund commenced operations on September 20, 2005. The Commodity Bull 2X Fund commenced operations on February 17, 2005. The Emerging Markets Bull 2X Fund commenced operations on November 1, 2005. The Emerging Markets Bear 2X Fund commenced operations on November 4, 2005. The Developed Markets Bull 2X Fund commenced operations on January 25, 2006. The Developed Markets Bear 2X Fund commenced operations on February 6, 2006.

The objective of the U.S./ Short Fund is to provide daily investment returns that inversely correlate to the performance of the S&P 500 Index. The objective of the OTC Plus Fund is to provide daily investment returns that correspond to 125% of the performance of the NASDAQ 100 IndexTM (“NASDAQ Index”). The objective of the Small Cap Bull 2.5X Fund is to provide daily investment returns that correspond to 250% of the performance of the Russell 2000® Index (“Russell 2000 Index”). The objective of the Small Cap Bear 2.5X Fund is to provide daily investment returns that inversely correlate to the performance of the Russell 2000 Index. The objective of the Dow 30 Plus Fund is to provide daily investment returns that correspond to 125% of the performance of the Dow Jones Industrial AverageSM (“Dow”). The objective of the 10 Year Note Bear 2.5X Fund is to provide investment returns that inversely correspond to 250% of the daily performance of the benchmark 10-year U.S. Treasury Note. The objective of the 10 Year Note Bull 2.5X Fund is to provide investment returns that correspond to 250% of the daily performance of the benchmark 10 Year Note. The objective of the Dynamic HY Bond Fund is to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such investments, with an emphasis on lower-quality debt instruments. The objective of the HY Bear Fund is to profit from a decline in the value of lower-quality debt instruments by creating short positions in such instruments and derivatives of such instruments. The objective of the Commodity Bull 2X Fund is to seek daily investment results, before fees and expenses, of 200% of the price performance of the Morgan Stanley Commodity Related Index. The objective of the Emerging Markets Bull 2X Fund is to provide investment returns that correspond to 200% of the performance of the MSCI Emerging Markets Index (“EM Index”). The objective of the Emerging Market Bear 2X Fund is to provide investment returns that inversely correspond (opposite) to 200% of the performance of the EM Index. The objective of the Developed Markets Bull 2X Fund is to provide investment returns that correspond to 200% of the performance of the MSCI EAFE Index (“EAFE Index”). The objective of the Developed Markets Bear 2X Fund is to provide investment returns that inversely correspond (opposite) to 200% of the performance of the EAFE Index. The objective of the U.S. Government Money Market Fund is to provide security of principal, current income and liquidity by investing primarily in obligations issued or guaranteed, as to principal and interest, by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

   a) Investment Valuation – Equity securities, OTC securities, swap agreements, options, futures and options on futures are valued at their last sales price, or if not available, the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price (“NOCP”). Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the closing bid and asked prices provided by the Funds’ pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or the Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

   b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receive, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

   c) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund, other than the U.S. Government Money Market Fund, may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

   d) Swap Contracts – Each Fund, other than the U.S. Government Money Market Fund, may enter into equity swap contacts. Standard swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the funds.)

In a “long” swap agreement, the counterparty will generally agree to pay the Funds the amount, if any, by which the notional amount of swap contract would have increased in value if the Funds had been invested in the particular securities, plus dividends that would have been received on those securities. The Funds will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Funds on the notional amount are recorded as “unrealized gains or losses on swaps and futures” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps and futures”. Swap contracts are collateralized by the securities and cash of each particular Fund.

Each Fund, other than the U.S. Government Money Market Fund, may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

The Dynamic HY Bond Fund and the HY Bear Fund enter into credit default swaps. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a referenced entity, typically corporate issues on its obligation. The stream of payments is recorded as an unrealized gain or loss until the swap is sold or expires. The Fund may use the swaps to attempt to gain exposure to debt securities without actually purchasing those securities or to hedge a position. The Fund may purchase credit protection on the referenced entity of the credit default swap (“Buy Contract”) or provide credit protection on the referenced entity of the credit default swap (“Sale Contract”). If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract (“Maximum Payout Amount”). At August 31, 2006, the Dynamic HY Bond Fund has Sale Credit Default Swap Contracts outstanding with Maximum Payout Amounts aggregating $67,000,000, with net unrealized appreciation of $744,635 and terms of 5 years, as reflected in the schedule of investments. At August 31, 2006, the HY Bear Fund has Buy Credit Default Swap Contracts outstanding with net unrealized depreciation of $131,417 and terms of 5 years, as reflected in the schedule of investments. Maximum Payout Amounts could be offset by the subsequent sale, in any, of assets obtained via the execution of a payout event.

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure that each Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty.

   e) Concentration of Risk – The Dynamic HY Bond Fund and the HY Bear Fund invest in the Dow Jones CDX High Yield Note (“CDX”) and TRAINS (Targeted Return Securities Trust) High Yield Notes (“TRAINS”), which represent trusts of pooled investments. The TRAINS invest in a portfolio of high-yield securities, rated below investment grade and therefore have greater credit and liquidity risk than investment grade obligations. The high yield debt securities are generally unsecured and may be subordinated to other obligations o the issuer thereof. Upon a downgrade of the underlying securities rating to a specified level, the TRAINS may distribute the respective security on a pro-rata basis to the respective holders. The TRAINS may also invest in one or more interest rate swap or other swap transactions.

The CDX invests in a portfolio of credit default swap agreements and a repurchase agreement. Credit default swap agreements involve commitments to pay/receive a fixed interest rate in exchange for receipt/payment of the referenced obligation if a credit event affecting the referenced obligation occurs. The CDX is providing credit protection to the counterparties of the respective credit default swap agreements in exchange for a fixed interest rate payment, therefore there is credit risk with respect to the referenced entities of these credit default swap agreements. If a credit event occurs to a referenced entity, the Fund’s principal amount in the CDX will be reduced by its pro-rata interest in the respective credit default swap agreement. A credit event may include a failure to pay interest or principal, bankruptcy, or restructuring. Any recoverable amounts of the liquidation of the referenced obligation will be allocated pro-rata to the holder of the CDX.

   f) Short Positions – The U.S./ Short Fund, OTC Plus Fund, Small Cap Bull 2.5X Fund, Small Cap Bear 2.5X Fund, Dow 30 Plus Fund, 10 Year Note Bear 2.5X Fund, HY Bear Fund, Emerging Markets Bear 2X Fund and Developed Markets Bear 2X Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short securities may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

   g) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

   h) Reverse Repurchase Agreements – The 10 Year Note Bull 2.5X Fund (“Fund”) enters into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed date and price. Generally the effect of such a transaction is that the Fund can recover and reinvest all of most of the cash invested in the portfolio of securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the returns it obtains on the investments purchased with the cash. Unless the Fund covers its positions in reverse repurchase agreements (by segregating liquid assets as least equal in amount to the forward purchase commitment), its obligations under the agreement will be subject to the Fund’s limitations on borrowings. Reverse repurchase agreements involve leverage risk and also risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the purchase price. In event the buyer of securities under a reverse repurchase files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. At August 31, 2006, the Fund had reverse repurchase agreements outstanding of $36,266,250.

The Fund purchases securities and sometimes simultaneously finances the acquisition of the securities through repurchase agreements (collateralized with the same securities purchased) with the selling broker. The Fund currently records the acquisition of these securities as assets (at fair value) and the related repurchase agreements as liabilities (at contract value) on the statement of assets and liabilities. Interest income earned on the securities and interest expense incurred on the repurchase obligations are reported on a gross basis on the statement of operations.

Presently, the accounting for these transactions if being discussed among the standard setters which may be resolved through a FASB Staff Position (FSP) or other guidance addressing an alternative view that under Statement of Financial Accounting Standards No. 140 such transactions, as described above, may not qualify as purchases of the Fund because securities purchased may not be deemed legally isolated from the counterparty after they are transferred under the repurchase agreement. Under this view, the Fund would present the net investment income in these transactions as derivatives on the statement of assets and liabilities, with the corresponding change in fair value being recorded in the statement of operations. The fair value of the derivative would reflect not only any changes in the value of the underlying securities, but also changes in the value of the underlying credit provided by the counterparty. As of August 31, 2006, the Fund has entered into transactions aggregating approximately $36 million in securities and $36 million in repurchase agreements under the agreements described above.

   i) Security Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

   j) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes.

   k) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

   l) Distributions to Shareholders – Each Fund, other than the U.S. Government Money Market Fund, generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. The U.S. Government Money Market Fund ordinarily will declare dividends from net investment income on a daily basis and distribute those dividends monthly. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions for the Investor Class during the period ended August 31, 2006 and the fiscal year ended August 31, 2005, were as follows:

	U.S./Short Fund		OTC Plus Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2006	August 31, 2005	August 31, 2006	August 31, 2005

Distributions paid from:
Ordinary Income	$—	$—	$—	$—
Long-term capital gain	—	—	—	—

Total distributions paid	$—	$—	$—	$—

	Small Cap Bull 2.5X Fund		Small Cap Bear 2.5X Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2006	August 31, 2005	August 31, 2006	August 31, 2005

Distributions paid from:
Ordinary Income	$—	$—	$300,742	$—
Long-term capital gain	—	—	—	—
Return of capital	—	—	1,012,442	—

Total distributions paid	$—	$—	$1,313,184	$—

	Dow 30 Plus Fund

	Year Ended	Year Ended
	August 31, 2006	August 31, 2005

Distributions paid from:
Ordinary Income	$64,771	$69,376
Long-term capital gain	—	—

Total distributions paid	$64,771	$69,376

	10 Year Note Bull 2.5X Fund		10 Year Note Bear 2.5X Fund

	Year Ended	Year Ended	Year Ended	Period Ended
	August 31, 2006	August 31, 2005[1]	August 31, 2006	August 31, 2005

Distributions paid from:
Ordinary Income	$19,275	$—	$—	$—
Long-term capital gain	—	—	—	—
Return of capital	7,700	—	—	—

Total distributions paid	$26,975	$—	$—	$—

[1]	Commenced operations on March 31, 2005.

	Dynamic HY Bond Fund		HY Bear Fund

	Year Ended	Year Ended	Period Ended
	August 31, 2006	August 31, 2005	August 31, 2006[1]

Distributions paid from:
Ordinary Income	$6,735,599	$9,688,642	$—
Long-term capital gain	—	—	—

Total distributions paid	$6,735,599	$9,688,642	$—

[1]	Commenced operations on September 20, 2005.

	Commodity Bull 2X Fund

	Year Ended	Period Ended
	August 31, 2006	August 31, 2005[1]

Distributions paid from:
Ordinary Income	$—	$—
Long-term capital gain	880,325	—

Total distributions paid	$880,325	$—

[1]	Commenced operations on February 17, 2005.

	Emerging Markets	Emerging Markets	Developed Markets	Developed Markets
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Bear 2X Fund

	Period Ended	Period Ended	Period Ended	Period Ended
	August 31, 2006[1]	August 31, 2006[2]	August 31, 2006[3]	August 31, 2006[4]

Distributions paid from:
Ordinary Income	$590,927	$—	$—	$—
Long-term capital gain	—	—	—	—

Total distributions paid	$590,927	$—	$—	$—

1 Commenced operations on November 1, 2005.

2 Commenced operations on November 4, 2005.

3 Commenced operations on January 25, 2006.

4 Commenced operations on February 6, 2006.

	U.S. Government Money Market Fund

	Year Ended	Year Ended
	August 31, 2006	August 31, 2005

Distributions paid from:
Ordinary Income	$1,119,708	$439,193
Long-term capital gain	—	—

Total distributions paid	$1,119,708	$439,193

As of August 31, 2006, the components of distributable earnings of the Funds were as follows:

	U.S./Short	OTC Plus	Small Cap Bull	Small Cap Bear
	Fund	Fund	2.5X Fund	2.5X Fund

Cost basis of investments for federal income tax purposes	$5,687,392	$12,332,339	$3,551,032	$17,625,585

Unrealized Appreciation	—	3,676,013	307,743	—
Unrealized Depreciation	(160,554)	(7,762,083)	(56,370)	(1,302,624)

Net unrealized appreciation/(depreciation)	(160,554)	(4,086,070)	251,373	(1,302,624)

Undistributed ordinary income/(loss)	157,026	—	—	—
Undistributed long-term gain/(loss)	—	—	—	—

Distributable earnings	157,026	—	—	—

Other Accumulated gain/(loss)	(11,338,703)	(93,448,739)	(15,413,160)	(25,988,370)

Total Accumulated gain/(loss)	$(11,342,231)	$(97,534,809)	$(15,161,787)	$(27,290,994)

	Dow 30 Plus	10 Year Note	10 Year Note	Dynamic HY
	Fund	Bear 2.5X Fund	Bull 2.5X Fund	Bond Fund

Cost basis of investments for federal income tax purposes	$12,217,527	$32,493,173	$50,189,045	$89,980,140

Unrealized Appreciation	2,061,330	545	424,610	1,133,289
Unrealized Depreciation	(3,845,870)	(683,280)	(121,186)	(126,021)

Net unrealized appreciation/(depreciation)	(1,784,540)	(682,735)	303,424	1,007,268

Undistributed ordinary income/(loss)	52,655	734,816	—	1,107,133
Undistributed long-term gain/(loss)	—	154,203	—	—

Distributable earnings	52,655	889,019	—	1,107,133

Other Accumulated gain/loss	(24,011,758)	(81,424)	(114,980)	(5,425,508)

Total Accumulated gain/(loss)	$(25,743,643)	$124,860	$188,444	$(3,311,107)

		Commodity	Emerging	Emerging
	HY Bear	Bull	Markets	Markets
	Fund	2X Fund	Bull 2X Fund	Bear 2X Fund

Cost basis of investments for federal income tax purposes	$8,718,075	$2,038,125	$16,521,496	$2,096,350

Unrealized Appreciation	52,041	—	471,425	63,967
Unrealized Depreciation	(132,983)	(9,075)	(965,377)	(41,699)

Net unrealized appreciation/(depreciation)	(80,942)	(9,075)	(493,952)	22,268

Undistributed ordinary income/(loss)	21,069	375,612	2,388,327	118,304
Undistributed long-term gain/(loss)	—	—	—	—

Distributable earnings	21,069	375,612	2,388,327	118,304

Other Accumulated gain/(loss)	113,792	(2,494,140)	(20,044)	(22,857)

Total Accumulated gain/(loss)	$53,919	$(2,127,603)	$1,874,331	$117,715

	Developed	Developed	U.S. Government
	Markets Bull	Markets Bear	Money Market
	2X Fund	2X Fund	Fund

Cost basis of investments for federal income tax purposes	$16,795,046	$2,467,720	$24,939,742

Unrealized Appreciation	902,144	142,743	—
Unrealized Depreciation	(128,226)	(221,575)	—

Net unrealized appreciation/(depreciation)	773,918	(78,832)	—

Undistributed ordinary income/(loss)	518,945		14,981
Undistributed long-term gain/(loss)	73,306	—	—

Distributable earnings	592,251	—	14,981

Other Accumulated gain/(loss)	(337,700)	(286,454)	(3,402)

Total Accumulated gain/(loss)	$1,028,469	$(365,286)	$11,579

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales and return of capital distributions from Real Estate Investment Trusts.

   m) Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Investor Class during the periods ended August 31, 2006 and August 31, 2005 were as follows:

	U.S./Short Fund		OTC Plus Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2006	August 31, 2005	August 31, 2006	August 31, 2005

Shares sold	372,849	459,678	736,688	769,049
Shares issued to holders in reinvestment of dividends	—	—	—	—
Shares redeemed	(295,381)	(596,091)	(804,596)	(818,997)

Total net increase (decrease) from capital share transactions	77,468	(136,413)	(67,908)	(49,948)

	Small Cap Bull 2.5X Fund		Small Cap Bear 2.5X Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2006	August 31, 2005	August 31, 2006	August 31, 2005

Shares sold	1,826,647	4,933,309	13,172,089	9,928,207
Shares issued to holders in reinvestment of dividends	—	—	73,419	—
Shares redeemed	(2,019,119)	(4,839,966)	(14,574,481)	(7,820,455)

Total net increase (decrease) from capital share transactions	(192,472)	93,343	(1,328,973)	2,107,752

	Dow 30 Plus Fund

	Year Ended	Year Ended
	August 31, 2006	August 31, 2005

Shares sold	990,108	1,163,411
Shares issued to holders in reinvestment of dividends	1,377	1,854
Shares redeemed	(888,094)	(1,338,656)

Total net increase (decrease) from capital share transactions	103,391	(173,391)

	10 Year Note Bull 2.5X Fund

	Year Ended	Period Ended
	August 31, 2006	August 31, 2005[1]

Shares sold	2,223,825	1,327,454
Shares issued to holders in reinvestment of dividends	1,392	—
Shares redeemed	(1,494,209)	(1,269,611)

Total net increase (decrease) from capital share transactions	731,008	57,843

[1]	Commenced operations on March 31, 2005.

	10 Year Note Bear 2.5X Fund

	Year Ended	Year Ended
	August 31, 2006	August 31, 2005

Shares sold	6,060,132	9,351,364
Shares issued to holders in reinvestment of dividends	—	—
Shares redeemed	(7,740,621)	(7,499,154)

Total net increase (decrease) from capital share transactions	(1,680,489)	1,852,210

	Dynamic HY Bond Fund		HY Bear Fund

	Year Ended	Year Ended	Period Ended
	August 31, 2006	August 31, 2005	August 31, 2006[1]

Shares sold	32,252,724	89,938,334	2,420,516
Shares issued to holders in reinvestment of dividends	333,976	404,229	—
Shares redeemed	(37,838,672)	(91,817,860)	(1,957,295)

Total net increase (decrease) from capital share transactions	(5,251,972)	(1,475,297)	463,221

[1]	Commenced operations on September 20, 2005.

	Commodity Bull 2X Fund

	Year Ended	Period Ended
	August 31, 2006	August 31, 2005[1]

Shares sold	2,901,946	3,526,099
Shares issued to holders in reinvestment of dividends	10,463	—
Shares redeemed	(4,238,284)	(2,123,888)

Total net increase (decrease) from capital share transactions	(1,325,875)	1,402,211

[1]	Commencement of operations on February 17, 2005.

	Emerging Markets	Emerging Markets	Developed Markets	Developed Markets
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Bear 2X Fund

	Period Ended	Period Ended	Period Ended	Period Ended
	August 31, 2006[1]	August 31, 2006[2]	August 31, 2006[3]	August 31, 2006[4]

Shares sold	8,802,110	7,910,922	1,275,388	2,742,095
Shares issued to holders in reinvestment of dividends	25,139	—	—	—
Shares redeemed	(8,032,425)	(7,685,601)	(438,124)	(2,566,876)

Total net increase (decrease) from capital share transactions	792,824	225,321	837,264	175,219

1 Commenced operations on November 1, 2005.

2 Commenced operations on November 4, 2005.
3 Commenced operations on January 25, 2006.
4 Commenced operations on February 6, 2006.

	U.S. Government Money Market Fund

	Year Ended	Year Ended
	August 31, 2006	August 31, 2005

Shares sold	472,226,366	584,790,363
Shares issued to holders in reinvestment of dividends	938,159	309,775
Shares redeemed	(464,572,526)	(587,010,458)

Total net increase (decrease) from capital share transactions	8,591,999	(1,910,320)

4.	INVESTMENT TRANSACTIONS

During the period ended August 31, 2006, the aggregate purchases and sales of investments (excluding short-term investments, options, swaps and futures contracts) were:

	U.S./Short	OTC Plus	Small Cap	Small Cap	Dow 30
	Fund	Fund	Bull 2.5X Fund	Bear 2X Fund	Plus Fund

Purchases	$—	$29,603,433	$771,055	$—	$23,796,458
Sales	—	32,812,408	582,817	—	20,369,168

	10 Year Note	10 Year Note	Dynamic HY	HY Bear	Commodity
	Bull 2.5X Fund	Bear 2.5X Fund	Bond Fund	Fund	Bull 2X Fund

Purchases	$85,420,424	$—	$289,210,409	$4,677,186	$24,514,751
Sales	50,391,550	—	369,645,751	$1,734,147	24,086,144

	Emerging Markets	Emerging Markets	Developing Markets	Developing Markets	U.S. Government
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Bear 2X Fund	Money Market Fund

Purchases	$184,325,469	$266,026	$22,623,285	$62,509	$—
Sales	172,037,235	265,436	8,277,016	60,500	—

There were no purchases or sales of long-term U.S. Government Securities during the period ended August 31, 2006 for any of the Funds.

At August 31, 2006, the 10 Year Note Bull 2.5X Fund had open reverse repurchase agreements of:

		Trade	Maturity	Principal &
Counterparty	Rate	Date	Date	Interest	Par

Mizuho	5.00%	8/25/2006	9/6/2006	$33,281,541	$33,240,000
	2.35%	8/30/2006	9/11/2006	$3,029,003	3,026,250

					$36,266,250

Collateral for open reverse repurchase agreements at August 31, 2006 as reflected in the schedule of investments for the 10 Year Note Bull 2.5X Fund:

			Maturity
Counterparty	Description	Rate	Date	Par	Value

Mizuho	U.S. Treasury Note	5.125%	5/15/2016	$32,000,000	$32,910,000
	U.S. Treasury Note	4.875%	8/15/2016	$3,000,000	3,033,281

					$35,943,281

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year.

At August 31, 2006, the following funds deferred, on a tax basis, post-October losses of:

U.S./ Short Fund	$143,000
OTC Plus Fund	2,197,734
Small Cap Bull 2.5X Fund	—
Small Cap Bear 2.5X Fund	1,187,957
Dow 30 Plus Fund	267,761
10 Year Note Bull 2.5X Fund	67,875
10 Year Note Bear 2.5X Fund	81,000
Dynamic HY Bond Fund	550,496
HY Bear Fund	16,001
Commodity Bull 2X Fund	2,503,505
Emerging Markets Bull 2X Fund	—
Emerging Markets Bear 2X Fund	589
Developed Markets Bull 2X Fund	—
Developed Markets Bear 2X Fund	365,286
U.S. Government Money Market Fund	82

At August 31, 2006, the following funds had capital loss carryforwards on a tax basis of:

	Capital Loss Carryover	Expires

U.S./Short Fund	$(2,179,437)	8/31/2008
	(574,553)	8/31/2009
	(351,678)	8/31/2011
	(4,743,567)	8/31/2012
	(1,881,085)	8/31/2013
	(1,487,907)	8/31/2014
OTC Plus Fund	(11,287,078)	8/31/2009
	(25,356,444)	8/31/2010
	(22,579,774)	8/31/2011
	(5,896,471)	8/31/2012
	(24,641,897)	8/31/2013
	(953,856)	8/31/2014
Small Cap Bull 2.5X Fund	(2,676,049)	8/31/2010
	(12,679,111)	8/31/2011
Small Cap Bear 2.5X Fund	(16,306,020)	8/31/2012
	(4,667,388)	8/31/2013
	(4,265,371)	8/31/2014
Dow 30 Plus Fund	(470,919)	8/31/2009
	(1,065,227)	8/31/2010
	(4,097,289)	8/31/2011
	(447,497)	8/31/2012
	(17,472,824)	8/31/2013
	(170,676)	8/31/2014
10 Year Note Bear 2.5X Fund	—
10 Year Note Bull 2.5X Fund	(46,600)	8/31/2014
Dynamic HY Bond Fund	(123,105)	8/31/2013
	(3,998,755)	8/31/2014
HY Bear Fund	(1,624)	8/31/2014
Commodity Bull 2X Fund	—
Emerging Markets Bull 2X Fund	—
Emerging Markets Bear 2X Fund	—
Developed Markets Bull 2X Fund	—
Developed Markets Bear 2X Fund	—

	Capital Loss Carryover	Expires

U.S. Government Money Market Fund	(779)	8/31/2009
	(1,619)	8/31/2010
	(377)	8/31/2011
	(189)	8/31/2013
	(356)	8/31/2014

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. generally accepted accounting principles require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

On the Statements of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	Accumulated	Undistributed Net
	Net Realized	Investment
	Gain/(Loss)	Income/(Loss)	Paid-in Capital

U.S./Short Fund	$(21,550)	$21,549	$1
OTC Plus Fund	1,569	136,022	(137,591)
Small Cap Bull 2.5X Fund	626,829	(233,947)	(392,882)
Small Cap Bear 2.5X Fund	5,127,278	638,436	(5,765,714)
Dow 30 Plus Fund	(1)	1	—
10 Year Note Bear 2.5X Fund	6	(6)	—
10 Year Note Bull 2.5X Fund	88,214	(80,514)	(7,700)
Dynamic HY Bond Fund	(2,110,148)	2,112,061	(1,913)
HY Bear Fund	(44,200)	44,200	—
Commodity Bull 2X Fund	255,419	(232,855)	(22,564)
Emerging Markets Bull 2X Fund	(730,333)	730,333	—
Emerging Markets Bear 2X Fund	44,303	(44,303)	—
Developed Markets Bull 2X Fund	(197,372)	197,372	—
Developed Markets Bear 2X Fund	2,874,800	(46,904)	(2,827,896)
U.S. Government Money Market Fund	—	(304)	304

Differences are primarily due to income tax treatment of certain security investments.

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s average daily net assets. Prior to July 1, 2006, the Adviser entered into a sub-advisory agreement related to the Dynamic HY Bond Fund and the HY Bear Fund (the “Sub-Advised Funds”) whereby the sub-adviser directed investment activities of the Sub-Advised Funds. The Adviser paid, out of the management fees it received from the Sub-Advised Funds, a fee for these services. Effective July 1, 2006, the sub-advisory agreement was terminated. Additionally, the Adviser may waive additional fees it might otherwise normally charge the Funds. For the period ended August 31, 2006, the Adviser has voluntarily agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund’s average daily net assets. Because this is a voluntary waiver, the Adviser may change or end the waiver at any time. The Adviser may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the period ended August 31, 2006, the Adviser paid or recouped the following expenses:

	U.S./Short	OTC Plus	Small Cap	Small Cap	Dow 30
	Fund	Fund	Bull 2.5X Fund	Bear 2.5X Fund	Plus Fund

Investor Class:
Annual Advisory rate	0.90%	0.75%	0.75%	0.75%[3]	0.75%
Annual cap on expenses	1.95%	1.75%	1.75%	1.75%[3]	1.75%
Expenses paid in excess of annual cap on expenses — 2006	$42,463	$—	$28,771	$—	$37,053
Voluntary waiver — 2006	$—	$—	$—	$—	$—
Expense waiver recovery — 2006	$—	$—	$—	$24,251	$—

	10 Year Note	10 Year Note	Dynamic HY	HY Bear	Commodity
	Bull 2.5X Fund	Bear 2.5X Fund	Bond Fund	Fund	Bull 2X Fund

Investor Class:
Annual Advisory rate	0.75%	0.75%	0.75%	0.95%	0.75%[4]
Annual cap on expenses	1.75%	1.75%	1.50%	1.75%	1.75%
Expenses paid in excess of annual cap on expenses — 2006	$75,078	$—	$—	$73,542	$72,524
Voluntary waiver — 2006	$—	$—	$—	$—	$—
Expense waiver recovery — 2006	$—	$—	$—	$—	$—

	Emerging	Emerging	Developed	Developed	U.S. Government
	Markets	Markets	Markets	Markets	Money Market
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Bear 2X Fund	Fund

Investor Class:
Annual Advisory rate	0.75%	0.75%	0.75%	0.75%	0.50%
Annual cap on expenses	1.75%[1]	1.75%[1]	1.75%	1.75%	1.25%[2]
Expenses paid in excess of annual cap on expenses — 2006	$—	$46,468	$51,779	$36,493	$—
Voluntary waiver — 2006	$—	$—	$—	$—	$—
Expense waiver recovery — 2006	$—	$—	$—	$—	$28,144

1 From inception to May 1, 2006 the annual cap on expenses was 1.50% for the Emerging Markets Funds.

2 For the period September 1, 2005 to May 1, 2006 the annual cap on expenses was 1.00% for the U.S. Government Money Market Fund.
3 For the period September 1, 2005 to May 1, 2006, the annual advisor rate was 0.90% and the annual cap was 1.95%.
4 For the period September 1, 2005 to May 1, 2006, the annual advisor rate was 0.95%.

Expenses subject to potential recover expiring in:

			Small Cap	Small Cap
	U.S./Short	OTC Plus	Bull 2.5X	Bear 2.5X	Dow 30
	Fund	Fund	Fund	Fund	Plus Fund

2007	$2,785	$—	$—	$6,069	$—
2008	$44,599	$—	$—	$	$6,571
2009	$42,463	$—	$28,771	$—	$37,053

Total	$89,847	$—	$28,771	$6,069	$43,624

	10 Year Note	10 Year Note	Dynamic HY		Commodity
	Bear 2.5X Fund	Bull 2.5X Fund	Bond Fund	HY Bear Fund	Bull 2X Fund

2007	$—	$—	$—	$—	$—
2008	$—	$48,772	$—	$—	$17,256
2009	$—	$75,078	$—	$73,452	$72,524

Total	$—	$123,850	$—	$73,452	$89,780

					U.S. Government
	Emerging Markets	Emerging Markets	Developed Markets	Developed Markets	Money Market
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Bear 2X Fund	Fund

2007	$—	$—	$—	$—	$29,879
2008	$—	$—	$—	$—	$20,143
2009	$—	$49,468	$51,779	$36,493	$—

Total	$—	$49,468	$51,779	$36,493	$50,022

Investor Class shares, except for the Investor Class shares of the Dynamic HY Bond Fund, HY Bear Fund and U.S. Government Money Market Fund, are subject to an annual Rule 12b-1 fee of up to 1.00% of Investor Class’ average daily net assets. The Dynamic HY Bond Fund and HY Bear Fund are subject to an annual Rule 12b-1 fee of up to 0.40% of the Investor Class Average daily net assets. The Board has authorized each Fund’s Investor Class shares, except the Dynamic HY Bond Fund and HY Bear Fund, to pay Rule 12b-1 fees of an amount equal to the difference between the Fund’s Total Annual Operating Expenses and the expense limit on Total Annual Operating Expenses but not to exceed 1.00% of each Fund’s average daily net assets. For the period ended August 31, 2006, the expense limit on total operating expenses was 1.75% on the OTC Plus Fund, Small Cap Bull 2.5X Fund, Dow 30 Plus Fund, 10 Year Note Bear 2.5X Fund, 10 Year Note Bull 2.5X Fund, and the Commodity Bull 2X Fund, 1.95% on the U.S./ Short Fund and the Small Cap Bear 2.5X Fund, 1.50% on the Emerging Markets Bull 2X Fund, Emerging Markets Bear 2X Fund, Developed Markets Bull 2X Fund and the Developed Markets Bear 2X Fund for the period from commencement to May 1, 2006. As of May 1, 2006, the expense limit on total operating expenses was 1.75% for Emerging Markets Bull 2X Fund, Emerging Market Bear 2X Fund, Developed Market Bull 2X Fund and Developed Market Bear 2X Fund. The Board had authorized the Dynamic HY Bond Fund Investor Class shares to pay Rule 12b-1 fees of an amount equal to the difference between the Fund’s Total Annual Operating Expenses and the expense limit on the Total annual Operating Expenses but not to exceed 0.40% of the Fund’s average daily net assets. For the period ended August 31, 2006, the expense limit on the total operating expense was 1.50% for the Dynamic HY Bond Fund. The Board has not authorized the U.S. Government Money Market Fund to pay Rule 12b-1 fees.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Fund and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Advisor. The Distributor has received $1,500 of Rule 12b-1 fees from the OTC Plus Fund, 10 Year Note Bear 2.5X Fund, Dynamic HY Bond Fund and Emerging Markets Bull 2X Fund.

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

6.	NEW ACCOUNTING PRONOUNCEMENT

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and
Board of Trustees of Direxion Funds

We have audited the accompanying statements of assets and liabilities of U.S./ Short Fund, OTC Plus Fund, Small Cap Bull 2.5X Fund (formerly Small Cap Plus Fund), Small Cap Bear 2.5X Fund (formerly Small Cap/Short Fund), Dow 30 Plus Fund, 10 Year Note Bull 2.5X Fund (formerly 10 Year Plus Fund), 10 Year Note Bear 2.5X Fund (formerly ContraBond Fund), Dynamic HY Bond Fund, HY Bear Fund, Commodity Bull 2X Fund (formerly Commodity Bull Fund), Emerging Markets Bull 2X Fund (formerly Emerging Markets Plus Fund), Emerging Markets Bear 2X Fund (formerly Emerging Markets Short Fund), Developed Markets Bull 2X Fund (formerly Developed Markets Plus Fund), Developed Markets Bear 2X Fund (formerly Developed Markets Short Fund), and U.S. Government Money Market Fund (each a series of Direxion Funds, formerly known as Potomac Funds) (the “Funds”) including the schedules of investments, as of August 31, 2006, and the related statements of operations, the statements of changes in net assets, the statement of cash flows for the 10 Year Note Bull 2.5X Fund, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at August 31, 2006, the results of their operations, the changes in their net assets, cash flows, and the financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.

October 27, 2006

Chicago, Illinois

ADDITIONAL INFORMATION
(UNAUDITED)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

      For the fiscal year ended August 31, 2005, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

10 Year Note Bear 2.5x Fund	0%
10 year Note Bull 2.5x Fund	0%
Commodity Bull 2x Fund	0%
Developed Markets Bear 2x Fund	0%
Developed Markets Bull 2x Fund	0%
Dow 30 Plus Fund	100%
Dynamic High Yield Bond Fund	0%
Emerging Markets Bear 2x Fund	0%
Emerging Markets Bull 2x Fund	0%
High Yield Bear Fund	0%
OTC Plus Fund	0%
Small Cap Bear 2.5x Fund	0%
Small Cap Bull 2.5x Fund	0%
US Government Money Market	0%
US Short Fund	0%

      For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2005 was as follows:

10 Year Note Bear 2.5x Fund	0%
10 year Note Bull 2.5x Fund	0%
Commodity Bull 2x Fund	0%
Developed Markets Bear 2x Fund	0%
Developed Markets Bull 2x Fund	0%
Dow 30 Plus Fund	100%
Dynamic High Yield Bond Fund	0%
Emerging Markets Bear 2x Fund	0%
Emerging Markets Bull 2x Fund	0%
High Yield Bear Fund	0%
OTC Plus Fund	0%
Small Cap Bear 2.5x Fund	0%
Small Cap Bull 2.5x Fund	0%
US Government Money Market	0%
US Short Fund	0%

ADDITIONAL INFORMATION APPLICABLE TO FOREIGN SHAREHOLDERS ONLY (Unaudited)

      The percent of ordinary income distributions designated as interest related dividends for the fiscal year ended August 31, 2006 was as follows:

10 Year Note Bear 2.5x Fund	0%
10 year Note Bull 2.5x Fund	100%
Commodity Bull 2x Fund	0%
Developed Markets Bear 2x Fund	0%
Developed Markets Bull 2x Fund	0%
Dow 30 Plus Fund	10.15%
Dynamic High Yield Bond Fund	67.95%
Emerging Markets Bear 2x Fund	0%
Emerging Markets Bull 2x Fund	2.44%
High Yield Bear Fund	0%
OTC Plus Fund	0%
Small Cap Bear 2.5x Fund	10.58%
Small Cap Bull 2.5x Fund	0%
US Government Money Market	100%
US Short Fund	0%

The percent of ordinary income distributions designated as short-term capital gain distributions for the fiscal year ended August 31, 2006 was as follows:

10 Year Note Bear 2.5x Fund	0%
10 Year Note Bull 2.5x Fund	0%
Commodity Bull 2x Fund	0%
Developed Markets Bear 2x Fund	0%
Developed Markets Bull 2x Fund	0%
Dow 30 Plus Fund	0%
Dynamic High Yield Bond Fund	0%
Emerging Markets Bear 2x Fund	0%
Emerging Markets Bull 2x Fund	0%
High Yield Bear Fund	0%
OTC Plus Fund	0%
Small Cap Bear 2.5x Fund	0%
Small Cap Bull 2.5x Fund	0%
US Government Money Market	0%
US Short Fund	0%

INVESTMENT ADVISORY AGREEMENT APPROVAL (UNAUDITED)

Provided below is a summary of certain of the factors the Board considered at the August 22, 2006 Board meeting in approving the Advisory Agreement (the “Agreement”) between Rafferty Asset Management (“Rafferty”) and the Direxion Funds (the “Trust”), on behalf of the Small Cap Bull 2.5X Fund, Small Cap Bear 2.5X Fund, Commodity Bull 2X Fund, 10 Year Note Bull 2.5X Fund, 10 Year Note Bear 2.5X Fund, Dollar Bear 2.5X Fund, Dynamic HY Bond Fund, HY Bear Fund, U.S./ Short Fund, OTC Plus Fund and Dow 30 Plus Fund (each a “Fund” and collectively, the “Funds”), each a series of the Trust.

The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight to the various factors.

In determining whether to approve the continuance of the Agreement, the Board considered the best interests of each Fund separately. In addition, while the Agreement for all of the Funds were considered at the same Board meeting, the Board considered each Fund’s investment advisory relationship separately. In each instance, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of each Fund; (3) the cost to Rafferty for providing services and the profitability of the advisory business to Rafferty to the extent such information was provided; (4) the extent to which economies of scale have been taken into account in setting the fee schedule; (5) whether fee levels reflect these economies of scale for the benefit of Fund investors; and (6) other benefits derived or anticipated to be derived by Rafferty from its relationship with the Funds.

Nature, Extent and Quality of Services Provided. The Board reviewed the nature, extent and quality of the services provided under the Agreement by Rafferty. The Board noted that Rafferty has provided services to the Funds since their inception and has significant investment experience. The Board also noted that Rafferty attempts to trade efficiently with low commission schedules, which helps improve performance results. The Board considered Rafferty’s representation that it has the financial resources and appropriate staffing to manage the Funds, noting that Rafferty hired an additional portfolio manager in mid-2006. The Board also considered Rafferty’s ability to adopt and implement compliance and control functions for the Funds and noted that information concerning portfolio management and a report from the chief compliance officer are provided on a periodic basis to the Board. The Board also considered Rafferty’s ability to increase assets of the Trust complex and offer additional investment options to shareholders through the creation of new funds and Rafferty’s efforts to promote the Funds and increase assets. In this regard, the Board noted Rafferty’s positioning of the Funds in the marketplace compared to their competitors. The Board also considered that Rafferty oversees all aspects of the operation of the Funds.

Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services provided by Rafferty to the Funds under the Agreement were fair and reasonable.

Performance of the Funds. The Board evaluated the performance of the Funds relative to two performance models and relevant market indices for periods ending July 31, 2006. The Board also considered the performance of some Funds to their peer funds. The Board evaluated the performance of the subadvised Funds to market indices for periods ending July 31, 2006. The Board also considered the performance reports and discussions with management at Board meetings throughout the year. The Board did not consider the performance of the Dollar Bear 2.5X Fund since it only recently began operations.

With respect to the Small Cap Bull 2.5X Fund, the Board considered that the Fund underperformed a market index for all relevant annual, underperformed one of the performance models for the year-to-date period and outperformed another model for the year-to-date period. With respect to the Small Cap Bear 2.5X Fund, the Board considered that the Fund underperformed a market index for all relevant periods, underperformed one of the performance models for the year-to-date period and outperformed another model for the year-to-date period. The Board also noted that recent monthly performance of the Bear Fund outperformed a market index.

With respect to the Commodity Bull 2X Fund, the Board considered that the Fund underperformed a market index for all relevant periods. The Board also considered that the Fund nearly matched the performance of a peer fund for all relevant periods.

With respect to the 10 Year Note Bull 2.5X Fund, the Board considered that the Fund underperformed a market index for all relevant periods but outperformed the performance models for the year-to-date period. The Board also noted that the recent monthly performance outperformed a market index. With respect to the 10 Year Note Bear 2.5X Fund, the Board considered that the Fund outperformed a market index for all relevant periods except recent monthly periods and the since inception period but underperformed the performance models for the year-to-date period.

With respect to the Dynamic HY Bond Fund, the Board considered that the Fund outperformed a market index for all relevant periods except recent monthly periods and the since inception period. With respect to the HY Bear Fund, the Board considered that the Fund underperformed a market index except for the 3 month period. The Board also noted that Rafferty began directly managing each of these Fund’s assets on July 1, 2006.

With respect to the U.S./ Short Fund, the Board considered that the Fund underperformed a market index for all relevant periods except recent monthly periods. The Board also considered that the Fund outperformed one of the performance models and underperformed the other model for the year-to-date period.

With respect to the OTC Plus Fund, the Board considered that the Fund underperformed a market index for all relevant periods. The Board also considered that the Fund slightly outperformed one of the performance models and slightly underperformed the other model for the year-to-date period.

With respect to the Dow 30 Plus Fund, the Board considered that the Fund underperformed a market index for all relevant periods. The Board also considered that the Fund underperformed the performance models for the year-to-date period.

In considering the performance of the Funds that underperformed their respective market indices, the Board considered Rafferty’s explanation regarding its performance models and the effects of high portfolio turnover and transaction costs on the performance of the Funds. The Board also considered that Rafferty manages each Fund to track the movements of its market index on a daily basis, and that a Fund’s performance over longer periods of time usually does not correlate with its market index.

Costs of Services Provided to the Funds and Profits Realized. The Board considered the overall fees paid to Rafferty on an annual basis since each Fund’s commencement of operations, including any fee waivers and recoupment of fees previously waived. The Board also considered advisory fees charged by, and total expense ratios of, comparable fund groups. In this regard, management advised the Board that the advisory fees for each of the Funds is similar to and, in some cases lower than, the advisory fees for the comparable fund groups. The Board also noted that management proposed to reduce the advisory fees for the HY Bear Fund and U.S./ Short Fund to be consistent with other similar funds. The Board considered that the total expense ratio for each Fund is slightly higher than the comparable funds. However, Rafferty indicated that the comparable fund groups have higher asset levels, which account for the lower total expenses. The Board also considered that Rafferty voluntarily agreed to limit each Fund’s total expenses for its 2007 fiscal year. In considering the profitability of Rafferty, the Board considered the overall profitability of Rafferty’s investment business and its representation that it does not assess profitability with respect to its services to individual Funds. The Board also recognized that Rafferty continues to waive fees and/or reimburse expenses as discussed above.

Based on these consideration, the Board determined that, in the exercise of its business judgment, the costs of the services provided and the profits realized under the Agreement were fair and reasonable.

Economies of Scale. The Board considered Rafferty’s representation that it believes that asset levels at this time are not sufficient to warrant a reduction in fee rates or the addition of breakpoints. However, Rafferty noted that it has enhanced its sales and marketing efforts in an attempt to increase assets in the Funds. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the reduction in fee rates or additions of breakpoints were not necessary at this time.

Other Benefits. The Board considered Rafferty’s representation that its relationship with the Funds has permitted Rafferty to attract business to its other client accounts. The Board also considered that Rafferty’s overall business with brokerage firms due to both the Funds and other client accounts help lower commission rates and provide better execution for Fund portfolio transactions. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the benefits to Rafferty were fair and reasonable.

Conclusion. Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreement for the Funds were fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the continuance of the Agreement.

DIREXION FUNDS

TRUSTEES AND OFFICERS
(UNAUDITED)

The business affairs of each Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds’ Trustee and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees

				# of Portfolios
				in Direxion
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s) During	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	Past Five Years	Trustee(3)	by Trustee

Lawrence C. Rafferty (1) Age: 64	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995- present.	99	None

Jay F. Higgins(1) Age: 61	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Chairman, Bengal Partners, LLC, 1998-present (NASD Broker- Dealer).	99	Dwango North America Corp. (radio, telephone communications )

Non-Interested Trustees

				# of Portfolios
				in Direxion
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s) During	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	Past Five Years	Trustee(3)	by Trustee

Daniel J. Byrne Age: 62	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Inc., 1992-present; Trustee, The Opening Word Program, Wyandanch, New York.	99	None

Kevin G. Boyle(2) Age: 65	Trustee	Lifetime of Trust until removal or resignation; Since 2002	President, Kevin G. Boyle Securities, Inc., 1981-present.	99	None

Gerald E. Shanley III Age: 63	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985- present; Trustee of Estate of Charles S. Payson, 1987-present.	99	None

1

DIREXION FUNDS

TRUSTEES AND OFFICERS
(UNAUDITED)

Officers

# of Portfolios
in Direxion
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(3)	by Trustee

Ron Fernandes Age: 48	Chief Executive Officer	One Year; Since 2006	President, SunLife Distributors, Inc. and Executive Vice President, SunLife Retirement Products and Services, 1999-2002; Vice Chairman, Wheat Benefit Services and Senior Managing Director Retirement Services, Wheat First Union Securities, 1995-1999.	N/A	None

Daniel D. O’Neill Age: 38	President;	One Year; Since 1999	Managing Director of Rafferty, 1999- present.	N/A	None
	Chief Operating Officer and Chief Investment Officer	One Year; Since 2006

William Franca Age: 49	Executive Vice President – Head of Distribution	One Year; Since 2006	Senior Vice President–National Sales, Massachusetts Financial Services/SunLife Financial Distributors, 2002-2004; Executive Vice President, Distribution, SunLife, 2001-2002.	N/A	None

Timothy P. Hagan Age: 64	Chief Compliance Officer;	One Year; Since 2004	Vice President of Rafferty, 1997- present.	N/A	None
	Chief Financial Officer	One Year; Since 2004; From 1997-2001

Stephen P. Sprague Age: 57	Treasurer and Controller	One Year; Since 1999	Chief Financial Officer of Rafferty for the past 5 years.	N/A	None

Eric W. Falkeis 615 East Michigan Street Milwaukee, WI 53202 Age: 33	Secretary	One Year; Since 2004	Vice President, U.S. Bancorp Fund Services LLC, 1997-present.	N/A	None

(1)	Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and Mr. Higgins owns a beneficial interest in Rafferty.

(2)	Mr. Boyle was an Interested Trustee from May to September 2004 due to his daughter being employed by Rafferty Capital Markets, LLC during that time period.

(3)	The “Fund Complex” consists of the Direxion Funds which currently offers for sale to the public 34 portfolios of the 54 currently registered with the SEC and the Direxion Insurance Trust which currently offers for sale 3 portfolios of the 45 currently registered with the SEC.

 The address for all the trustees and officers except Eric W. Falkeis is 33 Whitehall St., New York, NY 10004.

2

Investment Advisor

Rafferty Asset Management, LLC
33 Whitehall Street, 10th Floor
New York, NY 10004

Administrator, Transfer Agent, Dividend

Paying Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian

U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

Independent Registered Public Accounting Firm

Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606

Distributor

Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 (starting with the year ending June 30, 2005) are available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Funds, with the exception of the U.S. Government Money Market Fund, file complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

ANNUAL

REPORT

August 31, 2006

33 Whitehall Street, 10th Floor

New York, NY 10004

(800) 851-0511

Letter to Shareholders
Dear Shareholders,
The second Annual Report for the Spectrum Funds covers the period from September 1, 2005 through August 31, 2006. This second Annual Report concludes the first full fiscal year for each of the Spectrum Global Perspective Fund (the “Global Fund”) and the Spectrum Equity Opportunity Fund (the “Equity Fund”) and the second full fiscal year for the Spectrum High Yield Plus Fund (the “HY Fund”). Hundredfold Advisors, LLC (Sub-advisor), which serves as the sub-advisor to the Spectrum Funds, has been pleased with the performance of the Funds.
Volatility returned to the markets in 2005. For the year, the S&P 500, Nasdaq 100 and Russell 2000 gained 8.88%, 0.31% and 9.45%, respectively. However, all three indexes had substantial greater returns before selling off significantly in May and June and then recovering some of their losses in July and August. The performance of international equities was similar but more pronounced, with the MSCI Emerging Market Index gaining over 40% through mid-May, declining sharply in May and June to a fiscal year gain of under 10% and then gaining again in July and August to end the year with a total return in excess of 25%. The summer selling can be attributed to many factors including political unrest in Israel, Lebanon and Iraq, inflation fears fueled by $75 oil and concern over whether the Federal Reserve would continue raising rates. On the fixed income front, the Federal Reserve raised short-term interest rates seven times during the fiscal year, from 3.50% to 5.25% and the Lehman Aggregate Bond Index provided a lackluster return of just over 1%. However, the Federal Reserve paused at its August meeting, which caused equity and fixed-income markets to rally.
The HY Fund, which struggled somewhat during its first fiscal year due to a sell-off in the high yield market, provided markedly improved performance during the recently ended fiscal year. The high yield market rallied a bit as the market sensed that the Federal Reserve would end the series of seventeen 0.25% rate increases it had begun in June of 2004. The sub-advisor for the HY Fund, continued to evaluate the strategy and portfolio components for the HY Fund. The HY Fund provided a total return of 4.53% for the fiscal year compared to a gain for the S&P 500 of 8.88%.
The Global Fund had an excellent fiscal year as it benefited from positive trends in international equities, especially those in emerging markets. The sub-advisor repositions the Global Fund’s portfolio in an attempt to strike a balance between the inherent volatility and risk of the global and emerging markets and the safety of cash equivalents in market downturns. In May, emerging markets had their worst decline since a decline of over 49% in 2000 through 2001. The Global Fund returned some of the gains it had generated earlier in the period. Nevertheless, the Global Fund provided a total return of 20.43% for the fiscal year and has returned 39.07% since its inception compared to 8.88% and 20.39%, for the S&P 500 respectively, for those same periods.

The Equity Fund performed well during the bulk of the fiscal year, gaining almost 13% through early May and besting the S&P 500. However, the Equity Fund declined significantly from that point through the end of the fiscal year and underperformed the S&P 500. The underperformance was due in part to the Fund’s exposure to small cap equities and the technology sector, both of which underperformed during the summer months. The Equity Fund’s holdings have been revised as a response to the manager’s belief that money is moving out of small caps and into large caps. The Equity Fund provided a total return for the fiscal year of 3.85% compared to a total return for the S&P 500 of 8.88%.
We thank you for investing with us and look forward to our mutual success.
Sincerely,

Daniel O’Neill Chief Investment Officer Direxion Funds	Ralph Doudera Hundredfold Advisors, LLC
The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511.
An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. Investors considering an investment may obtain a prospectus by calling 1-800-851-0511. Investors should read the prospectus carefully for more complete information, including charges, expenses, and additional risks, before investing or sending money.

Spectrum High Yield Plus Fund

	Average Annual
	Total Return[2]

		Since
	1 Year	Inception

Spectrum High Yield Plus Fund	4.53%	2.75%
Lehman Aggregate Bond Index	1.71%	2.91%
Lipper High Yield Bond Index	4.89%	6.96%
This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the Lehman Aggregate Bond Index Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.
The performance data shown represents past performance and does not guarantee future results.

[1]	Commencement of operations.

[2]	As of August 31, 2006.

1

Spectrum Global Perspective Fund

	Average Annual
	Total Return[2]

		Since
	1 Year	Inception

Spectrum Global Perspective Fund	20.43%	20.42%
S&P 500 Index	8.88%	11.11%
This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.
The performance data shown represents past performance and does not guarantee future results.

[1]	Commencement of operations.

[2]	As of August 31, 2006.

2

Spectrum Equity Opportunity Fund

	Average Annual
	Total Return[2]

		Since
	1 Year	Inception

Spectrum Equity Opportunity Fund	3.85%	6.84%
S&P 500 Index	8.88%	10.20%
This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.
The performance data shown represents past performance and does not guarantee future results.

[1]	Commencement of operations.

[2]	As of August 31, 2006.

3

Expense Example
August 31, 2006 (Unaudited)
As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held of the entire period (September 1, 2005 – August 31, 2006).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Example Tables

	Spectrum High Yield Plus Fund (Unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2006 –
	March 1, 2006	August 31, 2006	August 31, 2006*

Actual	$1,000.00	$1,015.60	$13.77
Hypothetical (5% return before expenses)	1,000.00	1,011.54	13.74

*	Expenses are equal to the Fund’s annualized expense ratio of 2.71%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Spectrum Global Perspective Fund (Unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2006 –
	March 1, 2006	August 31, 2006	August 31, 2006*

Actual	$1,000.00	$1,051.90	$11.53
Hypothetical (5% return before expenses)	1,000.00	1,013.96	11.32

*	Expenses are equal to the Fund’s annualized expense ratio of 2.23%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Spectrum Equity Opportunity Fund (Unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2006 –
	March 1, 2006	August 31, 2006	August 31, 2006*

Actual	$1,000.00	$972.80	$11.64
Hypothetical (5% return before expenses)	1,000.00	1,013.41	11.88

*	Expenses are equal to the Fund’s annualized expense ratio of 2.34%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

5

Spectrum High Yield Plus Fund
Allocation of Fund Holdings (Unaudited)
August 31, 2006
Spectrum Global Perspective Fund
Allocation of Fund Holdings (Unaudited)
August 31, 2006
The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.
**	These are investment companies that primarily invest in this category of securities.

6

Spectrum Equity Opportunity Fund
Allocation of Fund Holdings (Unaudited)
August 31, 2006
The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

**	These are investment companies that primarily invest in this category of securities.

7

Spectrum High Yield Plus Fund
Schedule of Investments
August 31, 2006

Shares		Value

COMMON STOCKS - 9.7%
Beverages - 0.4%
1,256	Pepsi Bottling Group, Inc.	$43,973
669	PepsiCo, Inc.	43,672

		87,645

Chemicals - 0.2%
946	Monsanto Co.	44,878

Commercial Banks - 2.6%
1,743	Bank of America Corp.	89,712
1,847	The Colonial BancGroup Inc.	45,233
1,547	Compass Bancshares, Inc.	89,726
1,281	KeyCorp	47,128
1,326	National City Corp.	45,853
1,267	PNC Financial Services Group	89,691
1,323	US Bancorp	42,429
2,579	Wells Fargo & Co.	89,620
1,341	Whitney Holding Corp.	47,163

		586,555

Electric Utilities - 0.8%
1,344	Alliant Energy Corp.	49,177
759	FirstEnergy Corp.	43,309
1,343	OGE Energy Corp.	50,013
1,220	PPL Corp.	42,663

		185,162

Financial Services - 0.2%
986	Citigroup, Inc.	48,659

Food Products - 0.4%
1,110	Campbell Soup Co.	41,703
797	General Mills, Inc.	43,221

		84,924

Health Care Providers & Services - 0.6%
634	Laboratory Corp of America Holdings*	43,378
820	Manor Care, Inc.	42,804
681	Quest Diagnostics	43,775

		129,957

Insurance - 0.4%
823	Lincoln National Corp.	49,956
800	Loews Corp. – Carolina Group	45,808

		95,764

Liquefied Petroleum Gas (bottled Gas) Dealers - 0.2%
1,058	Energy Transfer Partners LP	50,435

Machinery - 0.4%
1,602	Paccar, Inc.	87,581

Multiline Retail - 0.3%
1,272	Dillard’s Inc. - Class A	39,661
636	J.C. Penney Co., Inc.	40,093

		79,754

Multi-Utilities - 0.2%
1,428	Duke Energy Corp New	42,840

Oil & Gas - 0.2%
545	Marathon Oil Corp.	45,507

Pharmaceuticals - 0.2%
1,036	Merck & Co., Inc.	42,010

Real Estate - 0.4%
418	AvalonBay Communities, Inc.	50,578
828	Home Properties, Inc.	47,097

		97,675

Real Estate Investment Trusts - 0.4%
938	Archstone-Smith Trust	49,883
407	Essex Property Trust, Inc.	51,066

		100,949

Retail - Discount - 0.2%
2,420	Big Lots, Inc.*	44,407

Retail - Drugstores - 0.2%
1,239	CVS Corp.	41,568

Specialty Retail - 0.2%
973	Officemax Inc Del	40,409

Telecommunication Services - 0.4%
1,415	AT&T, Inc.	44,049
1,212	BellSouth Corp.	49,353

		93,402

Thrifts & Mortgage Finance - 0.2%
1,310	People’s Bank/Bridgeport CT	47,357

See notes to the financial statements.

8

Spectrum High Yield Plus Fund
Schedule of Investments (continued)
August 31, 2006

Shares		Value

Tobacco - 0.6%
527	Altria Group, Inc.	$44,020
750	Reynolds American, Inc.	48,803
836	UST, Inc.	44,191

		137,014

	TOTAL COMMON STOCKS (Cost $2,209,971)	$2,214,452

Face
Amount		Value

CORPORATE BONDS - 22.3%
Grantor Trust - 22.1%
$5,000,000	Dow Jones CDX High Yield Note, 2006-1 8.625%, 06/29/2011 (Acquired 06/29/2006 & 07/19/2006, Cost $4,891,765)(1)	$5,009,375

Household Products - 0.2%
60,000	Spectrum Brands, Inc. 7.375%, 02/01/2015	46,800

	TOTAL CORPORATE BONDS (Cost $4,952,831)	$5,056,175

Shares		Value

SHORT TERM INVESTMENTS - 61.4%
MONEY MARKETS - 2.0%
453,736	Fidelity Institutional Money Market Portfolio (Cost $453,736)	$453,736

Face
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - 59.4%
$13,501,000	Federal Home Loan Bank Discount Note, 5.083%,09/01/2006 (Cost $13,501,000)	$13,501,000

	TOTAL SHORT TERM INVESTMENTS (Cost $13,954,736)	$13,954,736

	TOTAL INVESTMENTS - 93.4% (Cost $21,117,538)	$21,225,363

	Other Assets in Excess of Liabilities - 6.6%	1,499,263

	TOTAL NET ASSETS - 100.0%	$22,724,626

Percentages are calculated as a percent of net assets.

*	Non Income Producing
(1)	144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1993, as amended. These securities are generally issued to qualified institutional buyers (“QIB”), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At August 31, 2006, the market value of 144A securities was $5,009,375 or 22.1% of net assets.
See notes to the financial statements.

9

Spectrum High Yield Plus Fund
Schedule of Investments (continued)
August 31, 2006
Spectrum High Yield Plus Fund
Schedule of Futures Contracts Purchased
August 31, 2006

		Unrealized
Contracts		Appreciation

FUTURES CONTRACTS PURCHASED
104	US 10 Year Note Futures Contracts Expiring December 2006 (Underlying Face Amount at Market Value $11,162,125)	$36,096

See notes to the financial statements.

10

Spectrum High Yield Plus Fund
Schedule of Credit Default Swap
August 31, 2006

		Buy/Sell	Pay/Receive	Notional	Expiration	Unrealized
Counterparty	Reference Entity	Protection	Fixed Rate	Amount	Date	Appreciation

Goldman Sachs & Co.	Dow Jones CDX North American High Yield 100 6th Index Effective: 3128106	Sell	3.45%	$11,200,000	6/20/2011	$136,622
Bear Stearns & Co., Inc.	Dow Jones CDX North American High Yield 100 6th Index Effective: 3128106	Sell	3.45%	5,000,000	6/20/2011	62,650

				$16,200,000		$199,272

See notes to the financial statements.

11

Spectrum Global Perspective Fund
Schedule of Investments
August 31, 2006

Shares		Value

INVESTMENT COMPANIES - 97.9%
507,600	iShares MSCI EAFE Index Fund	$34,349,292
805,800	iShares MSCI Emerging Markets Index Fund	78,662,196

	TOTAL INVESTMENT COMPANIES (Cost $109,209,605)	$113,011,488

SHORT TERM INVESTMENTS - 13.6%
MONEY MARKETS - 0.6%
635,924	Fidelity Institutional Money Market Portfolio	$635,924

	TOTAL MONEY MARKET FUND (Cost $635,924)	$635,924

Face
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.0%
$15,002,000	Federal Home Loan Bank Discount Note, 5.083%, 09/01/2006	$15,002,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $15,002,000)	$15,002,000

	TOTAL SHORT TERM INVESTMENTS (Cost $15,637,924)	$15,637,924

	TOTAL INVESTMENTS - 111.5%
	(Cost $124,847,529)	$128,649,412
	Liabilities in Excess of Other Assets - (11.5)%	(13,229,314)

	TOTAL NET ASSETS - 100.0%	$115,420,098

Percentages are calculated as a percent of net assets.
See notes to the financial statements.

12

Spectrum Global Perspective Fund
Schedule of Equity Swap Contracts
August 31, 2006

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	iShares MSCI Emerging Market Fund	34,500	$3,374,790	8/16/2007	$(11,731)
Goldman Sachs & Co.	iShares MSCI EAFE Index Fund	203,600	13,802,024	8/31/2007	(26,602)

			$17,176,814		$(38,333)

See notes to the financial statements.

13

Spectrum Equity Opportunity Fund
Schedule of Investments
August 31, 2006

Shares		Value

COMMON STOCKS - 14.8%
Beverages - 0.4%
2,774	Pepsi Bottling Group, Inc.	$97,118
1,477	PepsiCo, Inc.	96,418

		193,536

Biotechnology - 1.6%
8,139	Applera Corp - Celera Genomics Group*	113,295
1,378	Genentech, Inc.*	113,712
1,724	Gilead Sciences, Inc.*	109,302
4,418	ICOS Corp.*	108,594
10,409	Millennium Pharmaceuticals, Inc.*	113,042
3,359	Myogen, Inc.*	116,893
14,363	Qlt, Inc.*	110,739

		785,577

Capital Markets - 0.2%
2,046	SEI Investments Co.	104,428

Chemicals - 0.7%
2,507	Ecolab, Inc.	111,762
4,437	Monsanto Co.	210,491

		322,253

Commercial Banks - 1.0%
1,815	Bank of America Corp.	93,418
1,612	Compass Bancshares, Inc.	93,496
1,318	PNC Financial Services Group	93,301
2,922	US Bancorp	93,709
2,685	Wells Fargo & Co.	93,304

		467,228

Communications Equipment - 0.6%
2,055	F5 Networks, Inc.*	102,935
2,727	QUALCOMM, Inc.	102,726
10,023	Tellabs, Inc.*	102,134

		307,795

Computers & Peripherals - 0.9%
2,576	Avid Technology, Inc.*	102,602
3,125	Hewlett-Packard Co.	114,250
5,634	QLogic Corp.*	103,553
1,823	SanDisk Corp.*	107,411

		427,816

Electric Utilities - 0.6%
1,675	FirstEnergy Corp.	95,575
2,925	Idacorp, Inc.	112,379
2,696	PPL Corp.	94,279

		302,233

Electronic Equipment & Instruments - 0.9%
4,747	Global Imaging Systems, Inc.*	104,102
7,555	Tektronix, Inc.	214,108
4,224	Veeco Instruments, Inc.*	103,319

		421,529

Food Products - 0.4%
2,450	Campbell Soup Co.	92,046
1,761	General Mills, Inc.	95,499

		187,545

Health Care Providers & Services - 0.8%
1,399	Laboratory Corp of America Holdings*	95,720
1,811	Manor Care, Inc.	94,534
3,232	Quest Diagnostics	207,753

		398,007

Internet & Catalog Retail - 0.2%
4,289	eBay, Inc.*	119,491

Internet Software & Services - 0.7%
5,561	Akamai Technologies, Inc.*	217,991
2,329	Digital River, Inc.*	113,050

		331,041

IT Services - 0.4%
1,474	Cognizant Technology Solutions Corp.*	103,048
3,866	Forrester Research, Inc.*	114,124

		217,172

Life Sciences Tools & Services - 0.2%
6,300	Pharmanet Development Group, Inc.*	123,291

Machinery - 0.2%
1,671	Paccar, Inc.	91,354

Medical Instruments - 0.2%
3,862	MedImmune, Inc.*	106,746

See notes to the financial statements.

14

Spectrum Equity Opportunity Fund
Schedule of Investments (continued)
August 31, 2006

Shares		Value

Multiline Retail - 0.4%
2,808	Dillard’s Inc. - Class A	$87,554
1,403	J.C. Penney Co., Inc.	88,445

		175,999

Multi-Utilities - 0.2%
3,152	Duke Energy Corp New	94,560

Pharmaceuticals - 0.6%
2,243	Abbott Laboratories	109,234
1,683	Genzyme Corp.*	111,465
2,288	Merck & Co., Inc.	92,779

		313,478

Retail - Discount - 0.2%
5,346	Big Lots, Inc.*	98,099

Retail - Drugstores - 0.2%
2,734	CVS Corp.	91,726

Semiconductor & Semiconductor Equipment - 1.3%
3,557	Broadcom Corp.*	104,718
2,381	KLA-Tencor Corp.	104,550
8,216	Sigma Designs, Inc.*	114,778
7,453	Teradyne, Inc.*	104,640
4,980	Trident Microsystems, Inc.*	102,737
4,491	Xilinx, Inc.	102,709

		634,132

Software - 1.1%
3,113	Autodesk, Inc.*	108,208
6,956	Mentor Graphics Corp.*	100,862
3,519	Open Solutions, Inc.*	103,951
7,134	Oracle Corp.*	111,647
4,175	Red Hat, Inc.*	97,027

		521,695

Specialty Retail - 0.2%
2,148	Officemax Inc Del	89,206

Telecommunication Services - 0.2%
3,122	AT&T, Inc.	97,188

Tobacco - 0.4%
1,165	Altria Group, Inc.	97,312
1,846	UST, Inc.	97,580

		194,892

	TOTAL COMMON STOCKS (Cost $7,176,553)	$7,218,017

INVESTMENT COMPANIES - 83.9%
103,500	iShares MSCI Emerging Markets Index Fund	$10,103,670
155,500	iShares Russell 2000 Index Fund	11,141,575
254,200	Nasdaq-100 Index Tracking Stock	9,880,754
32,000	Pharmaceutical Holders Trust	2,440,320
171,700	Rydex S&P Equal Weight ETF	7,465,516

	TOTAL INVESTMENT COMPANIES (Cost $40,213,099)	$41,031,835

See notes to the financial statements.

15

Spectrum Equity Opportunity Fund
Schedule of Investments (continued)
August 31, 2006

Face
Amount		Value

SHORT TERM INVESTMENTS - 21.0%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 20.5%
$10,001,000	Federal Home Loan Bank Discount Notes, 5.083%, 09/01/2006	$10,001,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $10,001,000)	$10,001,000

Shares		Value

MONEY MARKET FUND - 0.5%
255,920	Fidelity Institutional Money Market Portfolio (Cost $255,920)	$255,920

	TOTAL SHORT TERM INVESTMENTS (Cost $10,256,920)	$10,256,920

	TOTAL INVESTMENTS - 119.7% (Cost $57,646,572)	$58,506,772

	Liabilities in Excess of Other Assets - (19.7)%	(9,631,875)

	TOTAL NET ASSETS - 100.0%	$48,874,897

Percentages are stated as a percent of net assets.
* Non-income producing security.
See notes to the financial statements.

16

Spectrum Equity Opportunity Fund
Schedule of Equity Swap Contracts
August 31, 2006

		# of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	iShares MSCI Emerging Market Index Fund	19,000	$1,858,580	8/23/2007	$(6,808)
Goldman Sachs & Co.	iShares Russell 2000 Index Fund	54,400	3,903,283	8/31/2007	(6,144)

			$5,761,863		$(12,952)

See notes to the financial statements.

17

Statements of Assets and Liabilities
August 31, 2006

	Spectrum High	Spectrum Global	Spectrum Equity
	Yield Plus Fund	Perspective Fund	Opportunity Fund

Assets:
Investments, at market value (Note 2)	$21,225,363	$128,649,412	$58,506,772
Cash	38	—	5,288
Receivable for Fund shares sold	—	1,916	—
Receivable for investments sold	—	—	59,292
Variation margin receivable	19,501	—	—
Unrealized appreciation on swaps (net of up-front fees of $3,672 for the Spectrum High Yield Plus Fund)	202,944	—	—
Due from Broker for Swaps	26,544	—	—
Deposit at broker for futures	62,400	—	—
Deposit at broker for swaps	1,140,000	1,790,000	580,000
Dividends and interest receivable	96,675	7,586	25,876
Other assets	16,978	8,590	7,330

Total Assets	22,790,443	130,457,504	59,184,558

Liabilities:
Payable for Investments Purchased	—	14,763,975	10,189,623
Payable for Fund shares redeemed	—	—	1,916
Accrued advisory fees	9,786	96,153	22,692
Net unrealized depreciation on swaps	—	38,333	12,952
Accrued distribution expenses	15,597	89,411	41,859
Accrued expenses and other liabilities	40,434	49,534	40,619

Total Liabilities	65,817	15,037,406	10,309,661

Net Assets	$22,724,626	$115,420,098	$48,874,897

Net Assets Consist Of:
Capital stock	$23,648,133	$100,390,547	$47,476,107
Accumulated undistributed net investment income (loss)	19,610	1,044,045	585,000
Accumulated undistributed net realized gain (loss)	(1,286,310)	10,221,956	(33,458)
Net unrealized appreciation (depreciation) on investments	343,193	3,763,550	847,248

Total Net Assets	$22,724,626	$115,420,098	$48,874,897

Calculation of Net Asset Value Per Share - Service Class:
Net assets	$22,724,626	$115,420,098	$48,874,897
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,162,823	4,450,509	2,280,554
Net Asset Value, Redemption Price and Offering Price Per Share	$19.54	$25.93	$21.43

Cost of Investments	$21,117,538	$124,847,529	$57,646,572

See notes to the financial statements.

18

Statements of Operations
Year Ended August 31, 2006

	Spectrum High	Spectrum Global	Spectrum Equity
	Yield Plus Fund	Perspective Fund	Opportunity Fund

Investment income:
Dividend income (net of foreign withholding tax of $546, $38, and $50, respectively)	$103,720	$900,938	$312,124
Interest income	1,052,500	1,583,181	942,427

Total investment income	1,156,220	2,484,119	1,254,551

Expenses:
Investment advisory fees	226,104	998,710	509,231
Distribution expenses	226,104	998,710	509,231
Administration fees	17,797	22,521	19,239
Shareholder servicing fees	15,692	51,628	29,147
Fund accounting fees	26,225	31,339	27,761
Custody fees	6,386	35,199	14,994
Federal and state registration	9,574	10,478	9,465
Professional fees	28,548	45,394	31,057
Reports to shareholders	10,635	14,974	15,016
Directors’ fees and expenses	2,795	10,751	6,132
Other	4,503	12,289	6,747

Total expenses	574,363	2,231,993	1,178,020

Net investment income (loss)	581,857	252,126	76,531

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	249,042	15,904,134	1,376,905
Futures	(16,587)	—	—
Forward Contracts	—	(782,702)	—
Swap	372,819	1,519,925	535,642

	605,274	16,641,357	1,912,547

Change in unrealized appreciation (depreciation) on:
Investments	(20,694)	98,624	(309,058)
Futures	36,096	—	—
Forward Foreign Currency Contracts	—	54,690	—
Swaps	(301,043)	(38,333)	(23,349)

	(285,641)	114,981	(332,407)

Net realized and unrealized gain (loss) on investments	319,633	16,756,338	1,580,140

Net increase (decrease) in net assets resulting from operations	$901,490	$17,008,464	$1,656,671

See notes to the financial statements.

19

Statements of Changes in Net Assets
August 31, 2006

	Spectrum High		Spectrum Global
	Yield Plus Fund		Perspective Fund

	Year Ended	September 1, 2004[1]	Year Ended	September 27, 2004[1]
	August 31, 2006	to August 31, 2005	August 31, 2006	to August 31, 2005

Operations:
Net investment income (loss)	$581,857	$1,076,752	$252,126	$(76,782)
Net realized gain (loss) on investments	605,274	(1,375,021)	16,641,357	2,385,785
Change in unrealized appreciation (depreciation) on investments	(285,641)	628,834	114,981	3,648,569

Net increase (decrease) in net assets resulting from operations	901,490	330,565	17,008,464	5,957,572

Distributions to shareholders - Service Class:
Net investment income	(1,473,044)	(682,519)	—	(477,865)
Net realized gains	—	—	(7,374,075)	(84,545)

Total distributions	(1,473,044)	(682,519)	(7,374,075)	(562,410)

Capital share transactions - Service Class:
Proceeds from shares sold	6,776,893	73,198,256	41,915,473	72,730,469
Proceeds from shares issued to holders in reinvestment of dividends	1,467,628	679,257	7,363,474	558,881
Cost of shares redeemed	(18,362,708)	(40,111,192)	(14,578,175)	(7,599,575)

Net increase (decrease) in net assets resulting from capital share transactions	(10,118,187)	33,766,321	34,700,772	65,689,775

Total increase (decrease) in net assets	(10,689,741)	33,414,367	44,335,161	71,084,937

Net assets:
Beginning of period	33,414,367	—	71,084,937	—

End of period	$22,724,626	$33,414,367	$115,420,098	$71,084,937

Undistributed net investment income (loss), end of period	$19,610	$540,500	$1,044,045	$54,690

1 Commencement of operations.
See notes to the financial statements.

20

Statement of Changes in Net Assets
August 31, 2006

	Spectrum Equity
	Opportunity Fund

	Year Ended	October 11, 2004[1]
	August 31, 2006	to August 31, 2005

Operations:
Net investment income (loss)	$76,531	$(281,205)
Net realized gain (loss) on investments	1,912,547	1,599,791
Change in unrealized appreciation (depreciation) on investments	(332,407)	1,179,655

Net increase (decrease) in net assets resulting from operations	1,656,671	2,498,241

Distributions to shareholders - Service Class:
Net investment income	—	—
Net realized gains	(2,756,122)	—

Total distributions	(2,756,122)	—

Capital share transactions - Service Class:
Proceeds from shares sold	16,813,129	51,447,447
Proceeds from shares issued to holders in reinvestment of dividends	2,682,363	—
Cost of shares redeemed	(15,209,940)	(8,256,892)

Net increase (decrease) in net assets resulting from capital share transactions	4,285,552	43,190,555

Total increase (decrease) in net assets	3,186,101	45,688,796

Net assets:
Beginning of period	45,688,796	—

End of period	$48,874,897	$45,688,796

Undistributed net investment income (loss), end of period	$585,000	$(10,396)

1 Commencement of operations.
See notes to the financial statements.

21

Financial Highlights

	Spectrum High
	Yield Plus Fund

	Service Class

	Year Ended	September 1, 2004[1]
	August 31, 2006	to August 31, 2005

Per share data:
Net asset value, beginning of period	$19.96	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.50	0.48
Net realized and unrealized gain (loss) on investments	0.34	(0.26)

Total from investment operations	0.84	0.22

Less distributions:
Dividends from net investment income	(1.26)	(0.26)
Distributions from realized gains	—	—

Total distributions	(1.26)	(0.26)

Net asset value, end of period	$19.54	$19.96

Total return	4.53%	1.09%[2]
Supplemental data and ratios:
Net assets, end of period	$22,724,626	$33,414,367
Ratio of net expenses to average net assets excluding short dividends	2.54%	2.38%[3]
Ratio of net investment income (loss) to average net assets	2.57%	2.44%[3]
Portfolio turnover rate[5]	898%	759%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market position.
See notes to the financial statements.

22

Financial Highlights

	Spectrum Global
	Perspective Fund

	Service Class

	Year Ended	September 27, 2004[1]
	August 31, 2006	to August 31, 2005

Per share data:
Net asset value, beginning of period	$23.46	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.06	(0.03)[6]
Net realized and unrealized gain (loss) on investments	4.49	3.80

Total from investment operations	4.55	3.77

Less distributions:
Dividends from net investment income	—	(0.26)
Distributions from realized gains	(2.08)	(0.05)

Total distributions	(2.08)	(0.31)

Net asset value, end of period	$25.93	$23.46

Total return	20.43%	18.88%[2]
Supplemental data and ratios:
Net assets, end of period	$115,420,098	$71,084,937
Ratio of net expenses to average net assets excluding short dividends	2.23%	2.38%[3]
Ratio of net expenses to average net assets including short dividends	—	2.39%[3]
Ratio of net investment income (loss) to average net assets including short dividends	0.25%	(0.16%)[3,7]
Portfolio turnover rate[5]	1,693%	1,152%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market position.

[6]	Net Investment income (loss) before dividends on short portions for the period ended August 31, 2005 was ($0.04).

[7]	Net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the period ended August 31, 2005 was (0.15%).
See notes to the financial statements.

23

Financial Highlights

	Spectrum Equity
	Opportunity Fund

	Service Class

	Year Ended	October 11, 2004[1]
	August 31, 2006	to August 31, 2005

Per share data:
Net asset value, beginning of period	$21.85	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.03	(0.16)
Net realized and unrealized gain (loss) on investments	0.77	2.01

Total from investment operations	0.80	1.85
Less distributions:
Dividends from net investment income	—	—
Distributions from realized gains	(1.22)	—

Total distributions	(1.22)	—

Net asset value, end of period	$21.43	$21.85

Total return	3.85%	9.25%[2]
Supplemental data and ratios:
Net assets, end of period	$48,874,897	$45,688,796
Ratio of net expenses to average net assets	2.31%	2.50%[3]
Ratio of net investment income (loss) to average net assets	0.15%	(0.88%)[3]
Portfolio turnover rate[5]	2,310%	1,334%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market position.
See notes to the financial statements.

24

Spectrum High Yield Plus Fund
Spectrum Global Perspective Fund
Spectrum Equity Opportunity Fund
Notes to the Financial Statements
August 31, 2006
1. ORGANIZATION
Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 34 series of which three are included in this report, Spectrum High Yield Plus Fund, Spectrum Global Perspective Fund and Spectrum Equity Opportunity Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. The Spectrum High Yield Plus Fund commenced operations on September 1, 2004, the Spectrum Global Perspective Fund commenced operations on September 27, 2004, and the Spectrum Equity Opportunity Fund commenced operations on October 11, 2004.
The objective of the Spectrum High Yield Plus Fund is to seek income and capital appreciation on a total return basis by investing primarily in high yield fixed-income securities, either directly or indirectly through exchange-traded funds (ETFs), other investment companies and derivative instruments. The Spectrum Global Perspective Fund seeks income and capital appreciation by investing in equity securities of foreign issuers either directly or indirectly through American Depository Receipts (ADRs), ETFs, foreign currencies, other investment companies and derivative instruments. In addition, the Spectrum Global Perspective Fund may invest in baskets of foreign currencies. The Spectrum Equity Opportunity Fund seeks income and capital appreciation by investing either directly in securities of domestic and foreign issuers or indirectly through ADRs, ETFs, other investment companies and derivative instruments.

2.	SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles.
   a) Investment Valuation – Equity securities, over-the-counter (“OTC”) securities, swap agreements, options, futures and options on futures are valued at their last sales prices, or if not available, the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price (“NOCP”). Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the “amortized” cost method. Other debt securities are valued by using the closing bid and asked prices provided by the Fund’s pricing service or, if such prices are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Fund’s pricing service does not provide a valuation for such securities, the Fund’s pricing service provides a valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or the Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.
   b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receive, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

25

   c) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.
   d) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.
   e) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.
   f) Risks of Investing in Foreign Securities – The Spectrum Global Perspective and the Spectrum Equity Opportunity Funds may invest in foreign securities. Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are different than the U.S., and there may be less public information available about foreign companies.
Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.
   g) Forward Currency Contracts – The Spectrum Global Perspective and Spectrum Equity Opportunity Funds may enter into forward currency exchange contracts obligating the Funds to deliver and receive currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation and depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

26

   h) Foreign Currency Translations – The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of foreign securities from the fluctuations arising from changes in foreign market prices of securities. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.
   i) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund.)
In a “long” swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”. Swap contracts are collateralized by the securities and cash of the Fund.
Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.
The Spectrum High Yield Plus Fund enters into credit default swaps. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a referenced entity, typically corporate issues on its obligation. The stream of payments is recorded as an unrealized gain or loss until the swap is sold or expires. The Fund may use the swaps to attempt to gain exposure to debt securities without actually purchasing those securities or to hedge a position. The Fund may purchase credit protection on the referenced entity of the credit default swap (“Buy Contract”) or provide credit protection on the referenced entity of the credit default swap (“Sale Contract”). If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract (“Maximum Payout Amount”). At August 31, 2006, the Fund has Sale Credit Default Swap Contracts outstanding with Maximum Payout Amounts aggregating $16,200,000,

27

with net unrealized appreciation of $199,272 and terms of 5 years, as reflected in the schedule of investments. Maximum Payout Amounts could be offset by the subsequent sale, in any, of assets obtained via the execution of a payout event.
Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure to the Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty.
   j) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.
   k) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes.
   l) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory fees and registration costs. Expenses that are not directly attributable to a portfolio are generally allocated among the Trust’s portfolios in proportion to their respective net assets.
   m) Distributions to Shareholders – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from US generally accepted accounting principles. Distributions to shareholders are recorded on the ex-dividend date.
The tax character of distributions for the Service Class during the year ended August 31, 2006 and the period ended August 31, 2005 were as follows:

	Spectrum High		Spectrum Global		Spectrum Equity
	Yield Plus Fund		Perspective Fund		Opportunity Fund

	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended
	August 31,	August 31,	August 31,	August 31,	August 31,	August 31,
	2006	2005[1]	2006	2005[2]	2006	2005[3]

Distributions paid from:
Ordinary Income	$1,473,044	$682,519	$7,374,075	$562,410	$2,756,122	$—
Long-term capital gain	—	—	—	—	—	—

Total distributions paid	$1,473,044	$682,519	$7,374,075	$562,410	$2,756,122	$—

[1]	Commenced operations on September 1, 2004.

[2]	Commenced operations on September 27, 2004.

[3]	Commenced operations on October 11, 2004.

28

As of August 31, 2006, the components of distributable earnings on a tax basis were as follows:

	Spectrum High	Spectrum Global	Spectrum Equity
	Yield Plus Fund	Perspective Fund	Opportunity Fund

Cost basis of investments for federal income tax purposes	$21,145,630	$129,125,982	$59,615,902

Unrealized Appreciation	386,223	3,801,884	932,261
Unrealized Depreciation	(71,122)	(4,316,787)	(2,054,343)

Net unrealized appreciation/(depreciation)	315,101	(514,903)	(1,122,082)

Undistributed ordinary income/(loss)	218,882	16,453,420	2,953,355
Undistributed long-term gain/(loss)	—	96,802	29,176

Distributable earnings	218,882	16,550,222	2,982,531

Other accumulated gain/(loss)	(1,457,490)	(1,005,768)	(461,659)

Total accumulated gain/(loss)	$(923,507)	$15,029,551	$1,398,790

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales and return of capital distributions from Real Estate Investment Trusts.
   n) Use of Estimates – The preparation of financial statements in conformity with US generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
3. CAPITAL SHARE TRANSACTIONS
The capital share transactions for the periods ended August 31, 2006 and August 31, 2005 were as follows:

	Spectrum High		Spectrum Global		Spectrum Equity
	Yield Plus Fund		Perspective Fund		Opportunity Fund

	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended
	August 31,	August 31,	August 31,	August 31,	August 31,	August 31,
	2006	2005[1]	2006	2005[2]	2006	2005[3]

Service Class:
Shares Sold	347,756	3,654,617	1,683,755	3,347,607	754,008	2,485,155
Shares issued to holders in reinvestment of dividends	75,994	33,760	313,606	24,534	126,110	—
Shares redeemed	(934,948)	(2,014,356)	(576,811)	(342,182	(690,874)	(393,845)

Total increase (decrease) from capital share transactions	(511,198)	1,674,021	1,420,550	3,029,959	189,244	2,091,310

[1]	Commenced operations on September 1, 2004.

[2]	Commenced operations on September 27, 2004.

[3]	Commenced operations on October 11, 2004.

29

4. INVESTMENT TRANSACTIONS
During the period ended August 31, 2006, the aggregate purchases and sales of investments (excluding short-term investments, swaps, forward contracts and futures contracts) were:

	Spectrum High	Spectrum Global	Spectrum Equity
	Yield Plus Fund	Perspective Fund	Opportunity Fund

Purchases	$66,321,590	$1,316,977,653	$890,424,834
Sales	$62,662,180	$1,286,786,977	$883,057,049
There were no purchases or sales of long-term U.S. Government securities during the year ended August 31, 2006.
In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital and net foreign currency gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital or net foreign currency losses incurred between November 1st and the end of their fiscal year.
At August 31, 2006, the following funds deferred, on a tax basis, post-October losses of:

Spectrum High Yield Plus Fund	$45,460
Spectrum Global Perspective Fund (currency)	$435,394
Spectrum Equity Opportunity Fund	$—
At August 31, 2006, the following funds had capital loss carry forwards on a tax basis of:

Capital Loss
	Carryover	Expires

Spectrum High Yield Plus Fund	$(314,005)	8/31/2013
	(862,653)	8/31/2014
Spectrum Global Perspective Fund	—
Spectrum Equity Opportunity Fund	—
To the extent that the funds realize future net capital gains, those gains will offset by any unused capital loss carryover.
Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. US generally accepted accounting principals requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.
On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	Accumulated	Undistributed
	Net Realized	Net Investment	Paid-in
	Gain/Loss	Income/Loss	Capital

Spectrum High Yield Plus Fund	$(370,296)	$370,297	$(1)
Spectrum Global Perspective Fund	(737,229)	737,229	—
Spectrum Equity Opportunity Fund	(518,865)	518,865	—
Differences are primarily due to income tax treatment of certain security investments.

30

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rate of 1.00% of the Funds’ average daily net assets. In addition, the Adviser has entered into sub-advisory agreements relating to the Spectrum High Yield Plus Fund, the Spectrum Global Perspective Fund and the Spectrum Equity Opportunity Fund (the “Sub-Advised Funds”) whereby the sub-advisor will direct investment activities of the Sub-Advised Funds. The Adviser pays, out of the management fees it receives from the Sub-Advised Funds, a fee for these services. Additionally, the Adviser may waive additional fees it might otherwise normally charge the Funds. For the year ended August 31, 2006, the Adviser has voluntarily agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses of 2.75% of the Funds’ average daily net assets. Because this is a voluntary waiver, the Adviser may change or end the waiver at any time.
The Adviser may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the year ended August 31, 2006, the Adviser did not pay any expenses on behalf of the Funds.
The Board of Trustees has authorized the Funds’ Service Class shares to pay Rule 12b-1 fees up to 1.00% of the Service Class average daily net assets. Rafferty Capital Markets, LLC (the “Distributor”) serves as the principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. The Distributor did not retain any Rule 12b-1 fees from the Funds for the year ended August 31, 2006. The distributor is an affiliate of the Adviser.
In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.
6. NEW ACCOUNTING PRONOUNCEMENT
On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

31

Report of Independent Registered Public Accounting Firm
To the Shareholders and
Board of Trustees of Direxion Funds:
We have audited the accompanying statements of assets and liabilities of Spectrum High Yield Plus Fund, Spectrum Global Perspective Fund, and Spectrum Equity Opportunity Fund (each a series of Direxion Funds, formerly known as Potomac Funds) (the “Funds”), including the schedules of investments, as of August 31, 2006, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at August 31, 2006, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.

October 27, 2006
Chicago, Illinois

Additional Information
(Unaudited)
Qualified Dividend Income/Dividends Received Deduction
For the fiscal year ended August 31, 2006, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Spectrum High Yield Plus Fund	2.64%
Spectrum Global Perspective Fund	2.98%
Spectrum Equity Opportunity Fund	6.34%
For corporate shareholder, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2006 was as follows:

Spectrum High Yield Plus Fund	3.6%
Spectrum Global Perspective Fund	3.3%
Spectrum Equity Opportunity Fund	6.3%
Additional Information Applicable to Foreign Shareholders Only
The percent of ordinary income distributions designated as interest related dividends for the fiscal year ended August 31, 2006 was as follows:

Spectrum High Yield Plus Fund	70.45%
Spectrum Global Perspective Fund	7.67%
Spectrum Equity Opportunity Fund	11.79%
The percent of ordinary income distributions designated as short-term capital gain distributions for the fiscal year ended August 31, 2006 was as follows:

Spectrum High Yield Plus Fund	0%
Spectrum Global Perspective Fund	100%
Spectrum Equity Opportunity Fund	100%

Investment Advisory and Subadvisory Agreements Approvals
(Unaudited)
Provided below is a summary of certain of the factors the Board considered at the August 22, 2006 Board meeting in approving: (1) the Advisory Agreement between Rafferty Asset Management (“Rafferty”) and the Direxion Funds (the “Trust”), on behalf of the Spectrum High Yield Plus Fund, Spectrum Global Perspective Fund, Spectrum Equity Opportunity Fund (each, a “Fund” and collectively, the “Funds”), each a series of the Trust; and (2) the Subadvisory Agreement between Rafferty and Hundredfold Advisors, LLC (the “Subadviser” or “Hundredfold”) on behalf of the Funds.
The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and Subadvisory Agreement (collectively, the “Agreements”) and each Trustee may have afforded different weight to the various factors.
In determining whether to approve the continuance of the Agreements, the Board considered the best interests of each Fund separately. In addition, while the Agreements for the Funds were considered at the same Board meeting, the Board considered each Fund’s investment advisory and subadvisory relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of each Fund; (3) the cost to Rafferty or the Subadviser for providing services and the profitability of the advisory business to Rafferty or the Subadviser, if such information was provided; (4) the extent to which economies of scale have been taken into account in setting the fee schedule; (5) whether fee levels reflect these economies of scale for the benefit of Fund investors; and (6) other benefits derived or anticipated to be derived by Rafferty or the Subadviser from its relationship with the Funds.
Nature, Extent and Quality of Services Provided. The Board reviewed the nature, extent and quality of the services provided under the Advisory Agreement by Rafferty. The Board noted that Rafferty has provided services to the Funds since their inception and has significant investment experience. The Board also noted that Rafferty attempts to trade efficiently with low commission schedules, which helps improve performance results. The Board considered Rafferty’s representation that it has the financial resources and appropriate staffing to manage the Funds. The Board also considered Rafferty’s ability to adopt and implement compliance and control functions for the Funds and noted that information concerning portfolio management and a report from the chief compliance officer are provided on a periodic basis to the Board. The Board also considered Rafferty’s ability to increase assets of the Trust complex. The Board also considered that Rafferty oversees all aspects of the operation of the Funds, including oversight of the Subadviser.
Regarding the Subadvisory Agreement with Hundredfold, the Board noted that the primary role of Hundredfold is to provide an investment program for the Funds. The Board also noted that there would be no change in the services provided by Hundredfold.
Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services provided by Rafferty to the Funds under the Agreement and Hundredfold under the Subadvisory Agreement were fair and reasonable.
Performance of the Funds. With respect to the Spectrum High Yield Plus Fund, the Board considered that the Fund outperformed a market index for the 9 month, year-to-date and 1 year periods but underperformed for all other relevant periods. With respect to the Spectrum Global Perspective Fund, the Board considered that the Spectrum Global Fund outperformed a market index for all periods except the 1 month and 3 month periods. With respect to the Spectrum Equity Opportunity Fund, the Board considered that the Spectrum Equity Fund underperformed for all relevant periods. In considering the performance of the Funds, the Board noted that each Fund is offered to the subadviser’s clients in wrap programs as a lower cost alternative investment.
Costs of Services Provided to the Funds and Profits Realized. The Board considered the overall fees paid to Rafferty on an annual basis since each Fund’s commencement of operations, including any fee waivers and recoupment of fees previously waived. The Board also noted that Rafferty charges similar fees to other comparable client accounts. In considering the fees paid or to be paid by Rafferty to Hundredfold, the Board considered that the fees are higher than the industry average. However, Rafferty explained that the Funds are offered to Hundredfold’s clients in wrap programs, and help lower the overall fees paid by these clients. The Board also noted that Rafferty negotiated the lowest fee Hundredfold charges for comparable client accounts. In addition, Rafferty also negotiated breakpoints in subadvisory fees with Hundredfold. In considering the profitability of Rafferty, the Board considered the overall profitability of Rafferty’s investment business and its representation that it does not assess profitability with respect to its services to individual Funds. In considering the profitability of Hundredfold, the Board considered Hundredfold’s representation that it donates all profits to charity.
Based on these consideration, the Board determined that, in the exercise of its business judgment, the costs of the services provided and the profits realized under the Agreements were fair and reasonable.
Economies of Scale. The Board considered Rafferty’s representation that it believes that asset levels at this time are not sufficient to warrant a reduction in fee rates or the addition of breakpoints. Based on this and other considerations, the Board determined that, in the exercise of its business judgment, the reduction in fee rates or additions of breakpoints were not necessary at this time.
Other Benefits. The Board considered Rafferty’s representation that its relationship with the Funds has permitted Rafferty to attract business to its other client accounts. The Board also considered that Rafferty’s overall business with brokerage firms due to both the Funds and other client accounts help lower commission rates and provide better execution for Fund portfolio transactions. Hundredfold represented that there were no other benefits other than direct compensation. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the benefits to were fair and reasonable.
Conclusion. Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreements for the Funds were fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the continuance of the Agreements.

Direxion Funds
Trustees and Officers
(Unaudited)
The business affairs of each Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds’ Trustee and Officers and is available without charge, upon request by calling 1-800-851-0511.

					Other
		Term of Office	Principal	# of Portfolios	Trusteeships/
	Position(s)	and Length of	Occupation(s) During	in Direxion Complex	Directorships
Name, Address and Age	Held with Fund	Time Served	Past Five Years	Overseen by Trustee(3)	Held by Trustee

Interested Trustees
Lawrence C. Rafferty (1) Age: 64	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997 — present; Chief Executive Officer of Rafferty Companies, LLC, 1996 — present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995 — present.	99	None

Jay F. Higgins(1) Age: 61	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Chairman, Bengal Partners, LLC, 1998 — present (NASD Broker- Dealer).	99	Dwango North America Corp. (radio, telephone communications)

					Other
		Term of Office	Principal	# of Portfolios	Trusteeships/
	Position(s)	and Length of	Occupation(s) During	in Direxion Complex	Directorships
Name, Address and Age	Held with Fund	Time Served	Past Five Years	Overseen by Trustee(3)	Held by Trustee

Non-Interested Trustees
Daniel J. Byrne Age: 62	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Inc., 1992 — present; Trustee, The Opening Word Program, Wyandanch, New York.	99	None

Kevin G. Boyle(2) Age: 65	Trustee	Lifetime of Trust until removal or resignation; Since 2002	President, Kevin G. Boyle Securities, Inc., 1981 — present.	99	None

Gerald E. Shanley III Age: 63	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985 — present; Trustee of Estate of Charles S. Payson, 1987 — present.	99	None

Direxion Funds
Trustees and Officers
(Unaudited)

Other
		Term of Office	Principal	# of Portfolios	Trusteeships/
	Position(s)	and Length of	Occupation(s) During	in Direxion Complex	Directorships
Name, Address and Age	Held with Fund	Time Served	Past Five Years	Overseen by Trustee(3)	Held by Trustee

Officers

Ron Fernandes 33 Whitehall St., New York, NY 10004 Age: 48	Chief Executive Officer	One Year; Since 2006	President, SunLife Distributors, Inc. and Executive Vice President, SunLife Retirement Products and Services, 1999 — 2002; Vice Chairman, Wheat Benefit Services and Senior Managing Director Retirement Services, Wheat First Union Securities, 1995 — 1999.	N/A	None

Daniel D. O’Neill 33 Whitehall St., New York, NY 10004 Age: 38	President;	One Year; Since 1999	Managing Director of Rafferty, 1999 — present.	N/A	None
	Chief Operating Officer and Chief Investment Officer	One Year; Since 2006

William Franca 33 Whitehall St., New York, NY 10004 Age: 49	Executive Vice President — Head of Distribution	One Year; Since 2006	Senior Vice President — National Sales, Massachusetts Financial Services/SunLife Financial Distributors, 2002 — 2004; Executive Vice President, Distribution, SunLife, 2001 — 2002.	N/A	None

Timothy P. Hagan 33 Whitehall St., New York, NY 10004 Age: 64	Chief Compliance Officer;	One Year; Since 2004	Vice President of Rafferty, 1997 — present.	N/A	None
	Chief Financial Officer	One Year; Since 2004; From 1997 — 2001

Stephen P. Sprague 33 Whitehall St., New York, NY 10004 Age: 57	Treasurer and Controller	One Year; Since 1999	Chief Financial Officer of Rafferty for the past 5 years.	N/A	None

Eric W. Falkeis 615 East Michigan Street Milwaukee, WI 53202 Age: 33	Secretary	One Year; Since 2004	Vice President, U.S. Bancorp Fund Services LLC, 1997 — present.	N/A	None

(1)	Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and Mr. Higgins owns a beneficial interest in Rafferty.

(2)	Mr. Boyle was an Interested Trustee from May to September 2004 due to his daughter being employed by Rafferty Capital Markets, LLC during that time period.

(3)	The “Fund Complex” consists of the Direxion Funds which currently offers for sale to the public 34 portfolios of the 54 currently registered with the SEC and the Direxion Insurance Trust which currently offers for sale 3 portfolios of the 45 currently registered with the SEC.
The address for all the Trustees and Officers except Eric W. Falkeis is 33 Whitehall St., New York, New York 10004.

Advisor

Rafferty Asset Management, LLC
33 Whitehall Street, 10th Floor
New York, NY 10004
Sub-Advisor

Hundredfold Advisors, LLC
2940 N. Lynnhaven Road
Virginia Beach, VA 23452
Administrator, Transfer Agent, Dividend
Paying Agent & Shareholding Servicing Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993
Custodian

U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202
Independent Registered Public Accounting Firm

Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606
Distributor

Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530
The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.
The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) will be available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.
The Funds, file complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q are available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
ANNUAL
REPORT
August 31, 2006
33 Whitehall Street, 10th Floor
New York, NY 10004
(800) 851-0511

Letter to Shareholders
October 25, 2006
Dear Shareholders,
For the fiscal year ended August 31, 2006, all equity market-caps provided positive returns, with the S&P 500 gaining 8.88%, the S&P 400 (Mid Cap) advancing 6.2%, and the Russell 2000 (Small Cap) rising 9.36%. The Evolution Managed All-Cap Fund (the “All-Cap Fund”) earned a total return of 10.6% for the same period. Through the end of 2005 and into the spring of 2006, the All-Cap Fund outpaced the domestic indexes through exposure to international exchange-traded funds and energy investments. Domestic markets declined badly in May and June and the All-Cap Fund was hit harder than the domestic indexes due to the underperformance of its international positions. The All-Cap Fund began to move to cash and defensive-minded sectors such as utilities, consumer durables and financials, which helped the All-Cap Fund to a modest gain over the last two months of the fiscal year.
The Evolution Total Return Fund (the “Total Return Fund”) commenced trading operations on January 27, 2006 and returned 3.57% from the Fund’s inception date to August 31, 2006 compared to a gain of 3.07% for the S&P 500. The Total Return Fund lagged the S&P 500 by 3.0% when the market declined sharply in May but the Total Return Fund’s portfolio, which included value stocks with high dividend pay-outs, weathered the storm better than the markets. When the market recovered in July and August, the Total Return Fund rallied nicely into positive territory.
The Evolution Large-Cap Fund (the “Large-Cap Fund”) commenced trading operations on January 31, 2006 and declined 2.6% from inception through August 31, 2006 compared to a gain of 4.2% for the S&P 500. The Large-Cap Fund lagged the S&P 500 immediately after its launch but gradually increased exposure and had an 8% gain by early May, besting the returns of the S&P 500. Unfortunately, the Large Cap Fund had substantial exposure to international equities when they sold off sharply in May. Subsequent to the decline, the Large-Cap Fund pared international holdings and increased defensive positions, a decision which led to underperformance as the market recovered in July and August.
The Evolution Small-Cap Fund (the “Small-Cap Fund”) commenced trading operations on January 27, 2006 and declined 9.4% from inception through August 31, 2006 compared to a gain for the Russell 2000 of (0.94%). The Small-Cap Fund trailed the Russell 2000 from its launch through the rally which ended in May and was, due to the Fund’s momentum strategy, fully invested as the market experienced a sudden drop of almost 15% form May through June. The Small-Cap Fund’s substantial exposure to growth stocks exacerbated the decline and the Fund was largely invested in defensive positions as the market recovered in July and August.
Fixed income markets generally experienced a lackluster 12 months for the period ending August 31, 2006 in part because the Federal Reserve raised short-term rates a total of 7 times for the period, resulting in a rise in the Discount Rate from 3.50% on August 31, 2005 to 5.25%. The Evolution Managed Bond Fund (the “Bond Fund”) suffered a loss of 1.26% for the 12-month period compared to a return of (2.22%) for U.S. Lehman Aggregate Bond Index. The Bond Fund underperformed in the first half of the fiscal year due to declines in its portfolio of Treasury securities. In subsequent months the Fund became defensive in the face of the rising rates, with cash allocations nearing 50%. Bond markets broke out of their doldrums in June and continued to rise through August. The Bond Fund, throughout this time, lessened its cash position and rotated back into the strongest performing sectors.
As always, we thank you for using Direxion Funds and we look forward to our mutual success.
Sincerely,

Daniel O’Neill	Bruce Greig, CFA
Direxion Funds	Flexible Plan Investments, Inc.
The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511.
An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. Investors considering an investment may obtain a prospectus by calling 1-800-851-0511. Investors should read the prospectus carefully for more complete information, including charges, expenses, and additional risks, before investing or sending money.

Evolution Bond Fund

	Average Annual
	Total Return[2]

			Since
	1 Year		Inception

Evolution Bond Fund	(1.26%	)	(2.23%	)
S&P 500 Index	8.88%		7.98%
Lipper HY Bond Index	4.89%		6.58%
Lehman U.S. Aggregate Bond Index	1.71%		2.67%
This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index, Lipper HY Bond Index and Lehman U.S. Aggregate Bond Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.
The performance data shown represents past performance and does not guarantee future results.

[1]	Commencement of operations.
[2]	As of August 31, 2006.

Evolution All-Cap Equity Fund

	Average Annual
	Total Return[2]

		Since
	1 Year	Inception

Evolution All-Cap Equity Fund	10.61%	6.89%
S&P 500 Index	8.88%	7.98%
This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC recouped fees for various expenses. Had these recoupment not been in effect, performance would have been higher.
The performance data shown represents past performance and does not guarantee future results.

[1]	Commencement of operations.
[2]	As of August 31, 2006.

Evolution Large Cap Fund

	Total Return[2]

	Since
	Inception

Evolution Large Cap Fund	(2.60%	)
S&P 500 Index	3.07%
This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.
The performance data shown represents past performance and does not guarantee future results.

[1]	Commencement of operations.
[2]	As of August 31, 2006.

Evolution Small Cap Fund

	Total Return[2]

	Since
	Inception

Evolution Small Cap Fund	(9.40%	)
Russell 2000 Index	(0.94%	)
This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the Russell 2000 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.
The performance data shown represents past performance and does not guarantee future results.

[1]	Commencement of operations.
[2]	As of August 31, 2006.

Evolution Total Return Fund

Total Return[2]

Since
Inception

Evolution Total Return Fund	3.57%
S&P 500 Index	2.22%
Lehman U.S. Aggregate Bond Index	3.59%
This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index and the Lehman U.S. Aggregate Bond Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.
The performance data shown represents past performance and does not guarantee future results.

[1]	Commencement of operations.
[2]	As of August 31, 2006.

Expense Example (Unaudited)
August 31, 2006
As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held of the entire period (September 1, 2005 – August 31, 2006).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example
August 31, 2006

	Evolution Managed Bond Fund (Unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2006 –
	March 1, 2006	August 31, 2006	August 31, 2006*

Actual	$1,000.00	$1,025.80	$9.55
Hypothetical (5% return before expenses)	1,000.00	1,015.78	9.50

*	Expenses are equal to the Fund’s annualized expense ratio of 1.87%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Evolution All-Cap Equity Fund (Unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2006 –
	March 1, 2006	August 31, 2006	August 31, 2006*

Actual	$1,000.00	$959.10	$7.95
Hypothetical (5% return before expenses)	1,000.00	1,017.09	8.19

*	Expenses are equal to the Fund’s annualized expense ratio of 1.61%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Evolution Large Cap Fund (Unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2006 –
	March 1, 2006	August 31, 2006	August 31, 2006*

Actual	$1,000.00	$979.40	$8.73
Hypothetical (5% return before expenses)	1,000.00	1,016.38	8.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

2

	Evolution Small Cap Fund (Unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2006 –
	March 1, 2006	August 31, 2006	August 31, 2006*

Actual	$1,000.00	$928.80	$8.51
Hypothetical (5% return before expenses)	1,000.00	1,016.38	8.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Evolution Total Return Fund (Unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2006 –
	March 1, 2006	August 31, 2006	August 31, 2006*

Actual	$1,000.00	$1,036.70	$8.98
Hypothetical (5% return before expenses)	1,000.00	1,016.38	8.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

3

Evolution Managed Bond Fund
Allocation of Portfolio Holdings (Unaudited)
August 31, 2006
Evolution All-Cap Equity Fund
Allocation of Portfolio Holdings (Unaudited)
August 31, 2006
The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

**	These are investment companies that primarily invest in this category of securities.

4

Evolution Large Cap Fund
Allocation of Portfolio Holdings (Unaudited)
August 31, 2006
Evolution Small Cap Equity Fund
Allocation of Portfolio Holdings (Unaudited)
August 31, 2006
The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

**	These are investment companies that primarily invest in this category of securities.

5

Evolution Total Return Fund
Allocation of Portfolio Holdings (Unaudited)
August 31, 2006
The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

**	These are investment companies that primarily invest in this category of securities.

6

Evolution Managed Bond Fund
Schedule of Investments
August 31, 2006

Shares		Value

INVESTMENT COMPANIES - 96.5%
75,527	Alliance World Dollar Government Fund II	$975,809
126,125	BlackRock Corporate High Yield Fund	977,469
85,726	iShares GS $ InvesTop Corporate Bond Fund	9,118,675
104,042	iShares Lehman 7-10 Year Treasury Bond Fund	8,583,465
73,870	iShares Lehman 20+ Year Treasury Bond Fund	6,508,686
81,991	iShares Lehman Treasury Inflation Protected Securities Fund	8,331,105
160,129	Managed High Income Portfolio	981,591
73,188	Nuveen Preferred and Convertible Income Fund 2	981,451
158,574	Putnam Premier Income Trust	979,987
55,776	Salomon Brothers Emerging Markets Debt Fund	978,869
72,058	Salomon Brothers Emerging Markets Floating Rate Fund	979,989
75,152	Salomon Brothers Global High Income Fund	983,740
61,134	Salomon Brothers Inflation Management Fund	982,423
56,256	Salomon Brothers Variable Rate Strategic Fund	978,854
57,242	Van Kampen Bond Fund	981,128
84,774	Western Asset/Claymore US Treasury Inflation Protected Securities Fund	978,292
83,903	Western Asset/Claymore US Treasury Inflation Protected Securities Fund 2	979,987

	TOTAL INVESTMENT COMPANIES (Cost $44,474,003)	$45,281,520

Face
Amount		Value

SHORT-TERM INVESTMENTS - 3.6%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.2%
$1,500,000	Federal Home Loan Bank Discount Note, 5.08%, 09/01/2006 (Cost $1,500,000)	$1,500,000

Shares		Value

MONEY MARKET FUND - 0.4%
212,477	Fidelity Institutional Money Market Portfolio (Cost $212,477)	$212,477

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,712,477)	$1,712,477

	TOTAL INVESTMENTS
	(Cost $46,186,480) - 100.1%	$46,993,997
	Liabilities in Excess of Other Assets - (0.1)%	(61,808)

	TOTAL NET ASSETS - 100.0%	$46,932,189

Percentages are calculated as a percent of net assets.
See notes to the financial statements.

7

Evolution All-Cap Equity Fund
Schedule of Investments
August 31, 2006

Shares		Value

COMMON STOCKS - 81.2%
Aerospace & Defense - 0.3%
1,676	Alliant Techsystems, Inc. *	$128,197
2,399	Armor Holdings, Inc. *	126,835
4,126	Curtiss-Wright Corp.	128,278

		383,310

Air Freight & Logistics - 0.2%
1,306	C.H. Robinson Worldwide, Inc.	59,841
1,509	Expeditors International of Washington, Inc.	60,164
1,376	Ryder System, Inc.	68,002

		188,007

Airlines - 0.2%
1,067	British Airways PLC ADR *	83,567
16,265	Mesa Air Group, Inc. *	128,494

		212,061

Auto Components - 1.4%
51,445	ArvinMeritor, Inc.	763,958
38,890	Cooper Tire & Rubber Co.	382,289
3,685	Drew Industries, Inc. *	96,215
22,560	Superior Industries International, Inc.	381,490

		1,623,952

Automobiles - 1.2%
77,376	Ford Motor Co.	647,637
2,245	General Motors Corp.	65,509
10,597	Harley-Davidson, Inc.	620,031
1,530	Thor Industries, Inc.	64,535

		1,397,712

Beverages - 0.4%
4,266	Companhia de Bebidas das Americas ADR	191,373
2,477	Diageo PLC ADR	177,106
2,258	Hansen Natural Corp. *	62,140

		430,619

Biotechnology - 0.3%
2,841	Biogen Idec, Inc. *	125,402
985	Gilead Sciences, Inc. *	62,449
11,655	Millennium Pharmaceuticals, Inc. *	126,573

		314,424

Building Products - 0.1%
3,042	Simpson Manufacturing Co., Inc.	80,157

Capital Markets - 0.3%
46,264	LaBranche & Co., Inc. *	383,991

Chemicals - 2.3%
8,516	Ashland, Inc.	537,700
16,390	The Dow Chemical Co.	624,951
15,369	E.I. du Pont de Nemours & Co.	614,299
24,582	Lyondell Chemical Co.	638,640
3,143	OM Group, Inc. *	125,720

		2,541,310

Commercial Banks - 8.5%
15,341	ABN AMRO Holding NV ADR	438,139
7,750	Banco Bradesco SA ADR	253,580
8,333	Banco Itau Holding Financeira SA ADR	253,657
10,551	Banco Santander Central Hispano SA ADR	164,279
2,946	Bancolombia SA ADR	85,729
26,582	Bank of America Corp.	1,368,175
3,291	Barclays PLC ADR	166,525
14,209	BB&T Corp.	608,145
9,363	Central Pacific Financial Corp.	338,847
15,393	Fifth Third Bancorp	605,561
1,794	HSBC Holdings PLC ADR	163,146
16,366	KeyCorp	602,105
4,108	Lloyds TSB Group PLC ADR	163,005
8,933	Mercantile Bankshares Corp.	329,896
16,889	National City Corp.	584,022
16,486	Regions Financial Corp.	593,331
7,889	SunTrust Banks, Inc.	602,720
12,743	Umpqua Holdings Corp.	348,776
1,121	Unibanco - Uniao de Bancos Brasileiros SA ADR	81,104
18,765	US Bancorp	601,794
See notes to the financial statements.

8

Evolution All-Cap Equity Fund
Schedule of Investments (continued)
August 31, 2006

Shares		Value

Commercial Banks - 8.5% (Continued)
10,758	Wachovia Corp.	$587,709
17,366	Wells Fargo & Co.	603,468

		9,543,713

Commercial Services & Supplies - 0.6%
7,260	Banta Corp.	341,583
1,973	ITT Educational Services, Inc. *	130,396
3,443	Kelly Services, Inc. - Class A	94,028
5,652	Labor Ready, Inc. *	96,819

		662,826

Communications Equipment - 1.9%
11,693	Adtran, Inc.	290,805
12,455	Comtech Telecommunications Corp. *	407,652
14,077	Motorola, Inc.	329,120
35,147	Plantronics, Inc.	629,834
8,732	QUALCOMM, Inc.	328,935
15,299	UTStarcom, Inc. *	125,605

		2,111,951

Computers & Peripherals - 1.7%
25,120	EMC Corp. *	292,648
8,954	Komag, Inc. *	321,986
3,639	Lexmark International, Inc. - Class A *	204,039
13,701	Logitech International SA ADR *	298,682
6,309	SanDisk Corp. *	371,726
14,592	Synaptics, Inc. *	369,031
5,199	Western Digital Corp. *	95,142

		1,953,254

Construction & Engineering - 0.1%
3,202	URS Corp. *	129,841

Construction Materials - 0.2%
8,356	Cemex SAB de C.V. ADR *	241,405

Distributors - 1.1%
21,715	Building Materials Holding Corp.	567,196
14,869	Genuine Parts Co.	614,536

		1,181,732

Electric Utilities - 2.1%
1,641	Allegheny Energy, Inc. *	68,495
5,730	Companhia Energetica de Minas Gerais ADR	237,738
7,375	Companhia Paranaense de Energia-Copel ADR	80,609
11,088	E.ON AG ADR	470,131
1,223	FirstEnergy Corp.	69,784
3,974	Korea Electric Power Corp. ADR	77,175
1,051	TXU Corp.	69,587
30,711	Westar Energy, Inc.	749,041
10,460	WPS Resources Corp.	537,435

		2,359,995

Electrical Equipment - 0.3%
20,271	ABB Ltd. ADR	270,415
1,329	Hubbell, Inc. - Class B	61,799

		332,214

Electronic Equipment & Instruments - 1.9%
12,219	Aeroflex, Inc. *	127,322
3,328	Arrow Electronics, Inc. *	92,851
4,778	Avnet, Inc. *	93,458
11,230	Cognex Corp.	286,702
6,445	CTS Corp.	94,741
2,795	Daktronics, Inc.	58,332
22,800	Flir Systems, Inc. *	631,560
13,804	LoJack Corp. *	288,227
7,192	Newport Corp. *	126,795
27,460	Vishay Intertechnology, Inc. *	384,715

		2,184,703

Energy Equipment & Services - 1.0%
12,195	Patterson-UTI Energy, Inc.	334,143
1,456	SEACOR Holdings, Inc. *	126,715
10,895	Tidewater, Inc.	518,711
2,425	Unit Corp. *	127,822

		1,107,391

Financial Services - 1.8%
12,511	Citigroup, Inc.	617,418
5,527	ING Groep NV ADR	240,038
See notes to the financial statements.

9

Evolution All-Cap Equity Fund
Schedule of Investments (continued)
August 31, 2006

Shares		Value

Financial Services - 1.8% (Continued)
13,264	JPMorgan Chase & Co.	$605,634
20,905	Leucadia National Corp.	537,886
1,280	Principal Financial Group, Inc.	68,147

		2,069,123

Food & Staples Retailing - 0.3%
16,684	Nash Finch Co.	381,229

Food Products - 2.3%
3,955	Cadbury Schweppes PLC ADR	169,155
26,226	ConAgra Foods, Inc.	624,179
19,713	H.J. Heinz Co.	824,792
11,038	The J.M. Smucker Co.	536,778
2,651	Ralcorp Holdings, Inc. *	131,145
6,959	Unilever NV ADR	165,903
6,965	Unilever PLC ADR	167,717

		2,619,669

Gas Utilities - 0.5%
17,428	WGL Holdings, Inc.	541,488

Health Care Equipment & Supplies - 0.8%
6,827	Biosite, Inc. *	300,388
7,343	Stryker Corp.	352,684
5,518	Varian Medical Systems, Inc. *	294,110

		947,182

Health Care Providers & Services - 0.5%
992	Laboratory Corp Of America Holdings *	67,873
2,522	McKesson Corp.	128,117
1,647	Pharmaceutical Product Development, Inc.	62,784
1,080	Quest Diagnostics, Inc.	69,422
4,310	Sunrise Senior Living, Inc. *	127,188
1,500	UnitedHealth Group, Inc.	77,925

		533,309

Health Care Technology - 0.1%
4,811	IMS Health, Inc.	131,292

Hotels Restaurants & Leisure - 0.4%
4,424	Bob Evans Farms, Inc.	125,376
3,512	Brinker International, Inc.	135,107
3,588	Ctrip.com International Ltd. ADR	185,248

		445,731

Household Durables - 3.3%
5,523	American Greetings Corp. - Class A	135,424
1,972	Beazer Homes USA, Inc.	79,472
2,671	Centex Corp.	136,087
3,648	D.R. Horton, Inc.	80,001
21,125	Ethan Allen Interiors, Inc.	712,969
14,433	Hovnanian Enterprises, Inc. - Class A *	382,330
3,132	Lennar Corp.	140,439
45,603	Libbey, Inc.	386,257
13,662	Matsushita Electric Industrial Co. Ltd. ADR	291,411
3,981	MDC Holdings, Inc.	170,347
1,538	Meritage Homes Corp. *	62,981
11,915	M/I Homes, Inc.	385,569
3,342	Ryland Group, Inc.	142,603
19,477	Standard-Pacific Corp.	466,085
3,672	Toll Brothers, Inc. *	97,014

		3,668,989

Household Products - 1.1%
1,149	Colgate-Palmolive Co.	68,779
2,016	Energizer Holdings, Inc. *	134,790
9,762	Kimberly-Clark Corp.	619,887
47,292	Spectrum Brands, Inc. *	376,444

		1,199,900

Industrial Conglomerates - 0.1%
7,489	Tomkins PLC ADR	164,084

Information Retrieval Services - 0.3%
11,039	Bankrate, Inc. *	313,728

Insurance - 4.9%
4,489	Aegon NV ADR	80,263
4,771	Allianz AG ADR	81,346
4,525	Axa - ADR	168,602
21,905	Chubb Corp.	1,098,755
See notes to the financial statements.

10

Evolution All-Cap Equity Fund
Schedule of Investments (continued)
August 31, 2006

Shares		Value

Insurance - 4.9% (Continued)
40,770	Horace Mann Educators Corp.	$748,537
6,022	LandAmerica Financial Group, Inc.	380,831
12,367	Lincoln National Corp.	750,677
6,722	Mercury General Corp.	337,915
24,675	The St. Paul Travelers Companies Inc.	1,083,233
11,240	Stewart Information Services Corp.	383,396
20,332	UnumProvident Corp.	385,291

		5,498,846

Internet & Catalog Retail - 0.3%
10,418	eBay, Inc. *	290,245
5,397	PetMed Express, Inc. *	67,463

		357,708

Internet Software & Services - 1.6%
879	Google, Inc. *	332,728
13,491	j2 Global Communications, Inc. *	339,029
11,130	United Online, Inc.	127,661
9,054	WebEx Communications, Inc. *	323,228
15,965	Websense, Inc. *	329,996
11,338	Yahoo!, Inc. *	326,761

		1,779,403

IT Services - 0.2%
893	Cognizant Technology Solutions Corp. - Class A *	62,429
6,230	Convergys Corp. *	130,020
2,156	Mantech International Corp. - Class A *	65,629

		258,078

Leisure Equipment & Products - 0.8%
18,741	Brunswick Corp.	537,867
13,319	Jakks Pacific, Inc. *	217,632
7,195	Nautilus Group, Inc.	89,074

		844,573

Life Science Tools & Services - 0.1%
2,212	Applera Corp - Applied Biosystems Group	67,798

Machinery - 2.7%
3,766	Albany International Corp. - Class A	131,509
19,460	Briggs & Stratton Corp.	547,799
4,453	Caterpillar, Inc.	295,456
4,324	Danaher Corp.	286,638
6,032	Dover Corp.	293,276
4,358	Eaton Corp.	289,807
8,739	Ingersoll-Rand Company Ltd. - Class A^	332,257
2,044	Kaydon Corp.	77,897
1,269	Parker Hannifin Corp.	93,969
2,497	SPX Corp.	131,842
16,387	Watts Water Technologies, Inc. - Class A	508,161

		2,988,611

Media - 0.9%
1,951	Comcast Corp. - Class A *	68,285
21,513	Entercom Communications Corp.	546,645
11,302	Pearson PLC ADR	160,827
7,640	Time Warner, Inc.	126,977
4,616	Vivendi Universal SA ADR	154,036

		1,056,770

Metals & Mining - 3.6%
1,041	Aluminum Corporation of China Ltd. ADR	72,974
7,288	Anglo American PLC ADR	158,004
2,407	Companhia Siderurgica Nacional SA ADR	70,573
2,819	Compania de Minas Buenaventura SA ADR	78,791
14,571	Gerdau SA ADR	211,571
6,519	Nucor Corp.	318,584
8,976	POSCO ADR	557,499
2,614	Quanex Corp.	89,739
2,234	Rio Tinto PLC ADR	450,039
6,314	Steel Dynamics, Inc.	333,316
40,065	Steel Technologies, Inc.	891,046
1,560	United States Steel Corp.	90,745
38,891	Worthington Industries, Inc.	743,207

		4,066,088

See notes to the financial statements.

11

Evolution All-Cap Equity Fund
Schedule of Investments (continued)
August 31, 2006

Shares		Value

Multiline Retail - 0.8%
19,132	Dillard’s, Inc. - Class A	$596,536
5,446	Family Dollar Stores, Inc.	139,254
1,030	J.C. Penney Co., Inc.	64,931
1,263	Kohl’s Corp. *	78,950

		879,671

Multi-Utilities & Unregulated Power - 2.3%
3,325	The AES Corp. *	70,623
13,274	MDU Resources Group, Inc.	325,213
14,032	ONEOK, Inc.	537,004
8,228	SCANA Corp.	340,228
26,384	Sempra Energy	1,311,812

		2,584,880

Oil, Gas & Consumable Fuels - 3.5%
4,361	BG Group PLC ADR	285,079
2,271	BP PLC ADR	154,541
9,598	Chevron Corp.	618,111
12,033	China Petroleum & Chemical Corp. ADR	710,910
2,540	ENI SpA ADR	155,346
933	EOG Resources, Inc.	60,477
10,901	Norsk Hydro ASA ADR	283,426
5,573	PetroChina Company Ltd. ADR	625,179
3,162	Petroleo Brasileiro SA ADR	283,505
2,318	Royal Dutch Shell PLC ADR	159,803
4,012	Tatneft ADR	416,807
3,371	Total SA ADR	227,306

		3,980,490

Paper & Forest Products - 0.7%
1,474	Aracruz Celulose SA ADR	76,545
4,802	Votorantim Celulose e Papel SA ADR	77,456
9,916	Weyerhaeuser Co.	614,792

		768,793

Personal Products - 0.1%
3,665	The Estee Lauder Companies, Inc.	135,092

Pharmaceuticals - 2.8%
2,852	AstraZeneca PLC ADR	185,779
28,104	Bristol-Myers Squibb Co.	611,262
11,992	Elan Corp PLC ADR *	198,228
2,655	Forest Laboratories, Inc. *	132,697
943	Genzyme Corp. *	62,455
6,304	Johnson & Johnson	407,617
15,125	Merck & Co., Inc.	613,319
6,143	Mylan Laboratories, Inc.	124,826
22,409	Pfizer, Inc.	617,592
10,375	Sciele Pharma, Inc. *	181,562

		3,135,337

Real Estate Investment Trusts - 2.1%
1,840	Equity Office Properties Trust	68,246
16,381	Hospitality Properties Trust	758,768
14,215	Mack-Cali Realty Corp.	755,527
33,963	National Retail Properties, Inc.	755,337

		2,337,878

Semiconductor & Semiconductor Equipment - 2.8%
16,988	Altera Corp. *	343,667
154,463	Credence Systems Corp. *	390,791
7,447	KLA-Tencor Corp.	326,998
8,169	Lam Research Corp. *	349,552
10,133	Linear Technology Corp.	344,623
11,555	Maxim Integrated Products, Inc.	336,251
9,231	MEMC Electronic Materials, Inc. *	357,055
2,351	Microsemi Corp. *	65,287
19,165	Texas Instruments, Inc.	624,587

		3,138,811

Software - 3.2%
14,065	Adobe Systems, Inc. *	456,269
7,002	Ansys, Inc. *	327,273
17,765	Autodesk, Inc. *	617,511
5,012	BMC Software, Inc. *	133,419
8,072	Fair Isaac Corp.	282,601
9,559	Kronos, Inc. *	291,741
21,310	Oracle Corp. *	333,502
9,860	Quality Systems, Inc.	395,386
51,152	Secure Computing Corp. *	324,815
21,932	Sonic Solutions, Inc. *	329,199
4,866	THQ, Inc. *	125,543

		3,617,259

See notes to the financial statements.

12

Evolution All-Cap Equity Fund
Schedule of Investments (continued)
August 31, 2006

Shares		Value

Specialty Retail - 1.7%
1,854	American Eagle Outfitters, Inc.	$71,620
1,714	AnnTaylor Stores Corp. *	68,217
2,296	Bed Bath & Beyond, Inc. *	77,444
4,211	Chico’s FAS, Inc. *	77,651
12,063	Claire’s Stores, Inc.	329,682
3,254	Genesco, Inc. *	89,420
2,376	Guitar Center, Inc. *	90,051
9,808	The Home Depot, Inc.	336,316
25,830	Jo-Ann Stores, Inc. *	382,542
2,870	Lowe’s Companies, Inc.	77,662
2,520	Men’s Wearhouse, Inc.	89,334
6,576	Pacific Sunwear of California, Inc. *	87,855
3,334	Staples, Inc.	75,215
7,436	Stein Mart, Inc.	88,414

		1,941,423

Telecommunication Services - 4.1%
19,914	AT&T, Inc.	619,923
3,377	BT Group PLC ADR	158,922
2,016	China Netcom Group Corporation Ltd. ADR	71,265
9,444	Chunghwa Telecom Company Ltd. ADR	163,481
10,306	Deutsche Telekom AG ADR	150,880
18,458	Embratel Participacoes SA ADR	286,284
6,992	France Telecom SA ADR	156,061
10,790	KT Corp. ADR	238,459
7,644	Philippine Long Distance Telephone Co. ADR	286,191
7,868	Qwest Communications International, Inc. *	69,317
32,558	Tele Norte Leste Participacoes SA ADR	419,673
18,910	Telecomunicacoes De Sao Paulo SA ADR	428,311
3,070	Telefonica SA ADR	157,890
26,820	Telefonos de Mexico SA de CV ADR	647,435
4,486	Telekomunikasi Indonesia Tbk PT ADR	156,965
17,567	Verizon Communications, Inc.	618,007

		4,629,064

Textiles, Apparel & Luxury Goods - 0.8%
2,620	Coach, Inc. *	79,098
4,249	Nike, Inc. - Class B	343,149
9,016	Polo Ralph Lauren Corp.	531,854

		954,101

Thrifts & Mortgage Finance - 2.1%
27,732	First Niagara Financial Group, Inc.	414,871
9,685	Freddie Mac	615,966
19,349	IndyMac Bancorp, Inc.	756,546
13,910	Washington Mutual, Inc.	582,690

		2,370,073

Tobacco - 0.5%
7,237	Altria Group, Inc.	604,507

Trading Companies & Distributors - 0.4%
19,056	Applied Industrial Technologies, Inc.	430,856

Wireless Telecommunication Services - 0.6%
4,684	America Movil SA de CV ADR, Series L	174,760
49,246	China Unicom Ltd. ADR	442,722
2,837	Tim Participacoes SA ADR	83,238

		700,720

	TOTAL COMMON STOCKS (Cost $88,096,402)	$91,507,122

INVESTMENT COMPANIES - 11.8%
45,074	iShares MSCI EAFE Index Fund	$3,050,157
47,824	iShares MSCI Pacific ex-Japan Index Fund	5,349,114
51,166	iShares S&P Europe 350 Index Fund	4,905,285

	TOTAL INVESTMENT COMPANIES (Cost $12,590,971)	$13,304,556

See notes to the financial statements.

13

Evolution All-Cap Equity Fund
Schedule of Investments (continued)
August 31, 2006

Face
Amount		Value

SHORT-TERM INVESTMENTS - 8.6%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.3%
$9,401,000	Federal Home Loan Bank Discount Note, 5.08%, 09/01/2006 (Cost $9,401,000)	$9,401,000

Shares		Value

MONEY MARKET FUND - 0.3%
285,226	Fidelity Institutional Money Market Portfolio (Cost $285,226)	$285,226

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,686,226)	$9,686,226

	TOTAL INVESTMENTS (Cost $110,373,599) - 101.6%	$114,497,904
	Liabilities in Excess of Other Assets - (1.6)%	(1,776,689)

	TOTAL NET ASSETS - 100.0%	$112,721,215

Percentages are calculated as a percent of net assets.
ADR American Depository Receipt
* Non-income producing security.

^	Foreign security trading on U.S. exchange. See notes to the financial statements.
See notes to the financial statements.

14

Evolution Large Cap Fund
Schedule of Investments
August 31, 2006

Shares		Value

COMMON STOCKS - 52.5%
Aerospace & Defense - 0.1%
866	Lockheed Martin Corp.	$71,532

Air Freight & Logistics - 0.3%
1,956	C.H. Robinson Worldwide, Inc.	89,624
746	Expeditors International of Washington, Inc.	29,743
1,466	Ryder System, Inc.	72,450

		191,817

Air Transportation, Scheduled - 0.1%
570	Ryanair Holdings PLC ADR *	31,276

Airlines - 0.7%
488	British Airways PLC ADR *	38,220
40,850	ExpressJet Holdings, Inc. *	285,542
890	Gol-Linhas Aereas Inteligentes SA ADR	31,070
1,257	UAL Corp. *	31,425

		386,257

Automobiles - 0.7%
22,182	Ford Motor Co.	185,663
1,271	Harley-Davidson, Inc.	74,366
937	Honda Motor Co. Ltd. ADR	31,746
2,077	Tata Motors Ltd. ADR	38,321
755	Thor Industries, Inc.	31,846
307	Toyota Motor Corp. ADR	33,260

		395,202

Beverages - 0.5%
1,787	Companhia de Bebidas das Americas ADR	80,165
656	Diageo PLC ADR	46,904
2,606	Hansen Natural Corp. *	71,717
1,833	Pepsi Bottling Group, Inc.	64,173

		262,959

Biotechnology - 0.2%
1,156	Celgene Corp. *	47,038
486	Gilead Sciences, Inc. *	30,812
1,446	Vertex Pharmaceuticals, Inc. *	49,815

		127,665

Building Products - 1.1%
18,820	Builders Firstsource, Inc. *	286,064
8,283	PW Eagle, Inc.	288,828

		574,892

Capital Markets - 0.2%
922	Federated Investors, Inc.	30,868
997	Nuveen Investments, Inc.	47,597
602	SEI Investments Co.	30,726

		109,191

Chemicals - 1.6%
4,505	The Dow Chemical Co.	171,776
4,185	E.I. du Pont de Nemours & Co.	167,274
10,372	Innospec, Inc.	284,504
6,780	Lyondell Chemical Co.	176,144
1,608	Rohm & Haas Co.	70,913

		870,611

Commercial Banks - 4.8%
3,064	ABN AMRO Holding NV ADR	87,508
2,597	Banco Bradesco SA ADR	84,974
2,828	Banco Itau Holding Financeira SA ADR	86,084
1,214	Bancolombia SA ADR	35,328
3,185	Bank of America Corp.	163,932
5,584	BB&T Corp.	238,995
1,441	Commerce Bancshares, Inc.	72,223
1,248	Cullen/Frost Bankers, Inc.	73,582
4,201	Fifth Third Bancorp	165,267
311	First Citizens BancShares, Inc.	60,894
4,542	KeyCorp	167,100
589	M&T Bank Corp.	72,129
1,557	Marshall & Ilsley Corp.	72,603
4,688	National City Corp.	162,111
1,008	PNC Financial Services Group	71,356
4,565	Regions Financial Corp.	164,294
2,185	SunTrust Banks, Inc.	166,934
484	Uniao de Bancos Brasileiros SA ADR	35,017
5,161	US Bancorp	165,513
2,404	Valley National Bancorp	61,663
3,034	Wachovia Corp.	165,748
4,753	Wells Fargo & Co.	165,167
877	Zions Bancorporation	69,274

		2,607,696

See notes to the financial statements.

15

Evolution Large Cap Fund
Schedule of Investments (continued)
August 31, 2006

Shares		Value

Commercial Services & Supplies - 0.3%
1,575	Apollo Group, Inc. - Class A *	$79,081
673	Dun & Bradstreet Corp. *	47,318
720	ITT Educational Services, Inc. *	47,585

		173,984

Communications Equipment - 0.9%
1,440	Corning, Inc. *	32,026
8,036	Motorola, Inc.	187,882
1,570	Nokia OYJ ADR	32,781
4,871	QUALCOMM, Inc.	183,490
944	Telefonaktiebolaget LM Ericsson ADR	31,530

		467,709

Computers & Peripherals - 0.6%
2,182	Dell, Inc. *	49,204
4,661	Logitech International SA ADR *	101,610
3,359	SanDisk Corp. *	197,912

		348,726

Construction Materials - 0.3%
2,899	Cemex SAB de C.V. ADR *	83,752
2,029	Eagle Materials, Inc.	72,740
500	Florida Rock Industries, Inc.	18,595

		175,087

Distributors - 0.8%
10,907	Building Materials Holding Corp.	284,891
4,056	Genuine Parts Co.	167,634

		452,525

Electric Utilities - 1.1%
2,807	Companhia Energetica de Minas Gerais ADR	116,462
3,452	Companhia Paranaense de Energia-Copel ADR	37,730
3,499	E.ON AG ADR	148,358
2,302	Hawaiian Electric Industries, Inc.	63,121
1,923	Korea Electric Power Corp. ADR	37,345
1,725	OGE Energy Corp.	64,239
2,291	TXU Corp.	151,687

		618,942

Electrical Equipment - 0.7%
7,510	ABB Ltd. ADR	100,183
11,203	The Lamson & Sessions Co. *	283,100

		383,283

Energy Equipment & Services - 1.0%
415	Diamond Offshore Drilling	30,079
800	Grant Prideco, Inc. *	33,224
1,030	Helmerich & Payne, Inc.	25,266
6,240	NS Group, Inc. *	284,045
1,677	Oceaneering International, Inc. *	60,322
3,659	Patterson-UTI Energy, Inc.	100,257
788	Tenaris SA ADR	28,927

		562,120

Financial Services - 1.0%
166	Chicago Mercantile Exchange Holdings, Inc.	73,040
3,453	Citigroup, Inc.	170,406
858	ING Groep NV ADR	37,263
3,681	JPMorgan Chase & Co.	168,074
1,190	Leucadia National Corp.	30,619
796	Moody’s Corp.	48,699

		528,101

Food Products - 0.9%
7,307	ConAgra Foods, Inc.	173,907
1,169	General Mills, Inc.	63,395
4,038	H.J. Heinz Co.	168,950
885	The Hershey Co.	47,754
1,298	Unilever PLC ADR	31,256

		485,262

Gas Utilities - 0.1%
2,004	AGL Resources, Inc.	72,926

See notes to the financial statements.

16

Evolution Large Cap Fund
Schedule of Investments (continued)
August 31, 2006

Shares		Value

Health Care Equipment & Supplies - 0.1%
320	Intuitive Surgical, Inc. *	$30,208
654	Stryker Corp.	31,412

		61,620

Health Care Providers & Services - 1.2%
9,271	AMERIGROUP Corp. *	292,407
11,853	Amsurg Corp. *	285,302
5,373	Emdeon Corp. *	63,670
812	Pharmaceutical Product Development, Inc.	30,954

		672,333

Health Care Technology - 0.1%
1,146	IMS Health, Inc.	31,274

Hotels Restaurants & Leisure - 0.4%
847	Choice Hotels International, Inc.	32,110
1,539	Ctrip.com International Ltd. ADR	79,459
1,150	Las Vegas Sands Corp. *	80,281

		191,850

Household Durables - 1.7%
760	Beazer Homes USA, Inc.	30,628
899	Koninklijke Philips Electronics NV ADR	30,854
679	Lennar Corp.	30,446
4,812	Matsushita Electric Industrial Co. Ltd. ADR	102,640
62	NVR, Inc. *	31,846
724	Ryland Group, Inc.	30,893
19,953	Tempur-Pedic International, Inc. *	320,246
930	Whirlpool Corp.	75,246
11,021	The Yankee Candle Co., Inc.	284,893

		937,692

Household Products - 0.5%
1,315	Colgate-Palmolive Co.	78,716
2,694	Kimberly-Clark Corp.	171,069

		249,785

Independent Power Producers & Energy Traders - 0.1%
1,030	Mirant Corp. *	29,839

Industrial Conglomerates - 0.1%
433	3M Co.	31,046

Information Retrieval Services - 0.1%
955	Nutri/System, Inc. *	47,445
1,941	Rediff.com India Ltd. ADR *	32,007

		79,452

Insurance - 1.6%
2,046	Aegon NV ADR	36,583
2,155	Allianz AG ADR	36,743
924	AmerUs Group Co.	62,647
1,482	Chubb Corp.	74,337
1,345	Cincinnati Financial Corp.	62,758
8,357	Fidelity National Title Group, Inc. - Class A	168,477
1,242	Lincoln National Corp.	75,389
2,915	Loews Corp. - Carolina Group	166,913
2,420	Royal & Sun Alliance Insurance Group ADR	32,017
1,666	The St. Paul Travelers Companies Inc.	73,137
1,019	Torchmark Corp.	63,392

		852,393

Internet & Catalog Retail - 0.1%
1,686	Amazon.com, Inc. *	51,979

Internet Software & Services - 2.1%
4,793	Akamai Technologies, Inc. *	187,886
39,006	Earthlink, Inc. *	286,694
569	Google, Inc. *	215,383
24,859	United Online, Inc.	285,133
6,290	Yahoo!, Inc. *	181,278

		1,156,374

Investment Advice - 0.1%
3,168	CapitalSource, Inc.	76,982

See notes to the financial statements.

17

Evolution Large Cap Fund
Schedule of Investments (continued)
August 31, 2006

Shares		Value

IT Services - 0.8%
440	Cognizant Technology Solutions Corp. - Class A *	$30,761
528	DST Systems, Inc. *	31,168
9,275	Mantech International Corp. - Class A *	282,331
1,691	Total System Services, Inc.	37,692
2,049	Verifone Holdings, Inc. *	47,434

		429,386

Life Science Tools & Services - 0.1%
730	Applera Corp - Applied Biosystems Group	22,374
1,138	Waters Corp. *	48,536

		70,910

Machinery - 1.1%
710	Crane Co.	28,386
514	Cummins, Inc.	59,017
1,126	Eaton Corp.	74,879
4,903	Freightcar America, Inc.	285,355
666	Graco, Inc.	25,175
810	Joy Global, Inc.	35,267
1,291	Paccar, Inc.	70,579

		578,658

Media - 1.5%
17,989	Cox Radio, Inc. *	285,305
1,352	Dow Jones & Co, Inc.	48,699
1,366	Grupo Televisa SA ADR	26,009
2,469	Regal Entertainment Group - Class A	48,713
11,618	Sirius Satellite Radio, Inc. *	47,518
39,220	Westwood One, Inc.	287,483
3,676	XM Satellite Radio Holdings, Inc. - Class A *	47,641

		791,368

Metals & Mining - 2.4%
551	Aluminum Corporation of China Ltd. ADR	38,625
1,153	Companhia Siderurgica Nacional SA ADR	33,806
1,340	Companhia Vale do Rio Doce ADR	28,729
1,322	Compania de Minas Buenaventura SA ADR	36,950
3,109	Freeport-McMoRan Copper & Gold, Inc. - Class B	180,975
2,377	Gerdau SA ADR	34,514
1,551	Gold Fields Ltd. ADR	30,834
1,456	Nucor Corp.	71,155
3,127	POSCO ADR	194,218
8,288	Quanex Corp.	284,527
733	Rio Tinto PLC ADR	147,663
1,131	Southern Copper Corp.	104,414
1,373	Steel Dynamics, Inc.	72,481
1,120	Titanium Metals Corp. *	28,896

		1,287,787

Motor Vehicle Supplies And New Parts - 0.5%
14,481	Commercial Vehicle Group, Inc. *	284,117

Multiline Retail - 0.6%
923	J.C. Penney Co., Inc.	58,186
20,950	Tuesday Morning Corp.	282,406

		340,592

Multi-Utilities & Unregulated Power - 0.2%
3,008	The AES Corp. *	63,890
1,020	Duke Energy Corp.	30,600

		94,490

Oil, Gas & Consumable Fuels - 3.6%
1,547	BG Group PLC ADR	101,127
589	Cabot Oil & Gas Corp.	30,074
2,494	Chevron Corp.	160,614
3,137	China Petroleum & Chemical Corp. ADR	185,334
960	Denbury Resources, Inc. *	29,770
461	EOG Resources, Inc.	29,882
1,806	Frontier Oil Corp.	59,056
21,832	Harvest Natural Resources, Inc. *	279,231
1,269	Hess Corp.	58,095
1,305	Holly Corp.	59,795
5,053	Norsk Hydro ASA ADR	131,378
See notes to the financial statements.

18

Evolution Large Cap Fund
Schedule of Investments (continued)
August 31, 2006

Shares		Value

Oil, Gas & Consumable Fuels - 3.6% (Continued)
581	Occidental Petroleum Corp.	$29,625
1,327	PetroChina Company Ltd. ADR	148,863
1,477	Petroleo Brasileiro SA ADR	132,428
1,074	Range Resources Corp.	30,050
1,423	Tatneft ADR	147,835
535	Total SA ADR	36,075
33,904	Vaalco Energy, Inc. *	278,691
751	W&T Offshore, Inc.	24,100

		1,952,023

Packaged Frozen Foods - 0.5%
12,005	Pioneer Companies, Inc. *	292,442

Paper & Forest Products - 0.5%
670	Aracruz Celulose SA ADR	34,793
2,203	Votorantim Celulose e Papel SA ADR	35,534
2,928	Weyerhaeuser Co.	181,536

		251,863

Personal Credit Institutions - 0.1%
620	The First Marblehead Corp.	32,550

Personal Products - 0.6%
1,688	Avon Products, Inc.	48,463
19,746	Mannatech, Inc.	285,922

		334,385

Pharmaceutical Preparations - 0.6%
901	Endo Pharmaceuticals Holdings, Inc. *	29,760
22,665	ViroPharma, Inc. *	283,539

		313,299

Pharmaceuticals - 2.3%
886	Amylin Pharmaceuticals, Inc. *	40,162
1,218	AstraZeneca PLC ADR	79,341
19,213	Bradley Pharmaceuticals, Inc. *	284,545
7,700	Bristol-Myers Squibb Co.	167,475
3,206	Elan Corp. PLC ADR *	52,995
454	Genzyme Corp. *	30,068
553	GlaxoSmithKline PLC ADR	31,399
1,126	Johnson & Johnson	72,807
5,817	Merck & Co., Inc.	235,879
558	Novartis AG ADR	31,873
6,251	Pfizer, Inc.	172,278
666	Sanofi-Aventis ADR	29,937

		1,228,759

Real Estate - 0.1%
270	SL Green Realty Corp.	30,121

Semiconductor & Semiconductor Equipment - 2.6%
9,599	Altera Corp. *	194,188
1,437	ASML Holding NV ADR *	31,700
4,227	KLA-Tencor Corp.	185,608
4,507	Lam Research Corp. *	192,854
5,592	Linear Technology Corp.	190,184
6,377	Maxim Integrated Products, Inc.	185,571
5,041	MEMC Electronic Materials, Inc. *	194,986
3,205	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	29,838
5,770	Texas Instruments, Inc.	188,044

		1,392,973

Software - 2.1%
5,588	Adobe Systems, Inc. *	181,275
5,439	Autodesk, Inc. *	189,060
704	Factset Research Systems, Inc.	31,046
3,127	MicroStrategy, Inc. - Class A *	285,182
11,810	Oracle Corp. *	184,827
7,164	Red Hat, Inc. *	166,491
1,396	Salesforce.com, Inc. *	48,134
678	SAP AG ADR	32,368

		1,118,383

Specialty Retail - 0.8%
492	Abercrombie & Fitch Co. - Class A	31,749
1,640	American Eagle Outfitters, Inc.	63,353
1,607	AnnTaylor Stores Corp. *	63,958
1,270	Chico’s FAS, Inc. *	23,419
2,787	Claire’s Stores, Inc.	76,169
See notes to the financial statements.

19

Evolution Large Cap Fund
Schedule of Investments (continued)
August 31, 2006

Shares		Value

Specialty Retail - 0.8% (Continued)
2,125	The Home Depot, Inc.	$72,866
1,426	The Sherwin-Williams Co.	73,639

		405,153

Telecommunication Services - 2.4%
5,480	AT&T, Inc.	170,592
997	China Netcom Group Corporation Ltd. ADR	35,244
6,436	Embratel Participacoes SA ADR	99,822
1,674	KT Corp. ADR	36,995
2,725	Philippine Long Distance Telephone Co. ADR	102,024
36,982	Premiere Global Services, Inc. *	288,460
7,510	Tele Norte Leste Participacoes SA ADR	96,804
5,687	Telecomunicacoes De Sao Paulo ADR	128,811
6,003	Telefonos de Mexico SA de CV ADR	144,913
4,844	Verizon Communications, Inc.	170,412

		1,274,077

Textiles, Apparel & Luxury Goods - 0.8%
930	Nike, Inc. - Class B	75,107
10,022	Timberland Co. *	284,725
1,051	VF Corp.	73,454

		433,286

Thrifts & Mortgage Finance - 0.8%
580	Fannie Mae	30,537
2,735	Freddie Mac	173,946
1,756	IndyMac Bancorp, Inc.	68,660
3,808	Washington Mutual, Inc.	159,517

		432,660

Tobacco - 0.6%
2,740	Altria Group, Inc.	228,872
960	Reynolds American, Inc.	62,467
907	UST, Inc.	47,944

		339,283

Utilities - 0.1%
1,748	Wisconsin Energy Corp.	75,164

Wireless Telecommunication Services - 0.6%
2,064	America Movil SA de CV ADR, Series L	77,008
16,467	China Unicom Ltd. ADR	148,038
605	OAO Vimpel-Communications ADR *	32,864
1,925	SBA Communications Corp. Class A *	49,549
1,345	Tim Participacoes SA ADR	39,462

		346,921

	TOTAL COMMON STOCKS (Cost $27,347,402)	$28,451,032

INVESTMENT COMPANIES - 42.2%
135,365	iShares DJ Select Dividend Index Fund	$8,923,247
78,534	iShares Russell 1000 Value Index Fund	5,963,087
22,000	iShares S&P 100 Index Fund	1,331,000
8,691	iShares S&P 500 Value Index Fund	610,977
392,335	PowerShares High Yield Equity Dividend Achievers Portfolio	6,057,613

	TOTAL INVESTMENT COMPANIES
	(Cost $22,114,301)	$22,885,924

See notes to the financial statements.

20

Evolution Large Cap Fund
Schedule of Investments (continued)
August 31, 2006

Face
Amount		Value

SHORT-TERM INVESTMENTS - 3.1%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.8%
$1,500,000	Federal Home Loan Bank Discount Note, 5.08%, 09/01/2006
	(Cost $1,500,000)	$1,500,000

Shares		Value

MONEY MARKET FUND - 0.3%
164,918	Fidelity Institutional Money Market Portfolio
	(Cost $164,918)	$164,918

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,664,918)	$1,664,918

	TOTAL INVESTMENTS
	(Cost $51,126,621) - 97.8%	$53,001,874
	Other Assets in Excess of Liabilities - 2.2%	1,196,305

	TOTAL NET ASSETS - 100.0%	$54,198,179

Percentages are calculated as a percent of net assets.
ADR American Depository Receipt
* Non-income producing security
See notes to the financial statements.

21

Evolution Small Cap Fund
Schedule of Investments
August 31, 2006

Shares		Value

COMMON STOCKS - 83.4%
Aerospace & Defense - 0.9%
4,085	AAR Corp. *	$91,136
3,069	Argon ST, Inc. *	78,935
2,339	Ceradyne, Inc. *	103,080
3,306	Curtiss-Wright Corp.	102,783
2,308	Ladish, Inc. *	80,711
453	Sequa Corp. *	41,585

		498,230

Air Freight & Logistics - 0.5%
8,320	Forward Air Corp.	267,405

Airlines - 0.8%
25,948	ExpressJet Holdings, Inc. *	181,376
13,003	Mesa Air Group, Inc. *	102,724
8,155	Republic Airways Holdings, Inc. *	129,991

		414,091

Auto Components - 0.5%
1,086	Keystone Automotive Industries, Inc. *	37,347
5,144	Midas, Inc. *	100,617
5,817	Modine Manufacturing Co.	135,478

		273,442

Beverages - 0.2%
13,361	Jones Soda Co. *	101,677

Biotechnology - 2.0%
6,892	Alkermes, Inc. *	112,684
7,205	BioMarin Pharmaceuticals, Inc. *	119,891
7,161	Crucell NV ADR *	152,171
5,060	Cubist Pharmaceuticals, Inc. *	118,708
11,081	CV Therapeutics, Inc. *	124,661
2,384	Digene Corp. *	99,294
2,717	Luminex Corp. *	51,650
22,525	ViroPharma, Inc. *	281,788

		1,060,847

Building Products - 0.7%
6,288	Apogee Enterprises, Inc.	94,383
7,476	PW Eagle, Inc.	260,688

		355,071

Capital Markets - 0.6%
1,454	optionsXpress Holdings, Inc.	37,979
5,484	SWS Group, Inc.	134,906
10,268	TradeStation Group, Inc. *	150,426

		323,311

Chemicals - 2.0%
4,805	Arch Chemicals, Inc.	133,291
4,785	HB Fuller Co.	92,015
8,207	Headwaters, Inc. *	181,539
7,668	Hercules, Inc. *	119,621
5,129	Koppers Holdings, Inc.	86,937
1,313	NewMarket Corp.	81,314
2,370	Olin Corp.	35,621
2,522	OM Group, Inc. *	100,880
7,612	Pioneer Companies, Inc. *	185,428
5,169	PolyOne Corp. *	44,815

		1,061,461

Commercial Banks - 4.4%
1,988	Alabama National Bancorporation	134,806
3,168	Capitol Bancorp Ltd.	133,595
3,728	Central Pacific Financial Corp.	134,916
7,568	Columbia Banking System, Inc.	236,727
3,514	Community Trust Bancorp, Inc.	135,008
3,488	First Community Bancorp	186,992
3,275	Frontier Financial Corp.	133,915
4,121	Glacier Bancorp, Inc.	133,850
2,837	Hancock Holding Co.	147,070
6,369	Intervest Bancshares Corp. *	267,625
2,958	Mid-State Bancshares	80,073
2,070	Nara Bancorp, Inc.	38,295
4,813	Pacific Capital Bancorp	134,572
3,182	Preferred Bank	178,351
4,444	Texas United Bancshares, Inc.	147,407
4,930	Umpqua Holdings Corp.	134,934

		2,358,136

Commercial Services & Supplies - 4.0%
9,749	51job, Inc. ADR *	143,408
9,371	Asset Acceptance Capital Corp. *	138,597
2,874	Banta Corp.	135,222
1,063	Brady Corp.	40,607
3,799	Casella Waste Systems, Inc. *	44,714
6,000	Central Parking Corp.	99,840
See notes to the financial statements.

22

Evolution Small Cap Fund
Schedule of Investments (continued)
August 31, 2006

Shares		Value

Commercial Services & Supplies - 4.0% (Continued)
2,165	Deluxe Corp.	$38,797
7,955	Gevity HR, Inc.	204,523
2,185	Heidrick & Struggles International, Inc. *	77,699
11,332	IHS, Inc. - Class A *	340,073
2,072	John H. Harland Co.	77,410
6,444	Knoll, Inc.	114,896
8,838	LECG Corp. *	149,804
9,930	Spherion Corp. *	74,177
1,646	United Stationers, Inc. *	75,436
7,906	Universal Technical Institute, Inc. *	145,866
4,291	Volt Information Sciences, Inc. *	182,968
1,212	Waste Connections, Inc. *	44,565

		2,128,602

Communications Equipment - 1.8%
21,006	3Com Corp. *	93,057
2,662	Avocent Corp. *	80,472
741	Comtech Telecommunications Corp. *	24,253
6,517	Interdigital Communications Corp. *	216,560
6,836	Netgear, Inc. *	134,464
5,798	NICE Systems Ltd. ADR *	144,718
44,219	Pegasus Wireless Corp. *	151,671
1,355	Plantronics, Inc.	24,282
12,278	UTStarcom, Inc. *	100,802

		970,279

Computers & Peripherals - 0.3%
672	Komag, Inc. *	24,165
6,253	Palm, Inc. *	91,044
1,013	Synaptics, Inc. *	25,619

		140,828

Construction Materials - 0.2%
1,971	Texas Industries, Inc.	92,519

Consumer Finance - 1.3%
4,219	Dollar Financial Corp. *	80,541
8,055	Ezcorp, Inc. *	316,320
7,177	World Acceptance Corp. *	286,864

		683,725

Containers & Packaging - 1.1%
1,559	Aptargroup, Inc.	80,288
4,365	Greif, Inc.	309,260
10,018	Rock-Tenn Co. - Class A	193,548

		583,096

Crude Petroleum And Natural Gas - 0.3%
11,753	Exploration Co. *	137,863
1,141	GMX Resources, Inc. *	36,352

		174,215

Distributors - 0.3%
6,938	Building Materials Holding Corp.	181,221

Electric Utilities - 0.6%
5,657	Otter Tail Corp.	170,558
4,619	PNM Resources, Inc.	132,427

		302,985

Electrical Equipment - 0.4%
2,072	Acuity Brands, Inc.	88,537
780	Genlyte Group, Inc. *	51,113
8,007	Vicor Corp.	100,568

		240,218

Electronic Equipment & Instruments - 2.7%
9,768	Aeroflex, Inc. *	101,783
15,584	CalAmp Corp. *	104,880
7,056	Daktronics, Inc.	147,259
5,185	Electro Scientific Industries, Inc. *	103,233
936	Flir Systems, Inc. *	25,927
3,195	Multi-Fineline Electronix, Inc. *	72,143
5,739	Newport Corp. *	101,179
5,121	OSI Systems, Inc. *	100,832
5,105	Park Electrochemical Corp.	133,241
7,787	Radisys Corp. *	184,318
789	Scansource, Inc. *	24,491
8,651	Sirenza Microdevices, Inc. *	80,195
4,406	SYNNEX Corp. *	97,945
10,274	Taser International, Inc. *	79,829
7,633	Zygo Corp. *	101,595

		1,458,850

See notes to the financial statements.

23

Evolution Small Cap Fund
Schedule of Investments (continued)
August 31, 2006

Shares		Value

Energy Equipment & Services - 2.5%
677	Dril-Quip, Inc. *	$51,987
2,301	Lufkin Industries, Inc.	144,963
8,325	NS Group, Inc. *	378,954
5,538	Oil States International, Inc. *	176,995
7,026	RPC, Inc.	143,611
9,017	Trico Marine Service, Inc. *	323,440
7,360	Warrior Energy Service Corp. *	140,576

		1,360,526

Food & Staples Retailing - 0.2%
3,400	Weis Markets, Inc.	134,334

Food Products - 1.4%
6,893	Delta & Pine Land Co.	278,891
12,061	Diamond Foods, Inc.	180,071
4,182	Ralcorp Holdings, Inc. *	206,883
2,773	Tootsie Roll Industries, Inc.	80,445

		746,290

Gas Utilities - 1.1%
5,710	Cascade Natural Gas Corp.	146,462
1,114	The Laclede Group, Inc.	36,305
2,997	Nicor, Inc.	130,849
3,519	Northwest Natural Gas Co.	134,602
6,488	Piedmont Natural Gas Co.	169,142

		617,360

Health Care Equipment & Supplies - 3.0%
2,814	Analogic Corp.	159,920
16,129	Cerus Corp. *	104,516
6,614	China Medical Technologies, Inc. ADR *	145,706
7,266	Cyberonics, Inc. *	118,290
888	Haemonetics Corp. *	41,363
3,019	ICU Medical, Inc. *	132,866
8,387	Palomar Medical Technologies, Inc. *	332,964
15,505	Zoll Medical Corp. *	587,795

		1,623,420

Health Care Providers & Services - 3.8%
1,815	Air Methods Corp. *	42,290
9,461	AMERIGROUP Corp. *	298,400
5,521	AMN Healthcare Services, Inc. *	132,504
7,484	Amsurg Corp. *	180,140
1,707	Healthways, Inc. *	88,115
4,244	Kindred Healthcare, Inc. *	132,158
6,501	LHC Group, Inc. *	156,024
7,655	Magellan Health Services, Inc. *	367,976
3,776	Matria Healthcare, Inc. *	101,952
4,172	Owens & Minor, Inc.	134,213
6,986	PRA International *	181,496
10,261	Sun Healthcare Group, Inc. *	108,459
3,447	Sunrise Senior Living, Inc. *	101,721

		2,025,448

Health Care Technology - 0.3%
5,165	Vital Images, Inc. *	151,644

Hotels Restaurants & Leisure - 1.8%
6,821	AFC Enterprises, Inc. *	102,042
3,545	Bob Evans Farms, Inc.	100,465
1,334	Buffalo Wild Wings, Inc. *	46,490
6,722	California Pizza Kitchen, Inc. *	191,981
6,023	CKE Restaurants, Inc.	93,537
2,831	Ctrip.com International Ltd. ADR	146,165
1,294	Papa John’s International, Inc. *	43,996
3,957	Ruby Tuesday, Inc.	102,170
3,828	Shuffle Master, Inc. *	106,533
1,001	Speedway Motorsports, Inc.	37,307

		970,686

Household Durables - 2.6%
3,125	American Greetings Corp. - Class A	76,625
702	Avatar Holdings, Inc. *	38,694
5,871	Brookfield Homes Corp.	138,556
3,970	Desarrolladora Homex SA de CV ADR *	147,128
3,910	Furniture Brands International, Inc.	74,876
19,503	Kimball International, Inc.	344,033
6,675	Sealy Corp.	91,982
3,243	Technical Olympic USA, Inc.	39,435
18,007	Tempur-Pedic International, Inc. *	289,012
7,040	The Yankee Candle Co., Inc.	181,984

		1,422,325

See notes to the financial statements.

24

Evolution Small Cap Fund
Schedule of Investments (continued)
August 31, 2006

Shares		Value

Household Products - 0.6%
17,214	Ionatron, Inc. *	$105,522
6,473	WD-40 Co.	224,937

		330,459

Insurance - 2.9%
8,970	Commerce Group, Inc.	267,216
4,781	Delphi Financial Group, Inc. - Class A	185,885
4,665	EMC Insurance Group, Inc.	136,731
1,337	FPIC Insurance Group, Inc. *	55,138
3,744	Harleysville Group, Inc.	134,746
3,279	The Midland Co.	135,751
4,388	Odyssey Re Holdings Corp.	133,395
1,657	RLI Corp.	81,027
895	Safety Insurance Group, Inc.	46,021
3,948	Selective Insurance Group, Inc.	205,375
1,425	Tower Group, Inc.	41,553
3,592	Zenith National Insurance Corp.	135,778

		1,558,616

Internet & Catalog Retail - 0.4%
2,249	Blue Nile, Inc. *	77,186
9,271	FTD Group, Inc. *	146,945

		224,131

Internet Software & Services - 3.3%
814	Bankrate, Inc. *	23,134
1,388	Click Commerce, Inc. *	25,414
10,336	CNET Networks, Inc. *	97,469
3,038	Digital Insight Corp. *	79,018
502	Digital River, Inc. *	24,367
24,746	Earthlink, Inc. *	181,883
717	Equinix, Inc. *	41,350
19,293	Internet Initiative Japan, Inc. ADR *	150,100
979	j2 Global Communications, Inc. *	24,602
2,264	RealNetworks, Inc. *	24,972
9,197	Rediff.com India Ltd. ADR *	151,658
9,049	Shanda Interactive Entertainment Ltd. ADR *	148,585
16,751	Sify Ltd. ADR *	155,282
1,088	Sohu.com, Inc. *	23,729
12,079	TheStreet.com, Inc.	129,970
11,488	Tom Online, Inc. ADR *	154,743
24,679	United Online, Inc.	283,068
660	WebEx Communications, Inc. *	23,562
1,168	Websense, Inc. *	24,143

		1,767,049

IT Services - 0.9%
4,444	eFunds Corp. *	103,189
6,400	Forrester Research, Inc. *	188,928
5,895	Mantech International Corp. - Class A *	179,444

		471,561

Leisure Equipment & Products - 0.8%
6,139	Jakks Pacific, Inc. *	100,311
20,123	Leapfrog Enterprises, Inc. *	154,142
3,629	Marvel Entertainment, Inc. *	77,806
2,126	Polaris Industries, Inc.	81,001

		413,260

Life Science Tools & Services - 0.2%
13,442	Exelixis, Inc. *	130,791

Machinery - 2.2%
2,213	Albany International Corp.	77,278
8,185	Barnes Group, Inc.	134,398
989	Cascade Corp.	37,582
7,220	Flow International Corp. *	95,015
7,062	Freightcar America, Inc.	411,008
1,424	Gehl Co. *	37,166
3,525	Greenbrier Companies, Inc.	97,925
1,671	Middleby Corp. *	131,240
829	Nordson Corp.	33,193
3,422	Robbins & Myers, Inc.	98,554
1,596	Tennant Co.	43,188

		1,196,547

Marine - 0.1%
1,516	American Commercial Lines, Inc. *	79,590

Media - 2.5%
3,589	Arbitron, Inc.	134,659
4,632	Catalina Marketing Corp.	132,707
See notes to the financial statements.

25

Evolution Small Cap Fund
Schedule of Investments (continued)
August 31, 2006

Shares		Value

Media - 2.5% (Continued)
8,549	Citadel Broadcasting Corp.	$78,565
11,431	Cox Radio, Inc. *	181,296
12,873	Journal Register Co.	93,973
2,223	Media General, Inc. - Class A	87,408
17,108	Mediacom Communications Corp. *	117,019
16,543	Net Servicos de Comunicacao SA ADR	148,887
9,091	Valassis Communications, Inc. *	179,275
24,780	Westwood One, Inc.	181,637

		1,335,426

Metals & Mining - 2.1%
2,582	Century Aluminum Co. *	89,621
1,252	Chaparral Steel Co. *	89,418
4,035	Cleveland-Cliffs, Inc.	147,156
6,310	Olympic Steel, Inc.	174,471
5,274	Quanex Corp.	181,056
6,783	Randgold Resources Ltd. ADR *	152,211
2,361	RTI International Metals, Inc. *	102,397
2,950	Schnitzer Steel Industries, Inc. - Class A	93,663
4,478	Worthington Industries, Inc.	85,575

		1,115,568

Multi-Utilities & Unregulated Power - 0.4%
7,867	Avista Corp.	190,696

Oil, Gas & Consumable Fuels - 2.6%
4,575	Alon USA Energy, Inc.	160,445
1,027	Arena Resources, Inc. *	39,642
2,910	ATP Oil & Gas Corp. *	113,781
1,054	Berry Petroleum Co. - Class A	32,916
1,390	Carrizo Oil & Gas, Inc. *	38,725
13,950	Harvest Natural Resources, Inc. *	178,421
5,498	Maritrans, Inc.	136,076
6,141	Pacific Ethanol, Inc. *	113,793
11,370	Petroquest Energy, Inc. *	136,781
15,763	Rentech, Inc. *	82,598
21,598	Vaalco Energy, Inc. *	177,536
7,928	Western Refining, Inc.	186,863

		1,397,577

Paper & Forest Products - 0.3%
8,960	Votorantim Celulose e Papel SA ADR	144,525

Personal Products - 1.0%
22,768	Mannatech, Inc.	329,681
19,232	Medifast, Inc. *	228,476

		558,157

Pharmaceuticals - 1.5%
3,284	Adams Respiratory Therapeutics, Inc. *	133,987
12,240	Bradley Pharmaceuticals, Inc. *	181,274
4,688	Dr. Reddy’s Laboratories Ltd. ADR	144,437
5,882	Hi-Tech Pharmacal Co., Inc. *	100,641
4,246	New River Pharmaceuticals, Inc. *	110,736
8,453	Sciele Pharma, Inc. *	147,928

		819,003

Real Estate - 0.3%
12,999	IRSA Inversiones y Representaciones SA ADR *	153,388

Real Estate Investment Trusts - 1.5%
4,216	American Home Mortgage Investment Corp.	133,647
5,360	Arbor Realty Trust, Inc.	134,804
3,446	Capital Trust, Inc. - Class A	135,256
2,517	Equity Lifestyle Properties, Inc.	112,837
4,847	National Health Investors, Inc.	132,517
4,848	Newcastle Investment Corp.	133,126

		782,187

Road & Rail - 1.0%
4,219	Arkansas Best Corp.	186,269
1,645	Genesee & Wyoming, Inc. *	40,944
5,765	Old Dominion Freight Line, Inc. *	184,019
7,213	US Xpress Enterprises, Inc. - Class A *	150,246

		561,478

See notes to the financial statements.

26

Evolution Small Cap Fund
Schedule of Investments (continued)
August 31, 2006

Shares		Value

Semiconductor & Semiconductor Equipment - 4.9%
18,488	Actions Semiconductor Co. Ltd. ADR *	$147,719
6,938	Advanced Energy Industries, Inc. *	99,699
13,291	Asyst Technologies, Inc. *	99,550
1,093	Formfactor, Inc. *	52,748
575	Hittite Microwave Corp. *	25,979
4,069	Intevac, Inc. *	68,359
24,593	Micrel, Inc. *	246,422
7,019	MKS Instruments, Inc. *	146,627
10,927	Monolithic Power Systems, Inc. *	98,998
3,439	Netlogic Microsystems, Inc. *	101,485
23,779	O2micro International Ltd. ADR *	142,912
9,658	Omnivision Technologies, Inc. *	160,323
13,335	ON Semiconductor Corp. *	80,143
13,094	Portalplayer, Inc. *	159,223
15,550	Silicon Image, Inc. *	180,536
3,524	Standard Microsystems Corp. *	98,919
23,779	STATS ChipPAC Ltd. ADR *	151,234
3,966	Supertex, Inc. *	140,277
727	Tessera Technologies, Inc. *	23,918
85,844	Transmeta Corp. *	101,296
4,713	Trident Microsystems, Inc. *	97,229
6,560	Volterra Semiconductor Corp. *	98,925
5,655	Zoran Corp. *	100,772

		2,623,293

Software - 2.4%
1,145	Ansoft Corp. *	27,526
518	Ansys, Inc. *	24,211
1,049	Blackbaud, Inc.	24,242
858	Blackboard, Inc. *	22,866
19,126	Kongzhong Corp. ADR *	141,724
6,293	Macrovision Corp. *	146,501
1,085	MicroStrategy, Inc. - Class A *	98,952
595	Quality Systems, Inc.	23,859
27,056	Secure Computing Corp. *	171,806
9,050	Smith Micro Software, Inc. *	121,813
1,621	Sonic Solutions, Inc. *	24,331
5,545	The9 Ltd. ADR *	147,497
3,918	THQ, Inc. *	101,084
12,260	TIBCO Software, Inc. *	96,364
5,164	Ultimate Software Group, Inc. *	116,706
2,711	VASCO Data Security International, Inc. *	24,399

		1,313,881

Specialty Retail - 2.9%
3,976	The Buckle, Inc.	134,786
11,906	The Cato Corp. - Class A	276,576
756	The Childrens Place Retail Stores, Inc. *	43,825
3,908	Citi Trends, Inc. *	122,829
5,296	DSW, Inc. - Class A *	148,235
1,629	Genesco, Inc. *	44,765
3,239	Hibbett Sporting Goods, Inc. *	79,453
15,685	New York & Co., Inc. *	179,123
990	The Pantry, Inc. *	46,392
5,607	Payless Shoesource, Inc. *	131,540
1,835	Shoe Carnival, Inc. *	41,948
8,091	Sonic Automotive, Inc.	171,125
4,928	Stage Stores, Inc.	129,902
1,626	The Talbots, Inc.	35,788

		1,586,287

Telecommunication Services - 2.4%
8,996	Broadwing Corp. *	103,004
20,227	Compania De Telecomunics Chile ADR	148,466
14,042	CT Communications, Inc.	323,528
7,245	IDT Corp. - Class B *	103,458
2,619	Golden Telecom, Inc.	79,879
21,633	Mahanagar Tel Nigam Ltd. ADR	143,427
23,198	Premiere Global Services, Inc. *	180,944
31,425	Talk America Holdings, Inc. *	182,265

		1,264,971

Textiles, Apparel & Luxury Goods - 1.6%
728	Columbia Sportswear Co. *	35,541
2,978	Crocs, Inc. *	80,466
1,298	K-Swiss, Inc. - Class A	35,708
9,765	Stride Rite Corp.	134,269
6,389	Timberland Co. *	181,511
2,639	Under Armour, Inc. - Class A *	90,887
11,782	Wolverine World Wide, Inc.	297,260

		855,642

See notes to the financial statements.

27

Evolution Small Cap Fund
Schedule of Investments (continued)
August 31, 2006

Shares		Value

Thrifts & Mortgage Finance - 1.3%
6,185	Corus Bankshares, Inc.	$134,895
14,457	First Niagara Financial Group, Inc.	216,277
1,819	Harbor Florida Bancshares, Inc.	80,564
9,098	Ocwen Financial Corp. *	134,195
9,355	Saxon Capital, Inc.	130,128

		696,059

Tobacco - 0.2%
6,853	Vector Group Ltd.	118,351

Trading Companies & Distributors - 0.2%
5,919	Applied Industrial Technologies, Inc.	133,829

Wireless Telecommunication Services - 0.6%
33,011	Linktone Ltd. ADR *	155,152
12,414	Turkcell Iletisim Hizmetleri AS ADR	148,968

		304,120

	TOTAL COMMON STOCKS (Cost $43,258,217)	$44,848,684

INVESTMENT COMPANIES - 3.4%
13,279	Apollo Investment Corp.	$265,182
18,015	iShares Russell 2000 Value Index Fund	1,323,922
16,525	MCG Capital Corp.	265,061

	TOTAL INVESTMENT COMPANIES (Cost $1,786,148)	$1,854,165

See notes to the financial statements.

28

Evolution Small Cap Fund
Schedule of Investments (continued)
August 31, 2006

Face
Amount		Value

SHORT-TERM INVESTMENTS - 14.7%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.1%
$7,601,000	Federal Home Loan Bank Discount Note, 5.08%, 09/01/2006 (Cost $7,601,000)	$7,601,000

Shares		Value

MONEY MARKET FUND - 0.6%
312,825	Fidelity Institutional Money Market Portfolio (Cost $312,825)	$312,825

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,913,825)	$7,913,825

	TOTAL INVESTMENTS (Cost $52,958,190) - 101.5%	$54,616,674
	Liabilities in Excess of Other Assets - (1.5)%	(821,729)

	TOTAL NET ASSETS - 100.0%	$53,794,945

Percentages are calculated as a percent of net assets.

ADR	American Depository Receipt
* Non-income producing security.
See notes to the financial statements.

29

Evolution Total Return Fund
Schedule of Investments
August 31, 2006

Shares		Value

COMMON STOCKS - 59.9%
Aerospace & Defense - 1.6%
12,782	Goodrich Corp.	$497,859
12,641	Kaman Corp.	226,400
4,702	Raytheon Co.	221,982

		946,241

Auto Components - 0.3%
11,686	Gentex Corp.	169,213

Beverages - 0.8%
21,562	PepsiAmericas, Inc.	495,710

Building Products - 0.3%
7,406	Masco Corp.	202,998

Chemicals - 1.6%
9,850	A. Schulman, Inc.	232,362
4,485	The Dow Chemical Co.	171,013
11,412	Lubrizol Corp.	496,308
518	PPG Industries, Inc.	32,820

		932,503

Commercial Banks - 6.0%
967	Bank of America Corp.	49,771
6,290	Central Pacific Financial Corp.	227,635
7,877	Chittenden Corp.	227,251
3,891	Comerica, Inc.	222,760
10,199	Community Bank System, Inc.	223,052
1,361	KeyCorp	50,071
1,425	National City Corp.	49,277
7,378	Regions Financial Corp.	265,534
3,488	SunTrust Banks, Inc.	266,483
9,080	Susquehanna Bancshares, Inc.	222,188
48,585	TrustCo Bank Corp.	534,435
18,298	US Bancorp	586,817
897	Wachovia Corp.	49,003
11,096	Westamerica Bancorporation	530,722

		3,504,999

Commercial Services & Supplies - 2.2%
12,419	ABM Industries, Inc.	223,418
27,628	Deluxe Corp.	495,094
1,555	H&R Block, Inc.	32,701
754	Pitney Bowes, Inc.	$32,867
14,964	Waste Management, Inc.	512,966

		1,297,046

Communications Equipment - 0.4%
23,496	Andrew Corp. *	217,338

Consumer Services - 0.5%
7,309	CPI Corp.	288,194

Containers & Packaging - 0.5%
14,487	Rock-Tenn Co. - Class A	279,889

Distributors - 0.1%
1,223	Genuine Parts Co.	50,547

Electric Utilities - 1.0%
10,317	Hawaiian Electric Industries, Inc.	282,892
7,611	OGE Energy Corp.	283,434

		566,326

Electrical Equipment - 0.3%
3,630	Hubbell, Inc. - Class B	168,795

Financial Services - 0.2%
1,029	Citigroup, Inc.	50,781
1,102	JPMorgan Chase & Co.	50,318

		101,099

Food & Staples Retailing - 0.9%
22,159	Nash Finch Co.	506,333

Food Products - 2.6%
6,865	Delta & Pine Land Co.	277,758
14,313	General Mills, Inc.	776,194
1,211	H.J. Heinz Co.	50,668
4,550	The J.M. Smucker Co.	221,266
649	Kellogg Co.	32,904
3,630	Wm. Wrigley Jr. Co.	168,505

		1,527,295

See notes to the financial statements.

30

Evolution Total Return Fund
Schedule of Investments (continued)
August 31, 2006

Shares		Value

Health Care Equipment & Supplies - 0.1%
575	Hillenbrand Industries, Inc.	$32,815

Hotels Restaurants & Leisure - 1.1%
18,526	McDonald’s Corp.	665,083

Household Durables - 3.3%
12,483	Bassett Furniture Industries, Inc.	215,706
6,872	Fortune Brands, Inc.	498,907
37,281	Furniture Brands International, Inc.	713,931
10,598	The Stanley Works	500,544

		1,929,088

Household Products - 0.8%
8,196	Clorox Co.	490,203

Industrial Conglomerates - 0.0%
454	3M Co.	32,552

Insurance - 4.7%
26,102	Cincinnati Financial Corp.	1,217,919
12,192	Horace Mann Educators Corp.	223,845
11,428	MBIA, Inc.	704,308
18,558	Old Republic International Corp.	387,862
6,636	Stewart Information Services Corp.	226,354

		2,760,288

Internet Software & Services - 0.1%
2,921	United Online, Inc.	33,504

Leisure Equipment & Products - 0.5%
16,803	Callaway Golf Co.	225,328
1,612	Hasbro, Inc.	32,724
1,735	Mattel, Inc.	32,688
864	Polaris Industries, Inc.	32,918

		323,658

Machinery - 0.3%
10,152	Barnes Group, Inc.	166,696

Manufacturing - 0.3%
2,733	The Procter & Gamble Co.	$169,173

Media - 3.7%
31,869	Belo Corp. - Class A	519,465
18,327	CBS Corp. - Class B	523,236
1,301	Entercom Communications Corp.	33,058
579	Gannett Co., Inc.	32,916
19,973	Lee Enterprises, Inc.	494,531
1,024	Tribune Co.	31,959
72,454	Westwood One, Inc.	531,088

		2,166,253

Metals & Mining - 0.4%
3,529	Freeport-McMoRan Copper & Gold, Inc. - Class B	205,423
656	Nucor Corp.	32,059

		237,482

Multiline Retail - 0.0%
2,373	Tuesday Morning Corp.	31,988

Multi-Utilities & Unregulated Power - 0.5%
11,761	Avista Corp.	285,087

Oil & Gas - 0.5%
1,269	Chevron Corp.	81,724
2,963	Exxon Mobil Corp.	200,506

		282,230

Paper & Forest Products - 0.8%
11,459	Louisiana-Pacific Corp.	224,138
11,605	Schweitzer-Mauduit International, Inc.	220,495
830	Weyerhaeuser Co.	51,460

		496,093

Personal Products - 0.1%
1,124	Avon Products, Inc.	32,270

Pharmaceuticals - 4.6%
2,316	Bristol-Myers Squibb Co.	50,373
8,260	Johnson & Johnson	534,092
See notes to the financial statements.

31

Evolution Total Return Fund
Schedule of Investments (continued)
August 31, 2006

Shares		Value

Pharmaceuticals - 4.6% (Continued)
33,288	Merck & Co., Inc.	$1,349,828
28,364	Pfizer, Inc.	781,712

		2,716,005

Real Estate Investment Trusts - 10.9%
5,235	Archstone-Smith Trust	278,397
10,829	Entertainment Properties Trust	539,934
7,474	Equity Office Properties Trust	277,210
2,272	Essex Property Trust, Inc.	285,068
16,958	Kimco Realty Corp.	704,605
32,147	LTC Properties, Inc.	765,741
24,241	National Retail Properties, Inc.	539,120
19,630	New Plan Excel Realty Trust	541,592
9,402	Prologis	530,837
8,078	Public Storage, Inc.	699,959
7,989	Regency Centers Corp.	537,420
16,762	Weingarten Realty Investors	711,044

		6,410,927

Semiconductor & Semiconductor Equipment - 1.0%
1,666	Intel Corp.	32,554
15,853	Microchip Technology, Inc.	541,538

		574,092

Software - 0.5%
7,226	The Reynolds & Reynolds Co. - Class A	277,189

Specialty Retail - 1.0%
10,385	The Sherwin-Williams Co.	536,281
1,540	Sonic Automotive, Inc.	32,571

		568,852

Telecommunication Services - 0.7%
1,639	AT&T, Inc.	51,022
6,907	BellSouth Corp.	281,253
941	Commonwealth Telephone Enterprises, Inc.	33,180
1,447	Verizon Communications, Inc.	50,906

		416,361

Thrifts & Mortgage Finance - 2.7%
10,141	Fannie Mae	$533,924
14,962	First Niagara Financial Group, Inc.	223,832
15,675	Fremont General Corp.	223,839
24,138	Washington Federal, Inc.	536,346
1,171	Washington Mutual, Inc.	49,053

		1,566,994

Tobacco - 2.0%
3,314	Altria Group, Inc.	276,818
4,840	Reynolds American, Inc.	314,939
10,677	UST, Inc.	564,386

		1,156,143

	TOTAL COMMON STOCKS (Cost $33,784,465)	$35,075,552

INVESTMENT COMPANIES - 39.0%
103,750	iShares Cohen & Steers Realty Majors Index Fund	$9,373,813
24,393	iShares DJ Select Dividend Index Fund	1,607,984
87,967	iShares Dow Jones U.S. Utilities Sector Index Fund	7,483,352
11,698	iShares Lehman 7-10 Year Treasury Bond Fund	965,085
9,135	iShares Lehman 20+ Year Treasury Bond Fund	804,885
6,316	iShares Lehman Treasury Inflation Protected Securities Fund	641,769
62,675	PowerShares High Yield Equity Dividend Achievers Portfolio	967,696
56,647	PowerShares International Dividend Achievers Portfolio	968,664

	TOTAL INVESTMENT COMPANIES	$22,813,248

	(Cost $21,424,305)
See notes to the financial statements.

32

Evolution Total Return Fund
Schedule of Investments (continued)
August 31, 2006

Face
Amount		Value

SHORT-TERM INVESTMENTS - 1.2%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.9%
$500,000	Federal Home Loan Bank Discount Note, 5.08%, 09/01/2006 (Cost $500,000)	$500,000

Shares		Value

MONEY MARKET FUND - 0.3%
139,753	Fidelity Institutional Money Market Portfolio (Cost $139,753)	$139,753

	TOTAL SHORT-TERM INVESTMENTS (Cost $639,753)	$639,753

	TOTAL INVESTMENTS (Cost $55,848,523) - 100.1%	$58,528,553
	Liabilities in Excess of Other Assets - (0.1)%	(9,572)

	TOTAL NET ASSETS - 100.0%	$58,518,981

Percentages are calculated as a percent of net assets.
* Non-income producing security.
See notes to the financial statements.

33

Statements of Assets and Liabilities
August 31, 2006

	Evolution Managed	Evolution All-Cap
	Bond Fund	Equity Fund

Assets:
Investments, at market value (Note 2)	$46,993,997	$114,497,904
Receivable for Fund shares sold	149,301	137,093
Receivable for investments sold	2,119,553	4,716,018
Dividends and interest receivable	12,135	286,076
Other assets	22,225	25,926

Total Assets	49,297,211	119,663,017

Liabilities:
Payable for investments purchased	2,052,428	6,459,865
Payable for Fund shares redeemed	214,153	338,254
Payable to Custodian	13,717	—
Accrued distribution expenses	9,739	23,666
Accrued advisory expense	26,954	64,137
Accrued expenses and other liabilities	48,031	55,880

Total Liabilities	2,365,022	6,941,802

Net Assets	$46,932,189	$112,721,215

Net Assets Consist Of:
Capital stock	$48,671,720	$110,944,192
Accumulated undistributed net investment income (loss)	652,994	658,933
Accumulated undistributed net realized gain (loss) on investments sold and swaps	(3,200,042)	(3,006,215)
Net unrealized appreciation (depreciation) on investments	807,517	4,124,305

Total Net Assets	$46,932,189	$112,721,215

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$46,932,189	$112,721,215
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	2,689,356	4,954,329
Net Asset Value, Redemption Price and Offering Price Per Share	$17.45	$22.75

Cost of Investments	$46,186,480	$110,373,599

See notes to the financial statements.

34

Statements of Assets and Liabilities (continued)
August 31, 2006

	Evolution Large	Evolution Small	Evolution Total
	Cap Fund	Cap Fund	Return Fund

Assets:
Investments, at market value (Note 2)	$53,001,874	$54,616,674	$58,528,553
Cash	24,796	7,283	6,285
Receivable for Fund shares sold	70,711	866	35,398
Receivable for investments sold	2,677,657	4,850,277	1,698,624
Dividends and interest receivable	97,041	55,359	91,625
Other assets	26,940	26,556	23,520

Total Assets	55,899,019	59,557,015	60,384,005

LIABILITIES:
Payable for investments purchased	1,406,217	5,463,359	1,532,556
Payable for Fund shares redeemed	205,162	208,263	237,376
Accrued distribution expenses	11,504	11,369	12,282
Accrued advisory expense	31,367	32,820	36,473
Accrued expenses and other liabilities	46,590	46,259	46,337

Total Liabilities	1,700,840	5,762,070	1,865,024

Net Assets	$54,198,179	$53,794,945	$58,518,981

Net Assets Consist Of:
Capital stock	$56,219,890	$58,905,805	$57,345,868
Accumulated undistributed net investment income (loss)	275,971	113,343	140,388
Accumulated undistributed net realized gain (loss) on investments sold and swaps	(4,172,935)	(6,882,687)	(1,647,305)
Net unrealized appreciation (depreciation) on investments	1,875,253	1,658,484	2,680,030

Total Net Assets	$54,198,179	$53,794,945	$58,518,981

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$54,198,179	$53,794,945	$58,518,981
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	2,781,649	2,968,204	2,834,193
Net Asset Value, Redemption Price and Offering Price Per Share	$19.48	$18.12	$20.65

Cost of Investments	$51,126,621	$52,958,190	$55,848,523

See notes to the financial statements.

35

Statements of Operations
Year Ended August 31, 2006

	Evolution Managed	Evolution All-Cap
	Bond Fund	Equity Fund

Investment income:
Dividend income (net of foreign withholding tax of $0 and $61,113, respectively)	$1,059,092	$1,352,685
Interest income	555,858	580,688

Total investment income	1,614,950	1,933,373

Expenses:
Investment advisory fees	356,015	751,424
Distribution expenses	89,004	187,856
Administration fees	18,639	21,351
Shareholder servicing fees	73,592	149,917
Fund accounting fees	26,498	39,876
Custody fees	11,722	20,586
Federal and state registration	16,056	16,830
Professional fees	30,820	37,768
Reports to shareholders	13,311	18,283
Directors’ fees and expenses	3,727	6,783
Other	3,870	5,115

Total expenses before reimbursement or recoupment and dividends on short positions	643,254	1,255,789
Dividends on short positions	18,159	—

Net expenses after dividends on short positions	661,413	1,255,789
Less: Reimbursement of expenses or recoupment from Advisor	(7,084)	13,064

Total expenses	654,329	1,268,853

Net investment income (loss)	960,621	664,520

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(1,689,790)	(2,036,771)
Swaps	407,083	—
Capital gain distributions from investment companies	1,355	—
Short positions	(9,151)	(1,200)

	(1,290,503)	(2,037,971)

Change in unrealized appreciation (depreciation) on:
Investments	606,322	3,182,113

Net realized and unrealized gain (loss) on investments	(684,181)	1,144,142

Net increase (decrease) in net assets resulting from operations	276,440	1,808,662

See notes to the financial statements.

36

Statements of Operations
Year Ended August 31, 2006

	Evolution	Evolution	Evolution
	Large Cap Fund	Small Cap Fund	Total Return Fund

	January 31, 2006[1]	January 27, 2006[1]	January 26, 2006[1]
	to August 31, 2006	to August 31, 2006	to August 31, 2006

Investment income:
Dividend income (net of foreign withholding tax of $35,363, $139 and $0, respectively)	$509,050	$231,091	$753,971
Interest income	179,615	289,910	105,698

Total investment income	688,665	521,001	859,669

Expenses:
Investment advisory fees	234,678	231,175	236,746
Distribution expenses	58,669	57,794	59,186
Administration fees	11,845	10,791	11,744
Shareholder servicing fees	47,048	46,478	47,247
Fund accounting fees	24,211	24,325	21,330
Custody fees	5,550	5,882	5,507
Federal and state registration	11,582	11,581	11,631
Professional fees	27,309	27,301	27,283
Reports to shareholders	7,344	7,344	7,344
Directors’ fees and expenses	1,977	1,877	1,977
Other	1,769	1,369	1,467

Total expenses before reimbursement	431,982	425,917	431,462
Less: Reimbursement of expenses from Advisor	(21,296)	(21,360)	(17,157)

Total expenses	410,686	404,557	414,305

Net investment income (loss)	277,979	116,444	445,364

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(4,174,943)	(6,885,702)	(1,663,176)
Swaps	—	—	(126,136)
Short positions	—	(86)	(1,003)

	(4,174,943)	(6,885,788)	(1,790,315)
Change in unrealized appreciation (depreciation) on:
Investments	1,875,253	1,658,484	2,680,030

Net realized and unrealized gain (loss) on investments	(2,299,690)	(5,227,304)	889,715

Net increase (decrease) in net assets resulting from operations	$(2,021,711)	$(5,110,860)	$1,335,079

1 Commencement of operations.
See notes to the financial statements.

37

Statements of Changes in Net Assets

	Evolution Managed Bond Fund		Evolution All-Cap Equity Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2006	August 31, 2005	August 31, 2006	August 31, 2005

Operations:
Net investment income (loss)	$960,621	$653,208	$664,520	$(224,546)
Net realized gain (loss) on investments sold, swaps and short positions	(1,291,858)	(98,666)	(2,037,971)	2,950,911
Capital gain distributions from regulated investment companies	1,355	119,982	—	—
Change in net unrealized appreciation (depreciation) on investments	606,322	(247,255)	3,182,113	674,856

Net increase (decrease) in net assets resulting from operations	276,440	427,269	1,808,662	3,401,221

Distributions to shareholders — Investor Class:
Net investment income	(846,574)	(677,094)	—	—
Net realized gains	—	—	(1,478,085)	—

Total distributions	(846,574)	(677,094)	(1,478,085)	—

Capital share transactions — Investor Class:
Proceeds from shares sold	73,465,135	13,458,408	175,432,800	46,046,979
Proceeds from shares issued to holders in reinvestment of dividends	846,574	677,094	1,478,085	—
Cost of shares redeemed	(41,451,734)	(15,208,188)	(84,703,894)	(42,072,647)

Net increase (decrease) in net assets resulting from capital share transactions	32,859,975	(1,072,686)	92,206,991	3,974,332

Total increase (decrease) in net assets	32,289,841	(1,322,511)	92,537,568	7,375,553

Net assets:
Beginning of period	14,642,348	15,964,859	20,183,647	12,808,094

End of period	$46,932,189	$14,642,348	$112,721,215	$20,183,647

Accumulated undistributed net investment income (loss), end of period	$652,994	$134,123	$658,933	$—

See notes to the financial statements.

38

Statements of Changes in Net Assets

	Evolution Large	Evolution Small	Evolution Total
	Cap Fund	Cap Fund	Return Fund

	January 31, 2006[1]	January 27, 2006[1]	January 26, 2006[1]
	to August 31, 2006	to August 31, 2006	to August 31, 2006

Operations:
Net investment income (loss)	$277,979	$116,444	$445,364
Net realized gain (loss) on investments sold, swaps and short positions	(4,174,943)	(6,885,788)	(1,790,315)
Net unrealized appreciation (depreciation) on investments	1,875,253	1,658,484	2,680,030

Net increase (decrease) in net assets resulting from operations	(2,021,711)	(5,110,860)	1,335,079

Distributions to shareholders — Investor Class:
Net investment income	—	—	(161,966)
Net realized gains	—	—	—

Total distributions	—	—	(161,966)

Capital share transactions — Investor Class:
Proceeds from shares sold	67,610,937	67,579,194	65,876,675
Proceeds from shares issued to holders in reinvestment of dividends	—	—	161,966
Cost of shares redeemed	(11,391,047)	(8,673,389)	(8,692,773)

Net increase (decrease) in net assets resulting from capital share transactions	56,219,890	58,905,805	57,345,868

Total increase (decrease) in net assets	54,198,179	53,794,945	58,518,981

Net assets:
Beginning of period	—	—	—

End of period	$54,198,179	$53,794,945	$58,518,981

Accumulated undistributed net investment income (loss), end of period	$275,971	$113,343	$140,388

1 Commencement of operations.
See notes to the financial statements.

39

Financial Highlights

	Evolution Managed Bond Fund				Evolution All-Cap Equity Fund

	Investor Class				Investor Class

	Year Ended	Year Ended	April 1, 2004[1]		Year Ended	Year Ended	April 1, 2004[1]
	August 31, 2006	August 31, 2005	to August 31, 2004		August 31, 2006	August 31, 2005	to August 31, 2004

Per share data:
Net asset value, beginning of period	$18.20	$18.73	$20.00		$21.24	$17.55	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.46 [6]	0.86 [6]	0.21	[6]	0.20	(0.23)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.70)	(0.41)	(1.48)		2.03	3.92	(2.36)

Total from investment operations	(0.24)	0.45	(1.27)		2.23	3.69	(2.45)

Less distributions:
Dividends from net investment income	(0.51)	(0.98)	—		—	—	—
Distributions from realized gains	—	—	—		(0.72)	—	—

Total distributions	(0.51)	(0.98)	—		(0.72)	—	—

Net asset value, end of period	$17.45	$18.20	$18.73		$22.75	$21.24	$17.55

Total return	(1.26)%	2.41%	(6.35%)	[2]	10.61%	21.03%	(12.25)%	[2]
Supplemental data and ratios:
Net assets, end of period	$46,932,189	$14,642,348	$15,964,859		$112,721,215	$20,183,647	$12,808,094
Ratio of net expenses to average net assets excluding short dividends:
Before expense reimbursement/recoupment	1.81%	2.09%	2.19%	[3]	1.67%	1.97%	2.34%	[3]
After expense reimbursement/recoupment	1.79% [8]	2.00%	2.00%	[3]	1.69% [8]	2.00%	2.00%	[3]
Ratio of net expenses to average net assets including short dividends:
Before expense reimbursement/recoupment	1.86%	2.12%	2.46%	[3]	—	—	—
After expense reimbursement/recoupment	1.84%	2.03%	2.27%	[3]	—	—	—
Ratio of net investment income (loss) to average net assets including short dividends:
Before expense reimbursement/recoupment	2.68%	4.54%	2.49%	[3]	0.90%	(1.11)%	(1.55)%	[3]
After expense reimbursement/recoupment	2.70% [7]	4.63% [7]	2.68%	[3,7]	0.88%	(1.14)%	(1.21)%	[3]
Portfolio turnover rate[5]	1,156%	941%	536%		1,119%	1,374%	558%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[6]	Net investment income (loss) before dividends on short positions for the years ended August 31, 2006 and August 31, 2005 and the period ended August 31, 2004 were $0.47, $0.86 and $0.23, respectively for the Evolution Managed Bond Fund.
[7]	The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the years ended August 31, 2006 and August 31, 2005 and the period ended August 31, 2004 were 2.75%, 4.66% and 2.95%, respectively for the Evolution Managed Bond Fund.
[8]	For the period September 1, 2005 to December 29, 2005 the annual cap on expenses was 2.00% for the Evolution Bond Fund and the Evolution All-Cap Equity Fund.
See notes to the financial statements.

40

Financial Highlights

	Evolution		Evolution		Evolution
	Large Cap Fund		Small Cap Fund		Total Return Fund

	Investor Class		Investor Class		Investor Class

	January 31, 2006[1]		January 27, 2006[1]		January 26, 2006[1]
	to August 31, 2006		to August 31, 2006		to August 31, 2006

Per share data:
Net asset value, beginning of period	$20.00		$20.00		$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.14		0.06		0.22
Net realized and unrealized gain (loss) on investments	(0.66)		(1.94)		0.49

Total from investment operations	(0.52)		(1.88)		0.71

Less distributions:
Dividends from net investment income	—		—		(0.06)
Distributions from realized gains	—		—		—

Total distributions	—		—		(0.06)

Net asset value, end of period	$19.48		$18.12		$20.65

Total return	(2.60%)	[2]	(9.40)%	[2]	3.57%	[2]
Supplemental data and ratios:
Net assets, end of period	$54,198,179		$53,794,945		$58,518,981
Ratio of net expenses to average net assets:
Before expense reimbursement	1.84%	[3]	1.84%	[3]	1.82%	[3]
After expense reimbursement	1.75%	[3]	1.75%	[3]	1.75%	[3]
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	1.09%	[3]	0.41%	[3]	1.81%	[3]
After expense reimbursement	1.18%	[3]	0.50%	[3]	1.88%	[3]
Portfolio turnover rate[5]	574%		864%		642%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
See notes to the financial statements.

41

Direxion Evolution Managed Funds
Notes to the Financial Statements
August 31, 2006

1.	ORGANIZATION
Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 34 series of which five are included in this report, the Evolution Managed Bond Fund, the Evolution All-Cap Equity Fund (formerly the Evolution Managed Equity Fund), the Evolution Large Cap Fund, the Evolution Small Cap Fund and the Evolution Total Return Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. The Evolution Large Cap Fund commenced operations on January 31, 2006, the Evolution Small Cap Fund commenced operations on January 27, 2006 and the Evolution Total Return Fund commenced operations on January 26, 2006.
The objective of the Evolution Managed Bond Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its assets (plus any borrowing for investment purposes) in fixed-income securities indirectly through securities that invest in or are a derivative of fixed-income securities, including exchange traded funds (ETFs) and closed end investment companies (collectively, fixed-income securities). The objective of the Evolution All-Cap Equity Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities either directly through individual stocks and American Depository Receipts (ADRs) or indirectly through securities that invest in or are a derivative of equity securities. The objective of the Evolution Large Cap Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its net assets (plus any borrowing for investment purposes) in large cap equity securities either directly through individual stocks and ADRs or indirectly through securities that invest in or are a derivative of equity securities. The objective of the Evolution Small Cap Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its net assets (plus any borrowing for investment purposes) in small cap equity securities either directly through individual stocks and ADRs or indirectly through securities that invest in or are a derivative of equity securities. The objective of the Evolution Total Return Fund is to seek high total return on an annual basis consistent with a high tolerance for risk by investing at least 80% of its net assets (plus any borrowing for investment purposes) directly in dividend paying equities or interest bearing fixed income securities (collectively, “income generating securities”) or indirectly through securities that invest in or are a derivative of income generating securities.

2.	SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles.
   a) Investment Valuation – Equity securities, over-the-counter (“OTC”) securities, swap agreements, options, futures and options on futures are valued at their last sales prices, or if not available, the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price (“NOCP”). Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the “amortized” cost method. Other debt securities are valued by using the closing bid and asked prices provided by the Funds’ pricing service or, if such prices are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of Rafferty Asset Management, LLC (the

42

“Adviser”) does not represent fair value, or the Fund or the Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.
   b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receive, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.
   c) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.
   d) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.
   e) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.
   f) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).
In a “long” swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount the swap contract would have increased in value if the Fund had been invested in the particular

43

securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”. Swap contracts are collateralized by the securities and cash of the Fund.
Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.
Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure the Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty.
   g) Security Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.
   h) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes.
   i) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a portfolio are generally allocated among the Trust’s series in proportion to their respective net assets.
   j) Distributions to Shareholders – Each Fund generally pays dividends from substantially all of its net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. Distributions to shareholders are recorded on the ex-dividend date.

44

The tax character of distributions for the Investor Class during the year ended August 31, 2006 and August 31, 2005 were as follows:

	Evolution Managed Bond Fund		Evolution All-Cap Equity Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2006	August 31, 2005	August 31, 2006	August 31, 2005

Distributions paid from:
Ordinary Income	$846,574	$677,094	$1,457,641	$—
Long-term capital gain	—	—	20,444	—

Total distributions paid	$846,574	$677,094	$1,478,085	$—

Evolution Total
Return Fund

Period Ended
August 31, 2006[1]

Distributions paid from:
Ordinary Income	$161,966
Long-term capital gain	—

Total distributions paid	$161,966

[1]	Commenced operations on January 26, 2006.
There were no distributions for the period ended August 31, 2006 for the Evolution Large Cap Fund or the Evolution Small Cap Fund.
As of August 31, 2006, the components of distributable earnings were as follows:

	Evolution Managed	Evolution All-Cap
	Bond Fund	Equity Fund

Cost basis of investments for federal income tax purposes	$46,763,357	$114,603,865

Unrealized Appreciation	837,373	5,032,637
Unrealized Depreciation	(606,733)	(5,138,598)

Net unrealized appreciation/(depreciation)	230,640	(105,961)

Undistributed ordinary income/(loss)	652,994	1,805,352
Undistributed long-term gain/(loss)	—	324,033

Distributable earnings	652,994	2,129,385

Other accumulated gain/(loss)	(2,623,165)	(246,401)

Total accumulated gain/(loss)	$(1,739,531)	$1,777,023

45

	Evolution Large	Evolution Small	Evolution Total
	Cap Fund	Cap Fund	Return Fund

Cost basis of investments for federal income tax purposes	$52,087,854	$55,041,468	$56,847,362

Unrealized Appreciation	2,183,879	2,370,234	2,797,105
Unrealized Depreciation	(1,269,859)	(2,795,028)	(1,115,914)

Net unrealized appreciation/(depreciation)	914,020	(424,794)	1,681,191

Undistributed ordinary income/(loss)	275,971	112,586	137,735
Undistributed long-term gain/(loss)	—	—	—

Distributable earnings	275,971	112,586	137,735

Other accumulated gain/(loss)	(3,211,702)	(4,798,652)	(645,813)

Total accumulated gain/(loss)	$(2,021,711)	$(5,110,860)	$1,173,113

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales and return of capital distributions from Real Estate Investment Trusts.
   k) Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	CAPITAL SHARE TRANSACTIONS
The capital share transactions for the Investor Class during the periods ended August 31, 2006 and August 31, 2005 were as follows:

	Evolution Managed Bond Fund		Evolution All-Cap Equity Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2006	August 31, 2005	August 31, 2006	August 31, 2005

Shares sold	4,251,534	732,003	7,525,345	2,334,763
Shares issued to holders in reinvestment of dividends	49,004	36,811	66,882	—
Shares redeemed	(2,415,593)	(816,587)	(3,588,039)	(2,114,272)

Net increase (decrease) from capital share transactions	1,884,945	(47,773)	4,004,188	220,491

	Evolution Large	Evolution Small	Evolution Total
	Cap Fund	Cap Fund	Return Fund

	Period Ended	Period Ended	Period Ended
	August 31, 2006[1]	August 31, 2006[2]	August 31, 2006[3]

Shares sold	3,355,322	3,418,695	3,257,977
Shares issued to holders in reinvestment of dividends	—	—	8,246
Shares redeemed	(573,673)	(450,491)	(432,030)

Net increase (decrease) from capital share transactions	2,781,649	2,968,204	2,834,193

[1]	Commenced operations on January 31, 2006.

[2]	Commenced operations on January 27, 2006.

[3]	Commenced operations on January 26, 2006.

46

4.	INVESTMENT TRANSACTIONS
During the period ended August 31, 2006, the aggregate purchases and sales of investments (excluding short-term investments) were:

	Evolution	Evolution	Evolution	Evolution	Evolution
	Managed	All-Cap	Large Cap	Small Cap	Total Return
	Bond Fund	Equity Fund	Fund	Fund	Fund

Purchases	$293,267,996	$814,831,913	$247,556,263	$305,308,535	$291,683,498
Sales	261,339,172	729,873,955	193,918,617	253,362,769	234,811,553
There were no purchases or sales of long-term U.S. Government securities during the period ended August 31, 2006.
In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year.
At August 31, 2006, the following funds deferred, on a tax basis, post-October losses of:

Evolution Managed Bond Fund	$768,727
Evolution All-Cap Equity Fund	—
Evolution Large Cap Fund	3,071,815
Evolution Small Cap Fund	4,636,660
Evolution Total Return Fund	593,845
At August 31, 2006, the following funds had capital loss carry forwards on a tax basis of:

Capital Loss
	Carryover	Expires

Evolution Managed Bond Fund	$(1,238,379)	8/31/2013
	(596,309)	8/31/2014
Evolution All-Cap Equity Fund	—
Evolution Large Cap Fund	—
Evolution Small Cap Fund	—
Evolution Total Return Cap Fund	—
These amounts may be used to offset future capital gains.

47

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. generally accepted accounting principles requires permanent differences between financial reporting and tax reporting to be reclassified between various components of net assets. On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	Accumulated	Undistributed
	Net Realized	Net Investment	Paid-in
	Gain/(Loss)	Income/(Loss)	Capital

Evolution Managed Bond Fund	$(404,824)	$404,824	$—
Evolution All-Cap Equity Fund	5,587	(5,587)	—
Evolution Large Cap Fund	2,008	(2,008)	—
Evolution Small Cap Fund	3,101	(3,101)	—
Evolution Total Return Fund	143,010	(143,010)	—
Differences are primarily due to income tax treatment of certain security investments.

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s average daily net assets. In addition, the Adviser has entered into sub-advisory agreements relating to the Funds whereby the sub-advisor will direct investment activities of the Funds. The Adviser pays, out of the management fees it receives from the Funds, a fee for these services. Additionally, the Adviser may waive additional fees it might otherwise normally charge the Funds. For the period ended August 31, 2006, the Adviser has voluntarily agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund’s average daily net assets. Because this is a voluntary waiver, the Adviser may change or end the waiver at any time. The Adviser may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the period ended August 31, 2006, the Adviser paid the following expenses:

	Evolution		Evolution		Evolution	Evolution	Evolution
	Managed		All-Cap		Large	Small	Total
	Bond		Equity		Cap	Cap	Return
	Fund		Fund		Fund	Fund	Fund

Annual Adviser rate	1.00%		1.00%		1.00%	1.00%	1.00%
Annual cap on expenses:	1.75	%*	1.75	%*	1.75%	1.75%	1.75%
Expenses paid in excess of annual cap on expenses — 2006	$7,084		$—		$21,296	$21,360	$17,157
Voluntary waiver — 2006	$—		$—		$—	$—	$—
Adviser expense waiver recovery — 2006	$—		$13,064		$—	$—	$—

*	For the period September 1, 2005 to December 29, 2005 the annual cap on expenses was 2.00% for the Evolution Managed Bond Fund and the Evolution All-Cap Equity Fund.

48

Recovering expenses subject to potential recovery expiring in:

	Evolution Managed	Evolution All-Cap	Evolution Large	Evolution Small	Evolution Total
	Bond Fund	Equity Fund	Cap Fund	Cap Fund	Return Fund

2007	$11,033	$—	$—	$—	$—
2008	$12,784	$—	$—	$—	$—
2009	$7,084	$—	$21,296	$21,360	$17,157

Total	$30,901	$0	$21,296	$21,360	$17,157

The Board of Trustees has authorized the Funds to pay Rule 12b-1 fees equal to 0.25% of the Investor Class average daily net assets. Rafferty Capital Markets, LLC (the “Distributor”) serves as principle underwriter of the Funds, and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. There were no Rule 12b-1 fees retained by the Distributor for the period ended August 31, 2006. The Distributor is an affiliate of the Adviser.
In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. Each Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.
6. NEW ACCOUNTING PRONOUNCEMENT
On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

49

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of
Direxion Funds:
We have audited the accompanying statements of assets and liabilities of Evolution Managed Bond Fund, Evolution All-Cap Equity Fund, Evolution Large Cap Fund, Evolution Small Cap Fund, and Evolution Total Return Fund (each a series of Direxion Funds, formerly known as Potomac Funds) (the “Funds”), including the schedules of investments, as of August 31, 2006, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at August 31, 2006, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
October 27, 2006

Additional Information (Unaudited)
QUALIFIED DIVIDEND INCOME/ DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended August 31, 2006, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Evolution Managed Bond Fund	0%
Evolution All-Cap Equity Fund	0%
Evolution Large Cap Fund	0%
Evolution Small Cap Fund	0%
Evolution Total Return Fund	88.75%
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2006 was as follows:

Evolution Managed Bond Fund	0%
Evolution All-Cap Equity Fund	5.20%
Evolution Large Cap Fund	0%
Evolution Small Cap Fund	0%
Evolution Total Return Fund	100%
ADDITIONAL INFORMATION APPLICABLE TO FOREIGN SHAREHOLDERS ONLY
The percent of ordinary income distributions designated as interest related dividends for the fiscal year ended August 31, 2006 was as follows:

Evolution Managed Bond Fund	23.55%
Evolution All-Cap Equity Fund	6.4%
Evolution Large Cap Fund	0%
Evolution Small Cap Fund	0%
Evolution Total Return Fund	14.47%
The percent of ordinary income distributions designated as short-term capital gain distributions for the fiscal year ended August 31, 2006 was as follows:

Evolution Managed Bond Fund	0%
Evolution All-Cap Equity Fund	100%
Evolution Large Cap Fund	0%
Evolution Small Cap Fund	0%
Evolution Total Return Fund	0%

Investment Advisory and Subadvisory Agreements Approvals (Unaudited)
Provided below is a summary of certain of the factors the Board considered at the August 22, 2006 Board meeting in approving: (1) the Advisory Agreement between Rafferty Asset Management (“Rafferty”) and the Direxion Funds (the “Trust”), on behalf of the Evolution Managed Bond Fund and Evolution All-Cap Equity Fund (each, a “Fund” and collectively, the “Funds”), each a series of the Trust; and (2) the Subadvisory Agreement between Rafferty and Flexible Plan Investments, Inc. (the “Subadviser” or “Flexible”) on behalf of the Funds.
The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and Subadvisory Agreement (collectively, the “Agreements”) and each Trustee may have afforded different weight to the various factors.
In determining whether to approve the continuance of the Agreements, the Board considered the best interests of each Fund separately. In addition, while the Agreements for the Funds were considered at the same Board meeting, the Board considered each Fund’s investment advisory and subadvisory relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of each Fund; (3) the cost to Rafferty or the Subadviser for providing services and the profitability of the advisory business to Rafferty or the Subadviser, if such information was provided; (4) the extent to which economies of scale have been taken into account in setting the fee schedule; (5) whether fee levels reflect these economies of scale for the benefit of Fund investors; and (6) other benefits derived or anticipated to be derived by Rafferty or the Subadviser from its relationship with the Funds.
Nature, Extent and Quality of Services Provided. The Board reviewed the nature, extent and quality of the services provided under the Advisory Agreement by Rafferty. The Board noted that Rafferty has provided services to the Funds since their inception and has significant investment experience. The Board also noted that Rafferty attempts to trade efficiently with low commission schedules, which helps improve performance results. The Board considered Rafferty’s representation that it has the financial resources and appropriate staffing to manage the Funds. The Board also considered Rafferty’s ability to adopt and implement compliance and control functions for the Funds and noted that information concerning portfolio management and a report from the chief compliance officer are provided on a periodic basis to the Board. The Board also considered Rafferty’s ability to increase assets of the Trust complex. The Board also considered that Rafferty oversees all aspects of the operation of the Funds, including oversight of the Subadviser.
Regarding the Subadvisory Agreement with Flexible, the Board noted that the primary role of Flexible is to provide an investment program for the Funds. The Board also noted that there would be no change in the services provided by Flexible.
Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services provided by Rafferty to the Funds under the Agreement and Flexible under the Subadvisory Agreement were fair and reasonable.
Performance of the Funds. With respect to the Evolution Managed Bond Fund, the Board considered that the Evolution Bond Fund underperformed a market index for all relevant periods except the 6 month period. With respect to the Evolution All-Cap Equity Fund, the Board considered that the Fund outperformed a market index for the 9 month and 1 year periods but underperformed for all other relevant periods. In considering the performance of the Funds, the Board noted that each Fund is offered to Flexible’s clients in wrap programs as a lower cost alternative investment.
Costs of Services Provided to the Funds and Profits Realized. The Board considered the overall fees paid to Rafferty on an annual basis since each Fund’s commencement of operations, including any fee waivers and recoupment of fees previously waived. The Board also noted that Rafferty charges similar fees to other comparable client accounts. In considering the fees paid or to be paid by Rafferty to Flexible, the Board considered that the fees are higher than the industry average. However, Rafferty explained that the Funds are offered to Flexible’s clients in wrap programs, and help lower the overall fees paid by these clients. The Board also noted that Rafferty negotiated the lowest fee Flexible charges for comparable client accounts. In addition, Rafferty also negotiated breakpoints in subadvisory fees with Flexible. In considering the profitability of Rafferty, the Board considered the overall profitability of Rafferty’s investment business and its representation that it does not assess profitability with respect to its services to individual Funds. In considering the profitability of Flexible, the Board considered Flexible’s representation that it did not earn pre- or post-tax profits on its services to the Funds.
Based on these consideration, the Board determined that, in the exercise of its business judgment, the costs of the services provided and the profits realized under the Agreements were fair and reasonable.
Economies of Scale. The Board considered Rafferty’s representation that it believes that asset levels at this time are not sufficient to warrant a reduction in fee rates or the addition of breakpoints. Based on this and other considerations, the Board determined that, in the exercise of its business judgment, the reduction in fee rates or additions of breakpoints were not necessary at this time.
Other Benefits. The Board considered Rafferty’s representation that its relationship with the Funds has permitted Rafferty to attract business to its other client accounts. The Board also considered that Rafferty’s overall business with brokerage firms due to both the Funds and other client accounts help lower commission rates and provide better execution for Fund portfolio transactions. The Board also considered that Flexible has greater access to certain trust platforms due to its subadvisory services to the Funds. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the benefits to were fair and reasonable.
Conclusion. Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreements for the Funds were fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the continuance of the Agreements.

The Direxion Funds
Trustees and Officers
(Unaudited)
The business affairs of each Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds’ Trustee and Officers and is available without charge, upon request by calling 1-800-851-0511.

				# of
				Portfolios in	Other
			Principal	Direxion Complex	Trusteeships/
	Position(s)	Term of Office and	Occupation(s) During	Overseen by Trustee[3]	Directorships
Name, Address and Age	Held with Fund	Length of Time Served	Past Five Years		Held by Trustee

Interested Trustees
Lawrence C. Rafferty[1] Age: 64	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997 — present; Chief Executive Officer of Rafferty Companies, LLC, 1996 — present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995 — present.	99	None

Jay F. Higgins[1] Age: 61	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Chairman, Bengal Partners, LLC, 1998 — present (NASD Broker-Dealer).	99	Dwango North America Corp. (radio, telephone communications)

				# of
				Portfolios in	Other
			Principal	Direxion Complex	Trusteeships/
	Position(s)	Term of Office and	Occupation(s) During	Overseen by Trustee[3]	Directorships
Name, Address and Age	Held with Fund	Length of Time Served	Past Five Years		Held by Trustee

Non-Interested Trustees
Daniel J. Byrne Age: 62	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Inc., 1992 — present; Trustee, The Opening Word Program, Wyandanch, New York.	99	None

Kevin G. Boyle[2] Age: 65	Trustee	Lifetime of Trust until removal or resignation; Since 2002	President, Kevin G. Boyle Securities, Inc., 1981 — present.	99	None

Gerald E. Shanley III Age: 63	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985 — present; Trustee of Estate of Charles S. Payson, 1987 — present.	99	None

The Direxion Funds
Trustees and Officers
(Unaudited)

# of
Portfolios in
			Principal	Direxion Complex	Other Trusteeships/
	Position(s)	Term of Office and	Occupation(s) During	Overseen by Trustee[3]	Directorships
Name, Address and Age	Held with Fund	Length of Time Served	Past Five Years		Held by Trustee

Officers
Ron Fernandes Age: 48	Chief Executive Officer	One Year; Since 2006	President, SunLife Distributors, Inc. and Executive Vice President, SunLife Retirement Products and Services, 1999 — 2002; Vice Chairman, Wheat Benefit Services and Senior Managing Director Retirement Services, Wheat First Union Securities, 1995 — 1999.	N/A	None

Daniel D. O’Neill Age: 38	President; Chief Operating Officer and Chief Investment Officer	One Year; Since 2006 One Year; Since 1999	Managing Director of Rafferty, 1999 — present.	N/A	None

William Franca Age: 49	Executive Vice President — Head of Distribution	One Year; Since 2006	Senior Vice President — National Sales, Massachusetts Financial Services/SunLife Financial Distributors, 2002 — 2004; Executive Vice President, Distribution, SunLife, 2001 — 2002.	N/A	None

Timothy P. Hagan Age: 64	Chief Compliance Officer; Chief Financial Officer	One Year; Since 2004; From 1997 — 2001 One Year; Since 2004	Vice President of Rafferty, 1997 — present.	N/A	None

Stephen P. Sprague Age: 57	Treasurer and Controller	One Year; Since 1999	Chief Financial Officer of Rafferty for the past 5 years.	N/A	None

Eric W. Falkeis 615 East Michigan Street Milwaukee, WI 53202 Age: 33	Secretary	One Year; Since 2004	Vice President, U.S. Bancorp Fund Services LLC, 1997 — present.	N/A	None

The address for all Trustees and Officers, with the exception of Eric Falkeis, is 33 Whitehall St, 10th Floor, New York, NY 10004.

[1]	Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and Mr. Higgins owns a beneficial interest in Rafferty.

[2]	Mr. Boyle was an Interested Trustee from May to September 2004 due to his daughter being employed by Rafferty Capital Markets, LLC during that time period.

[3]	The “Fund Complex” consists of the Direxion Funds which currently offers for sale to the public 34 portfolios of the 54 currently registered with the SEC and the Direxion Insurance Trust which currently offers for sale 3 portfolios of the 45 currently registered with the SEC.

Advisor

Rafferty Asset Management, LLC
33 Whitehall Street, 10th Floor
New York, NY 10004
Sub-Advisor

Flexible Plan Investments, Ltd.
3883 Telegraph Road
Bloomfield Hills, MI 48302
Administrator, Transfer Agent, Dividend
Paying Agent & Shareholding Servicing Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993
Custodian

U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202
Independent Registered Public Accounting Firm

Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606
Distributor

Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530
The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.
The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.
The Funds files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
ANNUAL
REPORT
August 31, 2006
33 Whitehall Street, 10th Floor
New York, NY 10004
(800) 851-0511

Letter to Shareholders
Dear Shareholders,
The Direxion (formerly Potomac) HCM Freedom Fund began investing on December 10th, 2004. This Annual Report covers the fiscal year from September 1, 2005 through August 31, 2006.
For most of the fiscal year, the equity markets traded in a range, in large part because the Federal Reserve raised short term interest rates seven times during the fiscal year, from 3.5% to 5.25%. Commodities prices were both high and volatile throughout the period, generally a negative for the economy and housing prices, which had been enormously important to economic growth over the last several years, seemed to be declining, leading analysts to wonder where and how much prices would fall and what the impact would be on the broader economy and the stock markets. Finally, the war in Iraq, the problems in Lebanon and the ubiquitous terror threat also weighed on the country and the markets. On June 13th, after a month of declines and more than nine months into the fiscal year, the S&P 500 had gained only 1.77% since the start of the fiscal year, while the Dow Jones Industrial Average, S&P 400 Midcap Index and Russell 2000 had gained 4.1%, 1.66% and 1.87%, respectively.
For the reasons noted above, among others, for most of the fiscal year, Horizon Capital Management, Inc. (“HCM”), the sub-advisor to the Fund, felt that the downside risks in the market were greater than the upside potential. As a consequence, the Fund did not seek substantial market exposure for long periods of the year, preferring instead to remain in defensive, short-term debt instruments. Unfortunately, the markets rallied from the second half of June through the end of August as the markets began to predict and then react to the Federal Reserve’s decision to pause in its campaign of raising interest rates. As a consequence, the markets rallied strongly, with the S&P 500 posting a total return of 8.9% for the fiscal year compared to a loss for the Fund of 3.61%.
Although we are not satisfied with the Fund’s fiscal year results, we are confident that our philosophy of risk management will continue to add value. As always, we thank you for investing with us and look forward to our continued mutual success.

Daniel O’Neill Direxion Funds	Dexter Lyons Horizon Capital Management, Inc.	Mark Thomas Horizon Capital Management, Inc.
The performance data quoted represents past performance; past performance does not guarantee futures results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511.
An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. Investors considering an investment may obtain a prospectus by calling 1-800-851-0511. Investors should read the prospectus carefully for more complete information, including charges, expenses, and additional risks, before investing or sending money.

HCM Freedom Fund

	Average Annual
	Total Return[2]

		Since
	1 Year	Inception

HCM Freedom Fund	(3.61)%	(5.22)%
S&P 500 Index	8.88%	8.08%
This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.
The performance data shown represents past performance and does not guarantee future results.

[1]	Commencement of operations.
[2]	As of August 31, 2006.

1

Expense Example (Unaudited)
August 31, 2006
As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the HCM Freedom Fund and to compare costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 — August 31, 2006).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. However, the example below does not include portfolio trading commissions and related expenses, or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as outgoing wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2

Expense Example Table (Unaudited)

	HCM Freedom Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2006 –
	March 1, 2006	August 31, 2006	August 31, 2006*

Actual	$1,000.00	$987.50	$11.02
Hypothetical (5% return before expenses)	1,000.00	1,014.12	11.17

*	Expenses are equal to the Fund’s annualized expense ratio of 2.20%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
HCM Freedom Fund
Allocation of Fund Holdings (Unaudited)
August 31, 2006
The percentages in the graph are calculated based on net assets.

*	Cash and other assets less liabilities.

3

HCM Freedom Fund
Schedule of Investments
August 31, 2006

Face Amount		Value

SHORT-TERM INVESTMENTS - 100.5%
U.S. GOVERNMENT AGENCY OBLIGATION - 100.1%
$53,807,000	Federal Home Loan Bank Discount Note, 5.08%, 09/01/2006 (Cost $53,807,000)	$53,807,000

Shares		Value

MONEY MARKET FUND - 0.4%
204,311	Fidelity Institutional Money Market Portfolio (Cost $204,311)	$204,311

	TOTAL SHORT-TERM INVESTMENTS (Cost $54,011,311) - 100.5%	$54,011,311
	Liabilities in Excess of Other Assets—(0.5)%	(258,681)

	TOTAL NET ASSETS - 100.0%	$53,752,630

Percentages are calculated as a percent of net assets.
See notes to the financial statements.

4

Statement of Assets and Liabilities
August 31, 2006

HCM Freedom
Fund

Assets:
Investments, at market value (Note 2)	$54,011,311
Dividends and interest receivable	1,145
Other assets	6,772

Total Assets	54,019,228

LIABILITIES:
Payable for shares redeemed	160,743
Payable to custodian	3,448
Accrued investment advisory fees	29,677
Accrued distribution expenses	36,942
Accrued expenses and other liabilities	35,788

Total Liabilities	266,598

Net Assets	$53,752,630

Net Assets Consist Of:
Capital stock	$66,341,911
Accumulated undistributed net investment income	1,599,061
Accumulated undistributed net realized loss	(14,188,342)
Net unrealized (depreciation) on investments	—

Total Net Assets	$53,752,630

Calculation of Net Asset Value Per Share - Service Class:
Net assets	$53,752,630
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	2,967,342
Net Asset Value, Redemption Price and Offering Price Per Share	$18.11

Cost of Investments	$54,011,311

See notes to the financial statements.

5

Statement of Operations
Year Ended August 31, 2006

HCM Freedom
Fund

Investment income:
Dividend income	$390,330
Interest income	3,753,615

Total investment income	4,143,945

Expenses:
Investment advisory fees	972,770
Distribution expenses	868,359
Administration fees	20,517
Shareholder servicing fees	64,339
Fund accounting fees	29,712
Custody fees	28,156
Federal and state registration	53,051
Professional fees	52,036
Reports to shareholders	31,520
Directors’ fees and expenses	12,122
Insurance fees	9,804
Other	13,901

Total expenses before waiver	2,156,287
Less: Waiver of expenses from Distributor	(90,143)

Total expenses	2,066,144

Net investment income (loss)	2,077,801

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(4,986,556)
Futures	(422,565)
Swaps	(480,877)

(5,889,998)

Change in unrealized appreciation (depreciation) on:
Investments	3,987
Futures	1,258

5,245

Net realized and unrealized gain (loss) on investments	(5,884,753)

Net increase (decrease) in net assets resulting from operations	$(3,806,952)

See notes to the financial statements.

6

Statements of Changes in Net Assets

	HCM Freedom Fund

	Year Ended	December 7, 2004[1]
	August 31, 2006	to August 31, 2005

Operations:
Net investment income	$2,077,801	$797,082
Net realized loss on investments	(5,889,998)	(8,807,115)
Change in net unrealized appreciation (depreciation)	5,245	(5,245)

Net increase (decrease) in net assets resulting from operations	(3,806,952)	(8,015,278)

Distributions to shareholders — Service Class:
Net investment income	(804,864)	—
Net realized gains	—	—

Total distributions	(804,864)	—
Capital share transactions — Service Class:
Proceeds from shares sold	6,488,967	175,849,854
Proceeds from shares issued to holders in reinvestment of dividends	804,864	—
Cost of shares redeemed	(89,715,791)	(27,048,170)

Net increase (decrease) in net assets resulting from capital share transactions	(82,421,960)	148,801,684

Total increase (decrease) in net assets	(87,033,776)	140,786,406

Net assets:
Beginning of period	140,786,406	—

End of period	$53,752,630	$140,786,406

Accumulated undistributed net investment income (loss), end of period	$1,599,061	$778,446

1 Commencement of operations.
See notes to the financial statements.

7

Financial Highlights

	HCM Freedom Fund

	Service Class

	Year Ended	December 7, 2004[1]
	August 31, 2006	to August 31, 2005

Per share data:
Net asset value, beginning of period	$18.91	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.40	0.11
Net realized and unrealized gain (loss) on investments	(1.08)	(1.20)

Total from investment operations	(0.68)	(1.09)

Less distributions:
Dividends from net investment income	(0.12)	—
Distributions from realized gains	—	—

Total distributions	(0.12)	—

Net asset value, end of period	$18.11	$18.91

Total return	(3.61%)	(5.45%)[2]
Supplemental data and ratios:
Net assets, end of period	$53,752,630	$140,786,406
Ratio of net expenses to average net assets excluding short dividends:
Before expense reimbursement	2.22%	2.30%[3]
After expense reimbursement	2.12%	2.10%[3]
Ratio of net expenses to average net assets including short dividends:
Before expense reimbursement	—	2.31%[3]
After expense reimbursement	—	2.11%[3]
Ratio of net investment income (loss) to average net assets including short dividends:
Before expense reimbursement	2.04%	0.62%[3]
After expense reimbursement	2.14%	0.82%[3,6]
Portfolio turnover rate[5]	3,065%	2,215%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s asset allocation strategy gives the Subadviser unlimited freedom with regard to the Fund’s asset allocation and may result in significant portfolio turnover to take advantage of anticipated changes in market conditions. High turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

[6]	The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the period ended August 31, 2005 was 0.83%.
See notes to the financial statements.

8

HCM Freedom Fund
Notes to the Financial Statements
August 31, 2006
1. ORGANIZATION
Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 34 series of which one fund is included in this report, the HCM Freedom Fund (the “Fund”). The Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. The HCM Freedom Fund commenced operations on December 7, 2004.
The objective of the HCM Freedom Fund is to seek long-term capital appreciation with lower volatility than the overall market by investing in equity securities of domestic issuers, equity securities of foreign issuers, whether directly or indirectly through sponsored or unsponsored American Depository Receipts (ADRs), exchange traded funds (ETFs), other investment companies and foreign currencies. The Fund may also invest in fixed income securities directly or indirectly through ETFs, other investment companies and derivative instruments.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles.
   a) Investment Valuation – Equity securities, over-the-counter (“OTC”) securities, swap agreements, options, futures and options on futures are valued at their last sales prices, or if not available, the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price (“NOCP”). Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the “amortized” cost method. Other debt securities are valued by using the closing bid and asked prices provided by the Fund’s pricing service or, if such prices are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Fund’s pricing service does not provide a valuation for such securities, the Fund’s pricing service provides a valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or the Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.
   b) Repurchase Agreements – The Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receive, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.
   c) Stock Index Futures Contracts and Options on Futures Contracts – The Fund may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash

9

equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.
   d) Short Positions – The Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.
   e) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Fund designates cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.
   f) Swap Contracts – The Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund.)
In a “long” swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”. Swap contracts are collateralized by the securities and cash of the Fund.
The Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty

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commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.
Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure the Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty.
   g) Security Transactions – Investment transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.
   h) Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes.
   i) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Fund is charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.
   j) Distributions to Shareholders – The Fund generally pays dividends from substantially all of its net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. Distributions to shareholders are recorded on the ex-dividend date.
The tax character of distributions for the Service Class during the periods ended August 31, 2006 and August 31, 2005 were as follows:

	Year Ended	Period Ended
	August 31, 2006	August 31, 2005[1]

Distributions paid from:
Ordinary Income	$804,864	$—
Long-Term capital gain	—	—

Total distributions paid	$804,864	$—

[1]	Commenced operations on December 7, 2004.

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As of August 31, 2006, the components of distributable earnings of the Fund were as follows:

Cost basis of investments for federal income tax purposes	$54,011,311

Unrealized Appreciation	—
Unrealized Depreciation	—

Net unrealized appreciation/(depreciation)	—

Undistributed ordinary income/(loss)	1,599,061
Undistributed long-term gain/(loss)	—

Distributable earnings	1,599,061

Other accumulated gain/(loss)	(14,188,342)

Total accumulated gain/(loss)	$(12,589,281)

   k) Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
3. CAPITAL SHARE TRANSACTIONS
The capital share transactions for the Service Class during the periods ended August 31, 2006 and August 31, 2005 were as follows:

	Year Ended	Period Ended
	August 31, 2006	August 31, 2005[1]

Shares Sold	348,887	8,858,450
Shares issued to holders in reinvestment of dividends	43,133	—
Shares redeemed	(4,870,546)	(1,412,582)

Total increase (decrease) from capital share transactions	(4,478,526)	7,445,868

[1]	Commenced operations December 7, 2004.
4. INVESTMENT TRANSACTIONS
During the year ended August 31, 2006, the aggregate purchases and sales of investments (excluding short-term investments, swaps, and futures contracts) were:

Purchases	$400,973,894
Sales	395,988,960
There were no purchases or sales of long-term U.S. Government securities during the year ended August 31, 2006.
In order to meet certain excise tax distribution requirements, the Fund is required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Fund is permitted for tax purposes to defer into its next fiscal year any net capital losses incurred between November 1st and the end of its fiscal year.
At August 31, 2006, the Fund deferred post-October losses of $5,346,125.
At August 31, 2006, the Fund had a capital loss carryover of $8,842,217 expiring in 2014.
Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. generally accepted accounting principles

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requires permanent differences between financial reporting and tax reporting to be reclassified between various components of net assets. For the year ended August 31, 2006, the Fund decreased paid-in-capital by $37,813, decreased undistributed net investment income by $452,322 and increased accumulated net realized loss by $490,135. Differences are primarily due to income tax treatment of certain security transactions.
5. INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Fund has entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rate of 1.00% of the Fund’s average daily net assets. In addition, the Adviser has entered into a sub-advisory agreement relating to the Fund whereby the sub-adviser will direct investment activities of the Fund. The Adviser pays, out of the management fees it receives from the Fund, a fee for these services. Additionally, the Adviser may waive additional fees it might otherwise normally charge the Fund. For the year ended August 31, 2006, the Adviser has voluntarily agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses of 2.45% of the Fund’s average daily net assets. Because this is a voluntary expense waiver, the Adviser may change or end the waiver at any time. The Adviser may recover from the Fund the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the year ended August 31, 2006, the Adviser did not pay any expenses on behalf of the Fund.
Effective January 1, 2006, the Board of Trustees has authorized the Fund to pay Rule 12b-1 fees up to 0.80% of the Service Class average daily net assets. Rafferty Capital Markets, LLC (the “Distributor”) serves as principle underwriter of the Fund, and acts as the Fund’s distributor in a continuous public offering of the Fund’s shares. During the year ended August 31, 2006, the Fund incurred expenses of $868,359 under Rule 12b-1, of which $90,143 was waived by the Distributor. The net amount of $778,216 was paid to the Distributor. None of the Rule 12b-1 expenses were retained by the Distributor. The fee is paid to the Distributor for expenses incurred for distribution-related activities. The Distributor is an affiliate of the Adviser.
In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnification provisions pursuant to which the Fund agrees to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Fund has not had prior claims or losses in connection with these provisions and believes the risk of loss is remote.
6. New Accounting Pronouncement
On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

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Additional Information (Unaudited)
Qualified Dividend Income/Dividends Received Deduction
For the fiscal year ended August 31, 2006, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 0% for the Fund.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2006 was 0% for the Fund.
Additional Information Applicable to Foreign Shareholders Only
The percent of ordinary income distributions designated as interest related dividends for the fiscal year ended August 31, 2006 was 80.98% for the Fund.
The percent of ordinary income distributions designated as short-term capital gain distributions for the fiscal year ended August 31, 2006 was 0% for the Fund.

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Report of Independent Registered Public Accounting Firm
To the Shareholders and
Board of Trustees of Direxion Funds:
We have audited the accompanying statement of assets and liabilities of HCM Freedom Fund (one series of Direxion Funds, formerly known as Potomac Funds) (the “Fund”), including the schedule of investments, as of August 31, 2006, and the related statement of operations, the statement of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at August 31, 2006, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
October 27, 2006

Investment Advisory and Subadvisory Agreements Approvals (Unaudited)
Provided below is a summary of certain of the factors the Board considered at the August 22, 2006 Board meeting in approving: (1) the Advisory Agreement between Rafferty Asset Management (“Rafferty”) and the Direxion Funds (the “Trust”), on behalf of the HCM Freedom Fund (the “Fund”), a series of the Trust; and (2) the Subadvisory Agreement between Rafferty and Horizon Capital Management, Inc. (the “Subadviser” or “Horizon”) on behalf of the Fund.
The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and the Subadvisory Agreement (collectively, the “Agreements”) and each Trustee may have afforded different weight to the various factors.
In determining whether to approve the continuance of the Agreements the Board considered the best interests of the Fund. The Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of the Fund; (3) the cost to Rafferty or the Subadviser for providing services and the profitability of the advisory business to Rafferty or the Subadviser, if such information was provided; (4) the extent to which economies of scale have been taken into account in setting the fee schedule; (5) whether fee levels reflect these economies of scale for the benefit of Fund investors; and (6) other benefits derived or anticipated to be derived by Rafferty or the Subadviser from its relationship with the Fund.
   Nature, Extent and Quality of Services Provided. The Board reviewed the nature, extent and quality of the services provided under the Advisory Agreement by Rafferty. The Board noted that Rafferty has provided services to the Fund since its inception and has significant investment experience. The Board also noted that Rafferty attempts to trade efficiently with low commission schedules, which helps improve performance results. The Board considered Rafferty’s representation that it has the financial resources and appropriate staffing to manage the Fund. The Board also considered Rafferty’s ability to adopt and implement compliance and control functions for the Fund and noted that information concerning portfolio management and a report from the chief compliance officer are provided on a periodic basis to the Board. The Board also considered Rafferty’s ability to increase assets of the Trust complex. The Board also considered that Rafferty oversees all aspects of the operation of the Fund, including oversight of the Subadviser.
Regarding the Subadvisory Agreement with Horizon, the Board noted that the primary role of Horizon is to provide an investment program for the Fund. The Board also noted that there would be no change in the services provided by Horizon.
Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services provided by Rafferty to the Fund under the Agreement and Horizon under the Subadvisory Agreement were fair and reasonable.
   Performance of the Fund. The Board considered that the Fund underperformed a market index for all relevant periods except the 3 month period. In considering the performance of the Fund, the Board noted that it is offered to Horizon’s clients in wrap programs as a lower cost alternative investment.
   Costs of Services Provided to the Fund and Profits Realized. The Board considered the overall fees paid to Rafferty on an annual basis since the Fund’s commencement of operations, including any fee waivers and recoupment of fees previously waived. The Board also noted that Rafferty charges similar fees to other comparable client accounts. In considering the fees paid or to be paid by Rafferty to Horizon, the Board considered that the fees are higher than the industry average. However, Rafferty explained that the Fund is offered to Horizon’s clients in wrap programs, and help lower the overall fees paid by these clients. The Board also noted that Rafferty negotiated the lowest fee Horizon charges for comparable client accounts. In considering the profitability of Rafferty, the Board considered the overall profitability of Rafferty’s investment business and its representation that it does not assess profitability with respect to its services to individual Funds. In considering the profitability of Horizon, the Board considered Horizon’s pre-tax profits.

Based on these consideration, the Board determined that, in the exercise of its business judgment, the costs of the services provided and the profits realized under the Agreements were fair and reasonable.
   Economies of Scale. The Board considered Rafferty’s representation that it believes that asset levels at this time are not sufficient to warrant a reduction in fee rates or the addition of breakpoints. Based on this and other considerations, the Board determined that, in the exercise of its business judgment, the reduction in fee rates or additions of breakpoints were not necessary at this time.
   Other Benefits. The Board considered Rafferty’s representation that its relationship with the Fund has permitted Rafferty to attract business to its other client accounts. The Board also considered that Rafferty’s overall business with brokerage firms due to both the Fund and other client accounts help lower commission rates and provide better execution for Fund portfolio transactions. Horizon represented that there were no other benefits other than direct compensation. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the benefits to were fair and reasonable.
   Conclusion. Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreements for the Fund was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the continuance of the Agreements.

Direxion funds
Trustees and Officers
(Unaudited)
The business affairs of each Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds’ Trustee and Officers and is available without charge, upon request by calling 1-800-851-0511.

				# of	Other
			Principal	Portfolios in	Trusteeships/
	Position(s)	Term of Office and	Occupation(s) During	Direxion Complex	Directorships
Name, Address and Age	Held with Fund	Length of Time Served	Past Five Years	Overseen by Trustee(3)	Held by Trustee

Interested Trustees
Lawrence C. Rafferty(1) Age: 64	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997 — present; Chief Executive Officer of Rafferty Companies, LLC, 1996 — present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995 — present.	99	None

Jay F. Higgins(1) Age: 61	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Chairman, Bengal Partners, LLC, 1998 — present (NASD Broker-Dealer).	99	Dwango North America Corp. (radio, telephone communications)

				# of	Other
			Principal	Portfolios in	Trusteeships/
	Position(s)	Term of Office and	Occupation(s) During	Direxion Complex	Directorships
Name, Address and Age	Held with Fund	Length of Time Served	Past Five Years	Overseen by Trustee(3)	Held by Trustee

Non-Interested Trustees
Daniel J. Byrne Age: 62	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Inc., 1992 — present; Trustee, The Opening Word Program, Wyandanch, New York.	99	None

Kevin G. Boyle(2) Age: 65	Trustee	Lifetime of Trust until removal or resignation; Since 2002	President, Kevin G. Boyle Securities, Inc., 1981 — present.	99	None

Gerald E. Shanley III Age: 63	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985 — present; Trustee of Estate of Charles S. Payson, 1987 — present.	99	None

Direxion funds
Trustees and Officers
(Unaudited)

				# of	Other
			Principal	Portfolios in	Trusteeships/
	Position(s)	Term of Office and	Occupation(s) During	Direxion Complex	Directorships
Name, Address and Age	Held with Fund	Length of Time Served	Past Five Years	Overseen by Trustee(3)	Held by Trustee

Officers
Ron Fernandes Age: 48	Chief Executive Officer	One Year; Since 2006	President, SunLife Distributors, Inc. and Executive Vice President, SunLife Retirement Products and Services, 1999 — 2002; Vice Chairman, Wheat Benefit Services and Senior Managing Director Retirement Services, Wheat First Union Securities, 1995 — 1999.	N/A	None

Daniel D. O’Neill Age: 38	President;	One Year; Since 1999	Managing Director of Rafferty, 1999 — present.	N/A	None
	Chief Operating Officer and Chief Investment Officer	One Year; Since 2006

William Franca Age: 49	Executive Vice President — Head of Distribution	One Year; Since 2006	Senior Vice President — National Sales, Massachusetts Financial Services/SunLife Financial Distributors, 2002 — 2004; Executive Vice President, Distribution, SunLife, 2001 — 2002.	N/A	None

Timothy P. Hagan Age: 64	Chief Compliance Officer;	One Year; Since 2004	Vice President of Rafferty, 1997 — present.	N/A	None
	Chief Financial Officer	One Year; Since 2004; From 1997 — 2001

Stephen P. Sprague Age: 57	Treasurer and Controller	One Year; Since 1999	Chief Financial Officer of Rafferty for the past 5 years.	N/A	None

Eric W. Falkeis 615 East Michigan Street Milwaukee, WI 53202 Age: 33	Secretary	One Year; Since 2004	Vice President, U.S. Bancorp Fund Services LLC, 1997 — present.	N/A	None

The address for all Trustees and Officers, with the exception of Eric Falkeis, is 33 Whitehall Street, New York, NY 10004.

(1)	Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and Mr. Higgins owns a beneficial interest in Rafferty.

(2)	Mr. Boyle was an Interested Trustee from May to September 2004 due to his daughter being employed by Rafferty Capital Markets, LLC during that time period.

(3)	The “Fund Complex” consists of the Direxion Funds which currently offers for sale to the public 34 portfolios of the 54 currently registered with the SEC and the Direxion Insurance Trust which currently offers for sale 3 portfolios of the 45 currently registered with the SEC.

Advisor

Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004
Sub-Advisor

Horizon Capital Management, Inc.
141 Ridgeway Drive
Lafayette, LA 70503
Administrator, Transfer Agent, Dividend

Paying Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993
Custodian

U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202
Independent Registered Public Accounting Firm

Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606
Distributor

Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530
The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.
The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.
The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without change, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
ANNUAL
REPORT
August 31, 2006
33 Whitehall St., 10th Floor
New York, NY 10004
(800) 851-0511

Letter to Shareholders
October 12, 2006
Dear Shareholders,
The PSI Calendar Effects Fund (the “Fund”) follows a strategy which seeks to extract profit from the equity markets while keeping equity market exposure to a low level. The Fund attempts to take advantage of apparent tendencies of the market to perform better during certain calendar periods than others, a phenomenon which we refer to as “Calendar Effects”.
The Fund typically invests in equities providing exposure to one or more market areas represented by well-known market indices, such as the S&P 500, the NASDAQ 100, the S&P MidCap 400 and the Russell 2000. The selection varies from trade to trade, based on the manager’s determination of institutional investor activity levels in each area. When it is not invested in equities, the Fund typically invests in short-term fixed income securities which generate interest income for the Fund.
During the fiscal year from September 1, 2005 through August 31, 2006, the Fund was invested in the equity markets for just 75 of the total 252 total market days, meaning the Fund had exposure to the equities markets less than 30% of the fiscal year. Despite this somewhat limited exposure, the Fund provided a total return of 9.98% for the fiscal year, including a distribution on December 23, 2005. During the same period, the S&P 500 provided a total return of 8.88%, the NASDAQ 100 was essentially flat, gaining 0.31%, the S&P MidCap 400 advanced 6.67% and the Russell 2000 provided a total return of 9.45%. The Fund’s return, which was attributable to gains on equity investments and income from fixed income securities, was provided with substantially less volatility due to its considerable time out of the equity markets.
As always, we thank you for using the Direxion Funds and look forward to our continued mutual success.
Sincerely,

Bill Sherman Portfolio Manager Portfolio Strategies, Inc.	Daniel O’Neill Chief Investment Officer Direxion Funds
The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511.
An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. Investors considering an investment may obtain a prospectus by calling 1-800-851-0511. Investors should read the prospectus carefully for more complete information, including charges, expenses, and additional risks, before investing or sending money.

PSI Calendar Effects Fund

	Average Annual
	Total Return[2]

		Since
	1 Year	Inception

PSI Calendar Effects Fund	9.98%	9.33%
S&P 500 Index	8.88%	9.14%
This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.
The performance data shown represents past performance and does not guarantee future results.

[1]	Commencement of operations.
[2]	As of April 6, 2005.

1

Expense Example (Unaudited)
August 31, 2006
As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the PSI Calendar Effects Fund and to compare costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 — August 31, 2006).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. However, the example below does not include portfolio trading commissions and related expenses, or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as outgoing wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2

	PSI Calendar Effects Fund (Unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2006 –
	March 1, 2006	August 31, 2006	August 31, 2006 *

Actual	$1,000.00	$1,046.90	$8.82
Hypothetical (5% return before expenses)	1,000.00	1,016.59	8.69

*	Expenses are equal to the Fund’s annualized expense ratio of 1.71%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
PSI Calendar Effects Fund
Allocation of Fund Holdings (Unaudited)
August 31, 2006
The Percentages in the graph are calculated based on net assets.

*	Cash and other assets less liabilities.

3

PSI Calendar Effects Fund
Schedule of Investments
August 31, 2006

Face
Amount		Value

SHORT-TERM INVESTMENTS - 99.9%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 99.1%
$60,508,000	Federal Home Loan Bank Discount Note, 5.08%, 09/01/2006 (Cost $60,508,000)	$60,508,000

Shares		Value

MONEY MARKET FUND - 0.8%
532,461	Fidelity Institutional Money Market Portfolio (Cost $532,461)	$532,461

	TOTAL SHORT-TERM INVESTMENTS (Cost $61,040,461) - 99.9%	$61,040,461
	Other Assets in Excess of Liabilities - 0.1%	31,658

	TOTAL NET ASSETS - 100.0%	$61,072,119

Percentages are calculated as a percent of net assets.
See notes to the financial statements.

4

Statement of Assets and Liabilities
August 31, 2006

PSI Calendar
Effects Fund

Assets:
Investments, at market value (Note 2)	$61,040,461
Cash	435
Receivable for Fund shares sold	104,334
Dividends and interest receivable	2,053
Other assets	29,949

Total Assets	61,177,232

Liabilities:
Accrued distribution expenses	12,975
Accrued investment advisory fees	47,852
Accrued expenses and other liabilities	44,286

Total Liabilities	105,113

Net Assets	$61,072,119

Net Assets Consist Of:
Capital stock	$55,664,563
Accumulated undistributed net investment income (loss)	622,676
Accumulated undistributed net realized gain (loss) on investments sold and futures	4,784,880
Net unrealized appreciation (depreciation) on investments	—

Total Net Assets	$61,072,119

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$61,072,119
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	2,793,291
Net Asset Value, Redemption Price and Offering Price Per Share	$21.86

Cost of Investments	$61,040,461

See notes to the financial statements.

5

Statement of Operations
Year Ended August 31, 2006

PSI Calendar
Effects Fund

Investment income:
Dividend income	$73,741
Interest income	1,888,848

Total investment income	1,962,589

Expenses:
Investment advisory fees	744,245
Distribution expenses	148,849
Administration fees	19,564
Shareholder servicing fees	33,746
Fund accounting fees	27,079
Custody fees	16,741
Federal and state registration	12,636
Professional fees	37,834
Reports to shareholders	23,596
Insurance fees	4,573
Directors’ fees and expenses	7,217
Other	3,996

Total expenses	1,080,076

Net investment income (loss)	882,513

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	4,371,633
Futures	413,247

4,784,880

Change in unrealized appreciation (depreciation) on:
Investments	1,887

Net realized and unrealized gain (loss) on investments	4,786,767

Net increase (decrease) in net assets resulting from operations	$5,669,280

See notes to the financial statements.

6

Statements of Changes in Net Assets

	PSI Calendar Effects Fund

	Year Ended	April 6, 2005[1]
	August 31, 2006	to August 31, 2005

Operations:
Net investment income (loss)	$882,513	$166,228
Net realized gain (loss) on investments sold and futures	4,784,880	1,813,233
Change in net unrealized appreciation (depreciation)	1,887	(1,887)

Net increase (decrease) in net assets resulting from operations	5,669,280	1,977,574

Distributions to shareholders — Investor Class:
Net investment income	(397,770)	—
Net realized gains	(1,841,528)	—

Total distributions	(2,239,298)	—

Capital share transactions — Investor Class:
Proceeds from shares sold	28,109,832	84,088,444
Proceeds from shares issued to holders in reinvestment of dividends	2,239,298	—
Cost of shares redeemed	(39,525,669)	(19,247,342)

Net increase (decrease) in net assets resulting from capital share transactions	(9,176,539)	64,841,102

Total increase (decrease) in net assets	(5,746,557)	66,818,676

Net assets:
Beginning of period	66,818,676	—

End of period	$61,072,119	$66,818,676

Accumulated undistributed net investment income (loss), end of period	$622,676	$121,488

1 Commencement of operations.
See notes to the financial statements.

7

Financial Highlights

	PSI Calendar Effects Fund

	Investor Class

		April 6, 2005[1]
	Year Ended	to August 31,
	August 31, 2006	2005

Per share data:
Net asset value, beginning of period	$20.61	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.31	0.05
Net realized and unrealized gain (loss) on investments	1.70	0.56

Total from investment operations	2.01	0.61

Less distributions:
Dividends from net investment income	(0.13)	—
Distributions from realized gains	(0.63)	—

Total distributions	(0.76)	—

Net asset value, end of period	$21.86	$20.61

Total return	9.98%	3.05%[2]
Supplemental data and ratios:
Net assets, end of period	$61,072,119	$66,818,676
Ratio of expenses to average net assets	1.81%	1.90%[3]
Ratio of net investment income (loss) to average net assets	1.48%	0.63%[3]
Portfolio turnover rate[5]	1,586%	500%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market position.
See notes to the financial statements.

8

PSI Calendar Effects Fund
Notes to the Financial Statements
August 31, 2006
1. ORGANIZATION
Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 34 series of which one fund is included in this report, the PSI Calendar Effects Fund (the “Fund”). The Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. The Fund commenced operations on April 6, 2005.
The objective of the Fund is to seek returns that equal or exceed the broad market as measured by the Standard & Poor’s 500® Index (“S&P 500® Index”) over a full market cycle while only seeking exposure to the securities market approximately 30% of the time. The other 70% of the time, the Fund’s assets are maintained in money market instruments. Portfolio Strategies, Inc. (the “Subadvisor”) aggressively manages the Fund’s assets and may invest directly in equity securities, exchange traded funds (“ETFs”), other investment companies, as well as enter into long positions in stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles.
   a) Investment Valuation – Equity securities, over-the-counter (“OTC”) securities, swap agreements, options, futures and options on futures are valued at their last sales prices, or if not available, the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price (“NOCP”). Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the “amortized” cost method. Other debt securities are valued by using the closing bid and asked prices provided by the Fund’s pricing service or, if such prices are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Fund’s pricing service does not provide a valuation for such securities, the Fund’s pricing service provides a valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or the Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.
   b) Repurchase Agreements – The Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receive, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.
   c) Stock Index Futures Contracts and Options on Futures Contracts – The Fund may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in

9

value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.
   d) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Fund designates cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.
   e) Security Transactions – Investment transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.
   f) Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes.
   g) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Fund is charged for those expenses that are directly attributable to each portfolio, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.
   h) Distributions to Shareholders – The Fund generally pays dividends from substantially all of its net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. Distributions to shareholders are recorded on the ex-dividend date.
The tax character of distributions for the Investor Class during the periods ended August 31, 2006 and August 31, 2005 were as follows:

	Year Ended	Period Ended
	August 31, 2006	August 31, 2005[1]

Distributions paid from:
Ordinary Income	$2,239,298	$—
Long-term capital gain	—	—

Total distributions paid	$2,239,298	$—

[1]	Commenced operations on April 6, 2005.

10

As of August 31, 2006, the components of distributable earnings of the Fund were as follows:

Cost basis of investments for federal income tax purposes	$61,040,461

Unrealized Appreciation	—
Unrealized Depreciation	—

Net unrealized appreciation/(depreciation)	—

Undistributed ordinary income/(loss)	5,159,608
Undistributed long-term gain/(loss)	247,948

Distributable earnings	5,407,556

Other accumulated gain/(loss)	—

Total accumulated earnings/(losses)	$5,407,556

   i) Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
3. CAPITAL SHARE TRANSACTIONS
The capital share transactions for the Investor Class during the periods ended August 31, 2006 and August 31, 2005 were as follows:

	Year Ended	Period Ended
	August 31, 2006	August 31, 2005[1]

Shares Sold	1,328,506	4,186,052
Shares issued to holders in reinvestment of dividends	108,651	—
Shares redeemed	(1,886,215)	(943,703)

Total increase (decrease) from capital share transactions	(449,058)	3,242,349

[1]	Commenced operations on April 6, 2005.
4. INVESTMENT TRANSACTIONS
During the year ended August 31, 2006, the aggregate purchases and sales of investments (excluding short-term investments, options, swaps, forward contracts and futures contracts) were:

Purchases	$588,496,150
Sales	592,868,442
There were no purchases or sales of long-term U.S. Government securities during the year ended August 31, 2006.
In order to meet certain excise tax distribution requirements, the Fund is required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Fund is permitted for tax purposes to defer into its next fiscal year any net capital losses incurred between November 1st and the end of its fiscal year.
At August 31, 2006, the Fund did not defer any post-October losses.
At August 31, 2006, there were no capital loss carryovers.

11

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. generally accepted accounting principles requires permanent differences between financial reporting and tax reporting to be reclassified between various components of net assets. For the year ended August 31, 2006, the Fund increased undistributed net investment income by $16,445 and decreased accumulated net realized gain by $16,445. Differences are primarily due to income tax treatment of certain security investments.
5. INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Fund has entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rate of 1.25% of the Fund’s average daily net assets. In addition, the Adviser has entered into a sub-advisory agreement relating to the Fund whereby the sub-adviser will direct investment activities of the Fund. The Adviser pays, out of the management fees it receives from the Fund, a fee for these services. Additionally, the Adviser may waive additional fees it might otherwise normally charge the Fund. For the year ended August 31, 2006, the Adviser has voluntarily agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses of 2.00% of the Fund’s average daily net assets. Because this is a voluntary expense waiver, the Adviser may change or end the waiver at any time. The Adviser may recover from the Fund the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the year ended August 31, 2006, the Adviser did not pay any expenses on behalf of the Fund.
The Board of Trustees has authorized the Fund to pay Rule 12b-1 fees equal to 0.25% of the Investor Class average daily net assets. Rafferty Capital Markets, LLC, (the “Distributor”) serves as principal underwriter of the Fund, and acts as the Fund’s distributor in a continuous public offering of the Fund’s shares. There were no Rule 12b-1 fees retained by the Distributor for the year ended August 31, 2006. The Distributor is an affiliate of the Adviser.
In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnification provisions pursuant to which the Fund agrees to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Fund has not had prior claims or losses in connection with these provisions and believes the risk of loss is remote.
6. NEW ACCOUNTING PRONOUNCEMENT
On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

12

Additional Information (Unaudited)
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended August 31, 2006, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 0% for the fund.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2006 was 0% for the fund.
ADDITIONAL INFORMATION APPLICABLE TO FOREIGN SHAREHOLDERS ONLY
The percent of ordinary income distributions designated as interest related dividends for the fiscal year ended August 31, 2006 was 28.73% for the fund.
The percent of ordinary income distributions designated as short-term capital gain distributions for the fiscal year ended August 31, 2006 was 82.24% for the fund.

13

Report of Independent Registered Public Accounting Firm
To the Shareholders and
Board of Trustees of Direxion Funds:
We have audited the accompanying statement of assets and liabilities of PSI Calendar Effects Fund (one series of Direxion Funds, formerly known as Potomac Funds) (the “Fund”), including the schedule of investments, as of August 31, 2006, and the related statement of operations, the statement of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at August 31, 2006, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
October 27, 2006

Investment Advisory and Subadvisory Agreements Approvals (Unaudited)
Provided below is a summary of certain of the factors the Board considered at the August 22, 2006 Board meeting in approving: (1) the Advisory Agreement between Rafferty Asset Management (“Rafferty”) and the Direxion Funds (the “Trust”), on behalf of the PSI Calendar Effects Fund (the “Fund”), a series of the Trust; and (3) the Subadvisory Agreement between Rafferty and Portfolio Strategies, Inc. (the “Subadviser” or “PSI”) on behalf of the Fund.
The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and the Subadvisory Agreement (collectively, the “Agreements”) and each Trustee may have afforded different weight to the various factors.
In determining whether to approve the continuance of the Agreements, the Board considered the best interests of each Fund. The Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of the Fund; (3) the cost to Rafferty or the Subadviser for providing services and the profitability of the advisory business to Rafferty or the Subadviser, if such information was provided; (4) the extent to which economies of scale have been taken into account in setting the fee schedule; (5) whether fee levels reflect these economies of scale for the benefit of Fund investors; and (6) other benefits derived or anticipated to be derived by Rafferty or the Subadviser from its relationship with the Fund.
   Nature, Extent and Quality of Services Provided. The Board reviewed the nature, extent and quality of the services provided under the Advisory Agreements by Rafferty. The Board noted that Rafferty has provided services to the Fund since its inception and has significant investment experience. The Board also noted that Rafferty attempts to trade efficiently with low commission schedules, which helps improve performance results. The Board considered Rafferty’s representation that it has the financial resources and appropriate staffing to manage the Fund. The Board also considered Rafferty’s ability to adopt and implement compliance and control functions for the Fund and noted that information concerning portfolio management and a report from the chief compliance officer are provided on a periodic basis to the Board. The Board also considered Rafferty’s ability to increase assets of the Trust complex. The Board also considered that Rafferty oversees all aspects of the operation of the Fund, including oversight of the Subadviser.
Regarding the Subadvisory Agreement with PSI, the Board noted that the primary role of PSI is to provide an investment program for the Fund. The Board also noted that there would be no change in the services provided by PSI.
Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services provided by Rafferty to the Fund under the Agreement and PSI under the Subadvisory Agreement were fair and reasonable.
   Performance of the Fund. The Board considered that the Fund outperformed a market index for all relevant periods. In considering the performance of the Fund, the Board noted that it is offered to the subadviser’s clients in wrap programs as a lower cost alternative investment.
   Costs of Services Provided to the Fund and Profits Realized. The Board considered the overall fees paid to Rafferty on an annual basis since the Fund’s commencement of operations, including any fee waivers and recoupment of fees previously waived. The Board also noted that Rafferty charges similar fees to other comparable client accounts. In considering the fees paid or to be paid by Rafferty to PSI, the Board considered that the fees are higher than the industry average. However, Rafferty explained that the Fund is offered to PSI’s clients in wrap programs, and help lower the overall fees paid by these clients. The Board also noted that Rafferty negotiated the lowest fee PSI charges for comparable client accounts. In considering the profitability of Rafferty, the Board considered the overall profitability of Rafferty’s investment business and its representation that it does not assess profitability with respect to its services to individual Funds. The Board did not consider the profitability of PSI as information regarding its profits and losses was not provided.

Based on these consideration, the Board determined that, in the exercise of its business judgment, the costs of the services provided and the profits realized under the Agreements were fair and reasonable.
   Economies of Scale. The Board considered Rafferty’s representation that it believes that asset levels at this time are not sufficient to warrant a reduction in fee rates or the addition of breakpoints. Based on this and other considerations, the Board determined that, in the exercise of its business judgment, the reduction in fee rates or additions of breakpoints were not necessary at this time.
   Other Benefits. The Board considered Rafferty’s representation that its relationship with the Fund has permitted Rafferty to attract business to its other client accounts. The Board also considered that Rafferty’s overall business with brokerage firms due to both the Fund and other client accounts help lower commission rates and provide better execution for Fund portfolio transactions. PSI represented that there were no other benefits other than direct compensation. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the benefits to were fair and reasonable.
   Conclusion. Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreements for the Fund was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the continuance of the Agreements.

DIREXION FUNDS
Trustees and Officers
(Unaudited)
The business affairs of each Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds’ Trustee and Officers and is available without charge, upon request by calling 1-800-851-0511.
________________________________________________________________________________
Interested Trustees

				# of Portfolios
				in Direxion
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s) During	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	Past Five Years	Trustee(3)	by Trustee

Lawrence C. Rafferty(1)
Age: 64	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995- present.	99	None

Jay F. Higgins(1)
Age: 61	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Chairman, Bengal Partners, LLC, 1998-present (NASD Broker- Dealer).	99	Dwango North America Corp. (radio, telephone communications)

Non-Interested Trustees

				# of Portfolios
				in Direxion
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s) During	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	Past Five Years	Trustee(3)	by Trustee

Daniel J. Byrne
Age: 62	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Inc., 1992-present; Trustee, The Opening Word Program, Wyandanch, New York.	99	None

Kevin G. Boyle(2)
Age: 65	Trustee	Lifetime of Trust until removal or resignation; Since 2002	President, Kevin G. Boyle Securities, Inc., 1981-present.	99	None

Gerald E. Shanley III
Age: 63	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985- present; Trustee of Estate of Charles S. Payson, 1987-present.	99	None

Direxion Funds
Trustees and Officers
(Unaudited)
Officers

# of Portfolios
in Direxion
		Term of Office		Complex	Other Trusteeships/
	Position(s) Held	and Length of	Principal Occupation(s) During Past	Overseen by	Directorships Held
Name, Address and Age	with Fund	Time Served	Five Years	Trustee(3)	by Trustee

Ron Fernandes
Age: 48	Chief Executive Officer	One Year; Since 2006	President, SunLife Distributors, Inc. and Executive Vice President, SunLife Retirement Products and Services, 1999-2002; Vice Chairman, Wheat Benefit Services and Senior Managing Director Retirement Services, Wheat First Union Securities, 1995-1999.	N/A	None

Daniel D. O’Neill
Age: 38	President;	One Year; Since 1999	Managing Director of Rafferty, 1999- present.	N/A	None
	Chief Operating Officer and Chief Investment Officer	One Year; Since 2006

William Franca
Age: 49	Executive Vice President – Head of Distribution	One Year; Since 2006	Senior Vice President – National Sales, Massachusetts Financial Services/SunLife Financial Distributors, 2002-2004; Executive Vice President, Distribution, SunLife, 2001-2002.	N/A	None

Timothy P. Hagan
Age: 64	Chief Compliance Officer;	One Year; Since 2004	Vice President of Rafferty, 1997- present.	N/A	None
	Chief Financial Officer	One Year; Since 2004; From 1997-2001

Stephen P. Sprague
Age: 57	Treasurer and Controller	One Year; Since 1999	Chief Financial Officer of Rafferty for the past 5 years.	N/A	None

Eric W. Falkeis
615 East Michigan Street Milwaukee, WI 53202 Age: 33	Secretary	One Year; Since 2004	Vice President, U.S. Bancorp Fund Services LLC, 1997-present.	N/A	None

      The address for all Trustees and Officers, with the exception of Eric Falkeis, is 33 Whitehall Street, 10th Floor, New York, NY, 10004.

(1)	Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and Mr. Higgins owns a beneficial interest in Rafferty.

(2)	Mr. Boyle was an Interested Trustee from May to September 2004 due to his daughter being employed by Rafferty Capital Markets, LLC during that time period.

(3)	The “Fund Complex” consists of the Direxion Funds which currently offers for sale to the public 34 portfolios of the 54 currently registered with the SEC and the Direxion Insurance Trust which currently offers for sale 3 portfolios of the 45 currently registered with the SEC.

Advisor

Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004
Sub-Advisor

Portfolio Strategies, Inc.
1102 Broadway Plaza
Tacoma, WA 98402
Administrator, Transfer Agent, Dividend

Paying Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993
Custodian

U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202
Independent Registered Public Accounting Firm

Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606
Distributor

Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530
The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.
The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.
The Fund filed complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without change, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
ANNUAL
REPORT
August 31, 2006
PSI CALENDAR
EFFECTS FUND
33 Whitehall St., 10th Floor
New York, NY 10004
(800) 851-0511

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
(1) File: A copy of the registrant’s Code of Ethics is filed herewith.
Item 3. Audit Committee Financial Expert.
The registrant’s board of [trustees/directors] has determined that there is at least one audit committee financial expert serving on its audit committee. Gerald E. Shanley III is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
The registrant has engaged its principal accountant to perform audit services, audit-related services and tax services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/06	FYE 8/31/05
Audit Fees	$424,400	$259,500
Audit-Related Fees
Tax Fees	$87,500	$51,000
All Other Fees
The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)

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The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 8/31/06	FYE 8/31/05

Registrant	None	None
Registrant’s Investment Adviser	None	None

Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.
Item 11. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or

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15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a) (1) Filed herewith.
(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES
    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Funds

By (Signature and Title)*	/s/ Daniel D. O'Neill

Daniel D. O’Neill, President

Date	November 7, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel D. O'Neill

Daniel D. O’Neill, President

Date	November 7, 2006

By (Signature and Title)*	/s/ Timothy P. Hagan

Timothy P. Hagan, Chief Financial Officer

Date	November 8, 2006

* Print the name and title of each signing officer under his or her signature.

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